UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-8598

The Commerce Funds

922 Walnut

Fourth Floor

Kansas City, Missouri 64106

(Address of principal executive offices)

W. Bruce McConnel, Esq.

Drinker Biddle & Reath LLP

One Logan Square

18th and Cherry Streets

Philadelphia, PA 19103

(Name and address of agent for service)

Registrant’s telephone number, including area code: (1-800) 995-6365

Date of fiscal year end: October 31, 2003

Date of reporting period: April 30, 2003

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Reports to Stockholders

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1)

The Commerce *Funds*

Semi-Annual Report
April 30, 2003

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The Commerce Funds

Semi-Annual Report

April 30, 2003

[GRAPHIC]

For Your Life’s Direction

At The Commerce Funds, we’re committed to providing sound investment choices to help you realize your most important financial goals, no matter where life takes you.

We offer a full range of mutual funds managed by Commerce Investment Advisors, Inc., a subsidiary of Commerce Bank. With a choice of 11 portfolios—each targeting a specific investment goal—we make it easy for you to invest with confidence not just today, but throughout all the stages of your life.

Behind each of our Funds is a carefully defined, long-term investment philosophy and a commitment to the highest investment standards. This means, whether you are building a nest egg for retirement, planning for your child’s education, or saving for a special need, you can find investment options at The Commerce Funds.

Risk/Reward

The Commerce Funds

Risk

International Equity

MidCap Growth

Growth

Value

Core Equity

Asset Allocation

Kansas Tax-Free

Intermediate Bond

Missouri Tax-Free

Intermediate Bond

National Tax-Free

Intermediate Bond

Bond

Short-Term Government

Potential Return

In general, greater returns are associated with greater risks.

COMMERCE FUNDS

Please note:

The information in this semi-annual report is as of April 30, 2003 and is unaudited. To view more recent information about each Commerce Fund’s performance and portfolio or to get a prospectus, please visit our website at www.commercefunds.com.

You may also receive Commerce Funds information by calling toll free 1-800-995-6365 or by writing to P.O. Box 219525, Kansas City, Missouri, 64121-9525, or you may contact your investment professional. The Commerce Funds publish performance and portfolio information for each Commerce Fund at the end of every calendar quarter. Investors should read the prospectus carefully before investing or sending money.

COMMERCE CORE EQUITY FUND

Core Equity Fund

Performance Review(a)(d) (Unaudited)

For the six months ended April 30, 2003, the Institutional Shares of the Fund had a total return of 1.39%, based on Net Asset Value (NAV). The Service Shares had a total return, without sales charge, of 1.26% for the same period based on NAV. This compares to the Lipper Large Cap Core Funds Index(c) six-month return of 2.96% and the S&P 500 Index(b) six-month return of 4.48%. Past performance is no guarantee of future results.

Statement of Investments

April 30, 2003 (Unaudited)

Shares	Description	Value

Common Stocks – 98.9%
Commercial Services – 0.7%
27,700	Omnicom Group, Inc.	$ 1,714,630

Communications – 5.8%
62,250	BellSouth Corp.	1,586,753
205,800	SBC Communications, Inc.	4,807,488
109,200	Sprint Corp.	1,256,892
173,600	Verizon Communications, Inc.	6,489,168

		14,140,301

Consumer Durables – 5.6%
69,100	Ethan Allen Interiors, Inc.	2,327,288
68,200	Fortune Brands, Inc.	3,300,880
69,750	General Motors Corp.	2,514,488
29,000	International Game Technology*	2,502,700
140,300	Leggett & Platt, Inc.	2,897,195

		13,542,551

Consumer Non-Durables – 4.6%
53,150	Anheuser-Busch Companies, Inc.	2,651,122
110,800	Jones Apparel Group, Inc.*	3,160,016
58,400	The Procter & Gamble Co.	5,247,240

		11,058,378

Consumer Services – 3.0%
56,400	AOL Time Warner, Inc.*	771,552
24,500	Clear Channel Communications, Inc.*	958,195
43,000	eBay, Inc.*	3,989,110
33,625	Viacom, Inc. Class B*	1,459,661

		7,178,518

Distribution Services – 4.9%
133,950	Cardinal Health, Inc.	7,404,756
153,000	Sysco Corp.	4,395,690

		11,800,446

Electronic Technology – 6.2%
245,050	Cisco Systems, Inc.*	3,685,552
48,500	Dell Computer Corp.*	1,402,135

Shares	Description	Value

Common Stocks – (continued)
Electronic Technology – (continued)
187,200	Intel Corp.	$ 3,444,480
71,050	Microchip Technology, Inc.	1,477,129
133,200	National Semiconductor Corp.*	2,494,836
42,350	QUALCOMM, Inc.	1,350,542
66,500	Texas Instruments, Inc.	1,229,585

		15,084,259

Energy Minerals – 4.2%
194,500	Exxon Mobil Corp.	6,846,400
79,350	Royal Dutch Petroleum Co.	3,243,828

		10,090,228

Finance – 25.1%
63,150	American International Group, Inc.	3,659,543
161,700	Bank of America Corp.	11,973,885
68,575	Charter One Financial, Inc.	1,992,104
149,950	Citigroup, Inc.	5,885,537
132,600	Fannie Mae	9,598,914
23,400	Fifth Third Bancorp	1,153,386
81,100	Freddie Mac	4,695,690
69,700	Golden West Financial Corp.	5,256,774
54,500	Lincoln National Corp.	1,741,820
132,100	SunTrust Banks, Inc.	7,558,762
118,300	Washington Mutual, Inc.	4,672,850
52,600	Wells Fargo & Co.	2,538,476

		60,727,741

Health Services – 5.3%
75,450	Aetna, Inc.	3,757,410
300,000	Lincare Holdings, Inc.*	9,111,000

		12,868,410

Health Technology – 9.7%
45,200	Amgen, Inc.*	2,771,212
44,400	Boston Scientific Corp.*	1,911,420
51,700	Bristol-Myers Squibb Co.	1,320,418
15,400	Chiron Corp.*	628,782

(a)	Fund returns assume fee waivers and expense reductions and are not annualized.
(b)	The S&P 500 Index is an unmanaged index that emphasizes large capitalization companies. The Index figures do not reflect any fees, expenses or taxes.
(c)	The Lipper Large Cap Core Funds Index is an unmanaged index consisting of funds that, by portfolio practice, invest at least 75% of their equity assets in companies that have an average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P 500 Index. The Index figures do not reflect any fees, expenses or taxes.
(d)	Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

2	The accompanying notes are an integral part of these financial statements.

COMMERCE CORE EQUITY FUND

Shares	Description	Value

Common Stocks – (continued)
Health Technology – (continued)
27,600	Genentech, Inc.*	$ 1,048,524
19,000	Genzyme Corp. General Division*	765,320
149,300	Johnson & Johnson	8,414,548
30,350	Medtronic, Inc.	1,448,909
75,700	Pfizer, Inc.	2,327,775
18,500	Stryker Corp.	1,239,685
35,100	Zimmer Holdings, Inc.*	1,646,190

		23,522,783

Industrial Services – 0.3%
39,500	Transocean, Inc.*	752,475

Producer Manufacturing – 6.7%
90,300	Danaher Corp.	6,228,894
307,850	General Electric Co.	9,066,182
52,800	Herman Miller, Inc.	923,472

		16,218,548

Retail Trade – 4.6%
12,300	AutoZone, Inc.*	993,963
174,900	Office Depot, Inc.*	2,214,234
72,650	Target Corp.	2,429,416
39,400	The Gap, Inc.	655,222
83,850	Wal-Mart Stores, Inc.	4,722,432

		11,015,267

Technology Services – 6.8%
51,500	International Business Machines Corp.	4,372,350
285,600	Microsoft Corp.	7,302,792
74,100	Oracle Corp.*	880,308
87,200	Symantec Corp.*	3,832,440

		16,387,890

Shares	Description	Value

Common Stocks – (continued)
Utilities – 5.4%
162,575	Duke Energy Corp.	$ 2,859,694
53,700	Entergy Corp.	2,502,957
80,000	Exelon Corp.	4,243,200
50,000	FirstEnergy Corp.	1,686,500
28,500	FPL Group, Inc.	1,734,795

		13,027,146

TOTAL COMMON STOCKS
(Cost $235,747,083)		$239,129,571

Principal Amount	Interest Rate	Maturity Date	Value

Repurchase Agreement – 1.0%
State Street Bank & Trust Co.^
$2,444,000	1.11%	05/01/2003	$ 2,444,000
Maturity Value: $2,444,075

TOTAL REPURCHASE AGREEMENT
(Cost $2,444,000)			$ 2,444,000

TOTAL INVESTMENTS
(Cost $238,191,083)			$241,573,571

*	Non-income producing security.

^	Repurchase agreement was entered into on April 30, 2003. At April 30, 2003, this agreement was fully collateralized by U.S. Treasury Notes.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets (see Statements of Assets and Liabilities).

The accompanying notes are an integral part of these financial statements.	3

COMMERCE GROWTH FUND

Growth Fund

Performance Review(a)(d) (Unaudited)

For the six months ended April 30, 2003, the Institutional Shares of the Fund had a total return of 1.31%, based on Net Asset Value (NAV). The Service Shares had a total return, without sales charge, of 1.16% for the same period based on NAV. This compares to the Lipper Large Cap Growth Funds Index(c) six-month return of 2.37% and the Russell 1000 Growth Index(b) six-month return of 4.28%. Past performance is no guarantee of future results.

Statement of Investments

April 30, 2003 (Unaudited)

Shares	Description	Value

Common Stocks – 97.3%
Commercial Services – 0.8%
23,800	Omnicom Group, Inc.	$ 1,473,220

Communications – 0.8%
96,200	Nextel Communications, Inc.*	1,422,798

Consumer Durables – 4.1%
52,300	Electronic Arts, Inc.*	3,099,821
54,200	Harley-Davidson, Inc.	2,408,648
21,700	International Game Technology*	1,872,710

		7,381,179

Consumer Non-Durables – 9.6%
97,300	Anheuser-Busch Companies, Inc.	4,853,324
84,800	Jones Apparel Group, Inc.*	2,418,496
110,200	PepsiCo, Inc.	4,769,456
60,100	The Procter & Gamble Co.	5,399,985

		17,441,261

Consumer Services – 4.0%
90,900	Darden Restaurants, Inc.	1,591,659
25,300	eBay, Inc.*	2,347,081
85,900	Harrah’s Entertainment, Inc.*	3,383,601

		7,322,341

Distribution Services – 3.6%
24,900	Cardinal Health, Inc.	1,376,472
54,100	CDW Computer Centers, Inc.*	2,306,824
96,900	Sysco Corp.	2,783,937

		6,467,233

Electronic Technology – 13.8%
449,300	Cisco Systems, Inc.*	6,757,472
140,500	Dell Computer Corp.*	4,061,855
156,300	Intel Corp.	2,875,920
71,000	L-3 Communications Holdings, Inc.*	3,152,400
19,400	Lexmark International, Inc.*	1,445,494
133,800	Microchip Technology, Inc.	2,781,702

Shares	Description	Value

Common Stocks – (continued)
Electronic Technology – (continued)
37,300	Synopsys, Inc.*	$ 1,814,272
121,200	Texas Instruments, Inc.	2,240,988

		25,130,103

Finance – 6.5%
47,100	American Express Co.	1,783,206
47,900	Freddie Mac	2,773,410
35,300	Morgan Stanley	1,579,675
118,200	Wells Fargo & Co.	5,704,332

		11,840,623

Health Services – 7.8%
25,700	Express Scripts, Inc.*	1,515,272
81,000	Quest Diagnostics, Inc.*	4,839,750
49,400	UnitedHealth Group, Inc.	4,551,222
42,100	WellPoint Health Networks, Inc.*	3,197,074

		14,103,318

Health Technology – 19.3%
35,400	Amgen, Inc.*	2,170,374
65,200	Biotech HOLDRs Trust	6,630,840
112,100	Johnson & Johnson	6,317,956
119,600	Medtronic, Inc.	5,709,704
87,200	Merck & Co., Inc.	5,073,296
299,300	Pfizer, Inc.	9,203,475

		35,105,645

Producer Manufacturing – 5.7%
349,100	General Electric Co.	10,280,995

Retail Trade – 6.6%
70,300	Lowe’s Companies, Inc.	3,085,467
65,000	The Home Depot, Inc.	1,828,450
95,000	Wal-Mart Stores, Inc.	5,350,400
57,600	Walgreen Co.	1,777,536

		12,041,853

(a)	Fund returns assume fee waivers and expense reductions and are not annualized.
(b)	The Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The Index figures do not reflect any fees, expenses or taxes.
(c)	The Lipper Large Cap Growth Funds Index is an unmanaged index consisting of funds that, by portfolio practice, invest at least 75% of their equity assets in companies that have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P 500 Index. The Index figures do not reflect any fees, expenses or taxes.
(d)	Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4	The accompanying notes are an integral part of these financial statements.

COMMERCE GROWTH FUND

Shares	Description	Value

Common Stocks – (continued)
Technology Services – 14.7%
47,600	Affiliated Computer Services, Inc.*	$ 2,270,520
37,700	First Data Corp.	1,478,971
31,600	International Business Machines Corp.	2,682,840
35,900	Intuit, Inc.*	1,392,202
39,900	Mercury Interactive Corp.*	1,354,206
417,600	Microsoft Corp.	10,678,032
258,800	Oracle Corp.*	3,074,544
63,400	Symantec Corp.*	2,786,430
35,200	Yahoo!, Inc.*	872,256

		26,590,001

TOTAL COMMON STOCKS
(Cost $170,908,000)		$176,600,570

Principal Amount	Interest Rate	Maturity Date	Value

Repurchase Agreement – 1.8%
State Street Bank & Trust Co.^
$3,277,000	1.11%	05/01/2003	$ 3,277,000
Maturity Value: $3,277,101

TOTAL REPURCHASE AGREEMENT
(Cost $3,277,000)			$ 3,277,000

TOTAL INVESTMENTS
(Cost $174,185,000)			$179,877,570

*	Non-income producing security.

^	Repurchase agreement was entered into on April 30, 2003. At April 30, 2003, this agreement was fully collateralized by U.S. Treasury Notes.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets (see Statements of Assets and Liabilities).

The accompanying notes are an integral part of these financial statements.	5

COMMERCE VALUE FUND

Value Fund

Performance Review(a)(d) (Unaudited)

For the six months ended April 30, 2003, the Institutional Shares of the Fund had a total return of 3.46%, based on Net Asset Value (NAV). The Service Shares had a total return, without sales charge, of 3.33% for the same period based on NAV. This compares to the Lipper Large Cap Value Funds Index(c) six-month return of 4.40% and the Russell 1000 Value Index(b) six-month return of 5.25%. Past performance is no guarantee of future results.

Statement of Investments

April 30, 2003 (Unaudited)

Shares	Description	Value

Common Stocks – 96.4%
Commercial Services – 0.2%
17,900	Advent Software, Inc.*	$ 225,361

Communications – 11.4%
13,320	AT&T Corp.	227,106
125,000	BellSouth Corp.	3,186,250
15,000	CenturyTel, Inc.	441,750
119,700	SBC Communications, Inc.	2,796,192
84,300	Sprint Corp.	970,293
14,500	Telephone & Data Systems, Inc.	624,805
114,100	Verizon Communications, Inc.	4,265,058

		12,511,454

Consumer Durables – 2.5%
17,400	Activision, Inc.*	266,220
40,704	Ford Motor Co.	419,251
10,400	Fortune Brands, Inc.	503,360
21,700	General Motors Corp.	782,285
22,500	Mattel, Inc.	489,150
8,700	Newell Rubbermaid, Inc.	265,176

		2,725,442

Consumer Non-Durables – 4.7%
36,700	Anheuser-Busch Companies, Inc.	1,830,596
9,000	General Mills, Inc.	405,990
31,800	The Procter & Gamble Co.	2,857,230

		5,093,816

Consumer Services – 5.3%
54,300	AOL Time Warner, Inc.*	742,824
21,400	Cablevision Systems New York Group Class A*	479,788
10,300	Cendant Corp.*	147,084
6,500	Clear Channel Communications, Inc.*	254,215
16,583	Comcast Corp. Class A*	529,164
22,000	Fox Entertainment Group, Inc. Class A*	558,800
11,800	Gannett Co., Inc.	893,496

Shares	Description	Value

Common Stocks – (continued)
Consumer Services – (continued)
7,900	H&R Block, Inc.	$305,098
41,600	USA Interactive*	1,245,920
15,900	Viacom, Inc. Class B*	690,219

		5,846,608

Distribution Services – 0.3%
12,600	McKesson Corp.	349,524

Electronic Technology – 0.3%
10,900	Novellus Systems, Inc.*	305,636

Energy Minerals – 6.2%
5,800	Anadarko Petroleum Corp.	257,520
25,400	ChevronTexaco Corp.	1,595,374
139,900	Exxon Mobil Corp.	4,924,480

		6,777,374

Finance – 40.9%
24,700	AmerUs Group Co.	646,893
68,787	Bank of America Corp.	5,093,677
13,300	Charter One Financial, lnc.	386,365
120,866	Citigroup, Inc.	4,743,990
6,123	Comerica, Inc.	266,412
80,200	Freddie Mac	4,643,580
49,300	Golden West Financial Corp.	3,718,206
71,200	IndyMac Bancorp, Inc.	1,586,336
67,400	John Hancock Financial Services, Inc.	1,955,948
26,400	Marshall & Ilsley Corp.	776,688
34,400	Merrill Lynch & Co., Inc.	1,412,120
85,600	MetLife, Inc.	2,459,288
47,000	Morgan Stanley	2,103,250
10,100	Regions Financial Corp.	340,471
30,800	The Allstate Corp.	1,163,932
9,300	The Hartford Financial Services Group, Inc.	379,068
22,200	Trustmark Corp.	545,654
129,645	U.S. Bancorp	2,871,637

(a)	Fund returns assume fee waivers and expense reductions and are not annualized.
(b)	The Russell 1000 Value Index measures the performance of the 1,000 largest U.S. companies based on total market capitalization with lower price-to-book ratios and lower forecasted growth values. The Index figures do not reflect any fees, expenses or taxes.
(c)	The Lipper Large Cap Value Funds Index is an unmanaged index consisting of funds that, by portfolio practice, invest at least 75% of their equity assets in companies that have a below-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P 500 Index. The Index figures do not reflect any fees, expenses or taxes.
(d)	Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

6	The accompanying notes are an integral part of these financial statements.

COMMERCE VALUE FUND

Shares	Description	Value

Common Stocks – (continued)
Finance – (continued)
41,200	UnionBanCal Corp.	$ 1,664,480
104,000	Washington Mutual, Inc.	4,108,000
81,400	Wells Fargo & Co.	3,928,364

		44,794,359

Health Services – 3.7%
9,600	Aetna, Inc.	478,080
7,300	Anthem, Inc.*	501,072
14,800	CIGNA Corp.	774,040
10,400	Pediatrix Medical Group, Inc.*	331,448
15,700	UnitedHealth Group, Inc.	1,446,441
48,700	WebMD Corp.*	469,468

		4,000,549

Health Technology – 0.7%
10,400	Bristol-Myers Squibb Co.	265,616
8,800	Merck & Co., Inc.	511,984

		777,600

Industrial Services – 0.7%
10,900	ENSCO International, Inc.	276,860
25,800	Varco International, Inc.*	453,822

		730,682

Process Industries – 0.8%
15,500	Praxair, Inc.	900,240

Producer Manufacturing – 4.1%
21,300	3M Co.	2,684,652
44,800	Delphi Corp.	376,320
13,400	Energizer Holdings, Inc.*	386,188
20,800	The Timken Co.	368,160
6,300	United Technologies Corp.	389,403
39,400	Visteon Corp.	276,194

		4,480,917

Retail Trade – 2.1%
9,900	AutoZone, Inc.*	800,019
11,300	CVS Corp.	273,573
20,800	Office Depot, Inc.*	263,328
15,100	Sears, Roebuck & Co.	427,934
15,400	Zale Corp.*	538,076

		2,302,930

Technology Services – 2.2%
37,100	Acxiom Corp.*	517,916
22,200	International Business Machines Corp.	1,884,780

		2,402,696

Transportation – 0.8%
29,000	Burlington Northern Santa Fe Corp.	816,640

Shares	Description	Value

Common Stocks – (continued)
Utilities – 9.5%
34,800	Constellation Energy Group	$1,018,944
38,400	Dominion Resources, Inc.	2,272,512
31,500	Duke Energy Corp.	554,085
36,100	Entergy Corp.	1,682,621
12,762	Exelon Corp.	676,896
15,400	FPL Group, Inc.	937,398
19,900	NiSource, Inc.	376,110
13,600	NSTAR	587,520
17,900	PG&E Corp.*	268,142
9,700	PPL Corp.	351,140
22,700	Progress Energy, Inc.	948,406
19,900	Public Service Enterprise Group, Inc.	765,553

		10,439,327

TOTAL COMMON STOCKS
(Cost $108,908,916)		$105,481,155

Exchange Traded Funds – 1.8%
22,000	SPDR Trust Series 1	$2,022,020

TOTAL EXCHANGE TRADED FUNDS
(Cost $2,029,720)		$2,022,020

Principal Amount	Interest Rate	Maturity Date	Value

Repurchase Agreement – 1.6%
State Street Bank & Trust Co.^
$1,784,000	1.11%	05/01/2003	$1,784,000
Maturity Value: $1,784,055

TOTAL REPURCHASE AGREEMENT
(Cost $1,784,000)			$1,784,000

TOTAL INVESTMENTS
(Cost $112,722,636)			$109,287,175

*	Non-income producing security.

^	Repurchase agreement was entered into on April 30, 2003. At April 30, 2003, this agreement was fully collateralized by U.S. Treasury Notes.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets (see Statements of Assets and Liabilities).

Investment Abbreviation:
SPDR—Standard & Poor’s Depositary Receipts

The accompanying notes are an integral part of these financial statements.	7

COMMERCE MIDCAP GROWTH FUND

MidCap Growth Fund

Performance Review(a)(d) (Unaudited)

For the six months ended April 30, 2003, the Institutional Shares of the Fund had a total return of 1.30%, based on Net Asset Value (NAV). The Service Shares had a total return, without sales charge, of 1.16% for the same period based on NAV. This compares to the Lipper MidCap Growth Funds Index(c) six-month return of 4.95% and the Russell Midcap Growth Index(b) six-month return of 8.19%. Past performance is no guarantee of future results.

Statement of Investments

April 30, 2003 (Unaudited)

Shares	Description	Value

Common Stocks – 96.9%
Commercial Services – 0.8%
41,300	Advent Software, Inc.*	$ 519,967

Communications – 1.1%
16,598	Telephone & Data Systems, Inc.	715,208

Consumer Durables – 6.2%
33,400	Electronic Arts, Inc.*	1,979,618
24,900	International Game Technology*	2,148,870

		4,128,488

Consumer Non-Durables – 4.1%
44,022	Coach, Inc.*	1,915,397
9,573	Columbia Sportswear Co.*	459,600
11,679	Jones Apparel Group, Inc.*	333,085

		2,708,082

Consumer Services – 10.9%
36,900	Apollo Group, Inc.*	1,999,943
19,700	Cablevision Systems New York Group Class A*	441,674
7,300	GTECH Holdings Corp.*	245,791
48,452	H&R Block, Inc.	1,871,216
38,955	Harrah's Entertainment, Inc.*	1,534,438
13,800	The E.W. Scripps Co.	1,093,650

		7,186,712

Distribution Services – 0.8%
15,183	Performance Food Group Co.*	532,619

Electronic Technology – 4.1%
20,655	Fairchild Semiconductor Corp.*	245,175
11,370	L-3 Communications Holdings, Inc.*	504,828
20,451	Lexmark International Group, Inc.*	1,523,804
9,277	QLogic Corp.*	408,095

		2,681,902

Shares	Description	Value

Common Stocks – (continued)
Finance – 11.8%
38,210	Commerce Bancorp, Inc.	$ 1,554,001
39,400	Hudson United Bancorp	1,313,596
63,065	IndyMac Bancorp, Inc.	1,405,088
41,400	North Fork Bancorp, Inc.	1,339,704
7,865	SLM Corp.	880,880
76,300	Staten Island Bancorp, Inc.	1,309,308

		7,802,577

Health Services – 15.9%
29,593	Anthem, Inc.*	2,031,263
63,690	Caremark Rx, Inc.*	1,268,068
6,826	Express Scripts, Inc.*	402,461
20,411	First Health Group Corp.*	511,296
32,693	Pharmaceutical Product Development, Inc.*	855,576
15,830	Quest Diagnostics, Inc.*	945,842
15,000	Stericycle, Inc.*	589,350
168,200	WebMD Corp.*	1,621,448
29,956	WellPoint Health Networks, Inc.*	2,274,859

		10,500,163

Health Technology – 14.6%
17,304	Biovail Corp.*	625,539
18,741	Boston Scientific Corp.*	806,800
16,000	Cytyc Corp.*	211,200
27,940	Forest Laboratories, Inc.*	1,445,057
7,400	Invitrogen Corp.*	241,980
42,800	Mylan Laboratories, Inc.	1,209,956
31,971	Stryker Corp.	2,142,377
5,200	Varian Medical Systems, Inc.*	280,072
17,617	Watson Pharmaceuticals, Inc.*	512,126
46,400	Zimmer Holdings, Inc.*	2,176,160

		9,651,267

(a)	Fund returns assume fee waivers and expense reductions and are not annualized.
(b)	The Russell Midcap Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The index figures do not reflect any fees, expenses or taxes.
(c)	The Lipper MidCap Growth Funds Index is an unmanaged index consisting of funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) of less than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. The Index figures do not reflect any fees, expenses or taxes.
(d)	Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

8	The accompanying notes are an integral part of these financial statements.

COMMERCE MIDCAP GROWTH FUND

Shares	Description	Value

Common Stocks – (continued)
Industrial Services – 1.7%
23,988	Smith International, Inc.*	$ 853,013
22,746	The Shaw Group, Inc.*	264,991

		1,118,004

Producer Manufacturing – 3.6%
17,900	Avery Dennison Corp.	948,879
50,200	Energizer Holdings, Inc.*	1,446,764

		2,395,643

Retail Trade – 12.2%
12,947	Abercrombie & Fitch Co.*	425,697
47,300	AnnTaylor Stores Corp.*	1,119,118
27,373	AutoZone, Inc.*	2,212,012
10,030	Barnes & Noble, Inc.*	197,591
41,194	Chico’s FAS, Inc.*	1,002,662
45,300	Ross Stores, Inc.	1,716,870
44,300	Staples, Inc.*	843,472
55,646	Toys “R” Us, Inc.*	570,372

		8,087,794

Technology Services – 8.4%
85,600	Acxiom Corp.*	1,194,976
58,900	BMC Software, Inc.*	878,788
12,600	Citrix Systems, Inc.*	238,896
41,625	Symantec Corp.*	1,829,419
137,400	Unisys Corp.*	1,428,960

		5,571,039

Utilities – 0.7%
10,386	Kinder Morgan, Inc.	488,350

TOTAL COMMON STOCKS
(Cost $62,723,978)		$64,087,815

Principal Amount	Interest Rate	Maturity Date	Value

Repurchase Agreement – 2.3%
State Street Bank & Trust Co.^
$1,508,000	1.11%	05/01/2003	$1,508,000
Maturity Value: $1,508,047

TOTAL REPURCHASE AGREEMENT
(Cost $1,508,000)			$1,508,000

TOTAL INVESTMENTS
(Cost $64,231,978)			$65,595,815

*	Non-income producing security.

^	Repurchase agreement was entered into on April 30, 2003. At April 30, 2003, this agreement was fully collateralized by U.S. Treasury Notes.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets (see Statements of Assets and Liabilities).

The accompanying notes are an integral part of these financial statements.	9

COMMERCE INTERNATIONAL EQUITY FUND

International Equity Fund

Performance Review(a)(d) (Unaudited)

For the six months ended April 30, 2003, the Institutional Shares of the Fund had a total return of -1.38%, based on Net Asset value (NAV). The Service Shares had a total return, without sales charge, of -1.62% for the same period based on NAV. This compares to the Lipper International Equity Funds Index(c) six-month return of 1.61% and the Morgan Stanley Capital International Europe, Australasia and Far East Index(b) (MSCI EAFE Index) six-month return of 2.04%. Past performance is no guarantee of future results.

Statement of Investments

April 30, 2003 (Unaudited)

Shares	Description	Value

Common Stocks – 95.9%
Australian Dollar – 2.7%
150,209	Foster’s Group Ltd. (Beverages)	$ 421,427
56,943	National Australia Bank Ltd. (Commercial Banks)	1,158,968
138,300	The News Corp. Ltd. (Media)	985,626
94,625	Westpac Banking Corp. (Commercial Banks)	942,809

		3,508,830

British Pound Sterling – 29.0%
547,186	Barclays PLC (Commercial Banks)	3,783,273
322,079	BP PLC (Oil & Gas)	2,042,694
118,365	British American Tobacco PLC (Tobacco)	1,135,984
326,190	Cadbury Schweppes PLC (Food Products)	1,818,323
45,866	Centrica PLC (Gas Utilities)	121,969
237,572	Compass Group PLC (Hotels Restaurant & Leisure)	1,094,424
316,490	Diageo PLC (Beverages)	3,513,316
197,279	GlaxoSmithKline PLC (Pharmaceuticals)	3,957,092
248,317	Hilton Group PLC (Hotels Restaurant & Leisure)	607,709
189,745	HSBC Holdings PLC (Commercial Banks)	2,080,537
166,029	Kingfisher PLC (Specialty Retail)	649,323
338,976	Lloyds TSB Group PLC (Commercial Banks)	2,231,190
219,194	Prudential PLC (Insurance)	1,342,843
411,676	Shell Transport & Trading Co. PLC (Oil & Gas)	2,467,714
95,820	Smith & Nephew PLC (Health Care Equipment & Supplies)	639,514
40,850	Smiths Group PLC (Industrial Conglomerates)	437,135
413,162	Tesco PLC (Food & Staples Retailing)	1,308,529

Shares	Description	Value

Common Stocks – (continued)
British Pound Sterling – (continued)
379,946	Unilever PLC (Food Products)	$ 3,737,616
1,998,489	Vodafone Group PLC (Wireless Telecommunication Services)	3,947,902
83,598	Wolseley PLC (Trading Company & Distribution)	809,001
90,652	WPP Group PLC (Media)	645,623

		38,371,711

Euro – 33.9%
Finland – 1.6%
126,583	Nokia Oyj (Communications Equipment)	2,145,633

France – 8.3%
69,227	Aventis SA (Pharmaceuticals)	3,522,599
128,662	AXA (Insurance)	1,957,894
15,409	Lafarge SA (Construction Materials)	1,037,174
34,078	Total Fina SA (Oil & Gas)	4,477,059

		10,994,726

Germany – 6.0%
51,348	Bayer AG (Chemicals)	938,690
69,357	Bayerische Motoren Werke (BMW) AG (Automobiles)	2,316,362
25,315	Deutsche Bank AG (Capital Markets)	1,311,640
70,232	E. ON AG (Electric Utilities)	3,367,999

		7,934,691

Ireland – 0.7%
55,813	CRH PLC (Construction Materials)	858,686

Italy – 4.0%
190,910	ENI SPA (Oil & Gas)	2,725,840
306,965	Telecom Italia SPA (Diversified Telecommunication Services)	2,512,354

		5,238,194

(a)	Fund returns assume fee waivers and expense reductions and are not annualized.
(b)	The Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE) Index is an unmanaged index composed of a sample of companies representative of the market structure of 20 European and Pacific Basin countries. The Index figures do not reflect any fees, expenses or taxes.
(c)	The Lipper International Equity Funds Index is an unmanaged index consisting of funds that invest their assets in securities with primary trading markets outside of the United States. The Index figures do not reflect any fees, expenses or taxes.
(d)	Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

10	The accompanying notes are an integral part of these financial statements.

COMMERCE INTERNATIONAL EQUITY FUND

Shares	Description	Value

Common Stocks – (continued)
Netherlands – 9.3%
162,750	ABN AMRO Holding NV (Commercial Banks)	$ 2,755,039
18,960	Heineken NV (Beverages)	705,297
197,568	ING Groep NV (Diversified Financial Services)	3,214,108
113,000	Koninklijke Ahold NV (Food & Staples Retailing)	518,016
121,121	Koninklijke (Royal) Philips Electronics NV (Household Durables)	2,257,542
120,771	Reed Elsevier NV (Media)	1,377,348
44,900	TPG NV (Air Freight & Logistics)	701,834
24,649	VNU NV (Media)	716,561

		12,245,745

Portugal – 0.0%
35,850	Electricidade de Portugal SA (Electric Utilities)	64,936

Spain – 4.0%
329,870	Banco Santander Central Hispano SA (Commercial Banks)	2,596,548
244,887	Telefonica SA* (Diversified Telecommunication Services)	2,713,440

		5,309,988

TOTAL EURO		$ 44,792,599

Hong Kong Dollar – 2.7%
167,000	Cheung Kong Holdings Ltd. (Real Estate)	$ 922,894
146,500	Hongkong Electric Holdings Ltd. (Electric Utilities)	591,707
4,284,000	PetroChina Co. Ltd. (Oil & Gas)	977,750
137,000	Sun Hung Kai Properties Ltd. (Real Estate)	642,924
97,500	Swire Pacific Ltd. Series ‘A’ (Diversified Financial Services)	385,047

		3,520,322

Japanese Yen – 12.9%
16,970	Acom Co. Ltd. (Consumer Finance)	477,406
120,000	Canon, Inc. (Office Electronics)	4,857,239
59,000	Fuji Photo Film Co. Ltd. (Leisure Equipment & Products)	1,506,214
51,100	Honda Motor Co. Ltd. (Automobiles)	1,695,037
22,800	HOYA Corp. (Electronic Equipment & Instruments)	1,349,849
14,100	Nintendo Co. Ltd. (Software)	1,103,561
564	Nippon Telegraph & Telephone Corp. (Diversified Telecommunication Services)	1,979,778
522	NTT DoCoMo, Inc. (Wireless Telecommunication Services)	1,078,367

Shares	Description	Value

Common Stocks – (continued)
Japanese Yen – (continued)
8,300	ROHM Co. Ltd. (Semiconductor & Semiconductor Equipment)	$ 856,626
5,100	SMC Corp. (Machinery)	384,599
7,800	SONY Corp. (Household Durables)	189,956
43,900	Takeda Chemical Industries Ltd. (Pharmaceuticals)	1,611,043

		17,089,675

Korean Won – 2.0%
11,800	Kookmin Bank ADR (Commercial Banks)	325,090
23,878	POSCO ADR (Metals & Mining)	490,693
14,175	Samsung Electronics Co. Ltd. GDR (Electronic Equipment & Instruments)	1,771,875

		2,587,658

Swiss Franc – 12.7%
23,882	Nestle SA (Food Products)	4,874,237
73,786	Novartis AG (Pharmaceuticals)	2,913,860
34,351	Roche Holding AG (Pharmaceuticals)	2,188,220
47,414	Swiss Re (Insurance)	3,100,853
78,659	UBS AG (Capital Markets)	3,736,266

		16,813,436

TOTAL COMMON STOCKS
(Cost $147,805,408)		$126,684,231

Principal Amount	Interest Rate	Maturity Date	Value

Repurchase Agreement – 2.9%
State Street Bank & Trust Co.^
$3,828,000	1.11%	05/01/2003	$ 3,828,000
Maturity Value: $3,828,118

TOTAL REPURCHASE AGREEMENT
(Cost $3,828,000)			$ 3,828,000

TOTAL INVESTMENTS
(Cost $151,633,408)			$130,512,231

*	Non-income producing security.

^	Repurchase agreement was entered into on April 30, 2003. At April 30, 2003, this agreement was fully collateralized by U.S. Treasury Notes.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets (see Statements of Assets and Liabilities).

Investment Abbreviations:
ADR	—AmericanDepositary Receipt
GDR	—GlobalDepositary Receipt

The accompanying notes are an integral part of these financial statements.	11

COMMERCE INTERNATIONAL EQUITY FUND

Statement of Investments (continued)

April 30, 2003 (Unaudited)

As a % of Total Net Assets

Common Stock Industry Classifications†
Air Freight & Logistics	0.5%
Automobiles	3.0
Beverages	3.5
Capital Markets	3.8
Chemicals	0.7
Commercial Banks	12.0
Communications Equipment	1.6
Construction Materials	1.4
Consumer Finance	0.4
Diversified Financial Services	2.7
Diversified Telecommunication Services	5.5
Electric Utilities	3.1
Electronic Equipment & Instruments	2.4
Food & Staples Retailing	1.4
Food Products	7.9
Gas Utilities	0.1
Health Care Equipment & Supplies	0.5
Hotels Restaurant & Leisure	1.3
Household Durables	1.9
Industrial Conglomerates	0.3
Insurance	4.8
Leisure Equipment & Products	1.1
Machinery	0.3
Media	2.8
Metals & Mining	0.4
Office Electronics	3.7
Oil & Gas	9.6
Pharmaceuticals	10.7
Real Estate	1.2
Semiconductor & Semiconductor Equipment	0.7
Software	0.8
Specialty Retail	0.5
Tobacco	0.9
Trading Company & Distribution	0.6
Wireless Telecommunication Services	3.8

TOTAL COMMON STOCK	95.9%

† Industry concentrations greater than one-tenth of one percent are disclosed.

12	The accompanying notes are an integral part of these financial statements.

COMMERCE ASSET ALLOCATION FUND

Asset Allocation Fund

Performance Review(a)(e) (Unaudited)

For the six months ended April 30, 2003, the Institutional Shares of the Fund had a total return of 2.12%, based on Net Asset Value (NAV). The Service Shares had a total return, without sales charge, of 2.01% for the same period based on NAV. This compares to the Russell 1000 Index(b) six-month return of 4.75%, the Lehman Brothers Aggregate Bond Index(c) six-month return of 4.31%, the Morgan Stanley Capital International Europe, Australasia and Far East Index(d) (MSCI EAFE Index) six-month return of 2.04%, and the combined 48% Russell 1000 Index/40% Lehman Brothers Aggregate Bond Index/12% MSCI EAFE Index six-month return of 4.45%. Past performance is no guarantee of future results.

Statement of Investments

April 30, 2003 (Unaudited)

Shares	Description	Value

Mutual Funds (Institutional Shares) – 99.0%
Equity – 61.0%
256,722	Commerce Value Fund – 24.2%	$ 4,764,767
227,560	Commerce Growth Fund – 20.6%	4,039,196
166,008	Commerce International Equity Fund – 12.1%	2,382,214
43,104	Commerce MidCap Growth Fund – 4.1%	805,179

		11,991,356

Fixed Income – 38.0%
390,962	Commerce Bond Fund – 38.0%	$ 7,467,376

TOTAL MUTUAL FUNDS (INSTITUTIONAL SHARES)
(Cost $19,249,201)		$19,458,732

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets (see Statements of Assets and Liabilities).

For information on the underlying mutual funds, please call our toll free Shareholder Services Line at 1-800-995-6365 or visit us on the web at www.commercefunds.com.

(a)	Fund returns assume fee waivers and expense reductions and are not annualized.
(b)	The Russell 1000 Index is an unmanaged market-weighted index comprised of the 1000 largest U.S. companies. The Index figures do not reflect any fees, expenses or taxes.
(c)	The Lehman Brothers Aggregate Bond Index is a broad market-weighted index comprised of three major classes of investment-grade bonds with maturities greater than one year. The Index figures do not reflect any fees, expenses or taxes.
(d)	The Morgan Stanley Capital International Europe, Australasia and Far East Index (MSCI EAFE) is an unmanaged index composed of a sample of companies representative of the market structure of 20 European and Pacific Basin countries. The Index figures do not reflect any fees, expenses or taxes.
(e)	Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The accompanying notes are an integral part of these financial statements.	13

COMMERCE BOND FUND

Bond Fund

Performance Review(a)(d) (Unaudited)

For the six months ended April 30, 2003, the Institutional Shares of the Fund had a total return of 3.08%, based on Net Asset Value (NAV). The Service Shares had a total return, without sales charge, of 3.01% for the same period based on NAV. This compares to the Lipper Intermediate Investment Grade Funds Index(c) six-month return of 5.55% and the Lehman Brothers Aggregate Bond Index(b) six-month return of 4.31%. Past performance is no guarantee of future results.

Statement of Investments

April 30, 2003 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities – 21.9%
Auto – 0.8%

Distribution Financial Services Trust Series 1999-3, Class A6
$ 5,000,000	6.88%	11/15/2016	$ 5,338,662

Commercial – 3.7%

Asset Securitization Corp. Series 1995-MD4, Class A1
6,615,584	7.10	08/13/2029	7,289,922

Asset Securitization Corp. Series 1997-D4, Class 4IE
4,100,000	7.53	04/14/2029	4,767,973

LB Commercial Conduit Mortgage Trust Series 1998-C4, Class A1B
6,800,000	6.21	10/15/2035	7,572,072

LB-UBS Commercial Mortgage Trust Series 2002-C1, Class A4
5,500,000	6.46	03/15/2031	6,257,354

			25,887,321

Credit Card – 3.2%

Citibank Credit Card Master Trust I Series 1997-6, Class B
5,000,000	Zero Coupon	08/15/2006	4,882,031

Citibank Credit Card Master Trust I Series 1999-2, Class B
3,420,000	6.15	03/10/2011	3,795,999

MBNA Master Credit Card Trust Series 1999-B, Class B
5,000,000	6.20	08/15/2011	5,541,769

Standard Credit Card Master Trust Series 1995-1, Class B
7,000,000	8.45	01/07/2007	7,749,438

			21,969,237

Home Equity – 6.5%

American Business Financial Services, Inc. Series 1996-1, Class A†
1,136,043	7.95	09/15/2026	1,179,177

Cityscape Home Loan Trust Series 1997-4, Class A5
5,249,343	7.01	10/25/2018	5,466,609

Contimortgage Home Equity Loan Trust Series 1999-3, Class A6
2,500,000	7.68	12/25/2029	2,698,438

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities – (continued)
Home Equity – (continued)

Green Tree Home Improvement Loan Trust Series 1997-E, Class HEM1
$ 8,700,000	7.28%	01/15/2029	$ 9,138,525

Merrill Lynch Mortgage Investors, Inc. Series 1991-H1, Class M1
1,480,737	7.36	07/15/2011	1,548,389

Residential Asset Securities Corp. Series 1999-KS1, Class AI8
3,040,401	6.32	04/25/2030	3,234,177

Residential Funding Mortgage Securities I Series 2000-HI2, Class AI5
11,029,000	8.35	03/25/2025	12,635,968

Residential Funding Mortgage Securities I, Inc. Series 2000-HI4, Class AI7
8,849,000	7.98	09/25/2025	9,750,926

			45,652,209

Manufactured Housing – 7.6%
Associates Manufactured Housing Pass-Through Series 1996-1, Class A5
6,336,611	7.60	03/15/2027	6,581,865

Green Tree Financial Corp. Series 1993-4, Class A4
838,637	6.60	01/15/2019	847,128

Green Tree Financial Corp. Series 1993-4, Class A5
12,500,000	7.05	01/15/2019	12,927,064

Green Tree Financial Corp. Series 1995-1, Class B1
1,397,239	9.00	06/15/2025	838,343

Green Tree Financial Corp. Series 1995-5, Class B1
2,820,247	7.30	09/15/2026	1,833,160

Green Tree Financial Corp. Series 1995-5, Class M1
2,000,000	7.65	09/15/2026	1,500,000

Green Tree Financial Corp. Series 1995-8, Class B1
1,369,006	7.30	12/15/2026	757,625

Green Tree Financial Corp. Series 1996-4, Class A7
5,704,100	7.90	06/15/2027	5,904,841

Green Tree Financial Corp. Series 1996-8, Class M1
2,000,000	7.85	10/15/2027	1,642,310

(a)	Fund returns assume fee waivers and expense reductions and are not annualized.
(b)	The Lehman Brothers Aggregate Bond Index is a broad market-weighted index comprised of three major classes of investment-grade bonds with maturities greater than one year. The Index figures do not reflect any fees, expenses or taxes.
(c)	The Lipper Intermediate Investment Grade Funds Index is an unmanaged index consisting of funds that invest at least 65% of their assets in investment grade debt issues with dollar-weighted average maturities of five to ten years. The Index figures do not reflect any fees, expenses or taxes.
(d)	Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of funds shares.

14	The accompanying notes are an integral part of these financial statements.

COMMERCE BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities – (continued)
Manufactured Housing – (continued)

Green Tree Financial Corp. Series 1997-3, Class B1
$3,000,000	7.51%	03/15/2028	$ 810,000

Green Tree Financial Corp. Series 1997-3, Class M1
7,000,000	7.53	03/15/2028	4,900,000

Green Tree Financial Corp. Series 1997-6, Class M1
500,000	7.21	01/15/2029	1,712,500

Green Tree Financial Corp. Series 1998-3, Class A5
1,054,197	6.22	03/01/2030	1,059,528

Green Tree Financial Corp. Series 1998-3, Class A6
1,247,578	6.76	03/01/2030	1,267,304

Green Tree Financial Corp. Series 1999-1, Class M1
3,750,000	6.56	03/01/2020	1,275,000

Green Tree Financial Corp. Series 1999-1, Class M2
1,500,000	7.34	11/01/2028	442,500

Indymac Manufactured Housing Contract Series 1997-1, Class A3
1,894,702	6.61	02/25/2028	1,922,945

Indymac Manufactured Housing Contract Series 1997-1, Class A4
1,353,358	6.75	02/25/2028	1,421,449

Indymac Manufactured Housing Contract Series 1998-1, Class A5
2,253,516	6.96	09/25/2028	2,421,223

Oakwood Mortgage Investors, Inc. Series 1997-A, Class A5
2,959,881	7.13	05/15/2027	3,052,964

			53,117,749

Utilities – 0.1%
California Infrastructure PG&E-1 (Pacific Gas and Electric) Series 1997-1, Class A6
658,228	6.32	09/25/2005	666,639

TOTAL ASSET-BACKED SECURITIES
(Cost $155,672,848)			$152,631,817

Collateralized Mortgage Obligations – 15.2%

Federal Home Loan Mortgage Corp. FGIC PAC Series 2430, Class UD
$10,579,800	6.00%	03/15/2017	$11,371,021

Federal Home Loan Mortgage Corp. PAC Series 2068, Class CA
2,143,658	6.50	03/15/2026	2,186,883

Federal Home Loan Mortgage Corp. PAC Series 2110, Class PG
4,500,000	6.00	01/15/2029	4,726,818

Federal Home Loan Mortgage Corp. REMIC PAC Series 1579, Class PM
3,335,000	6.70	09/15/2023	3,574,646

Federal Home Loan Mortgage Corp. Series 1652, Class PJ
2,685,508	6.60	08/15/2022	2,752,634

Federal Home Loan Mortgage Corp. Series 2104, Class M
1,843,712	6.00	05/15/2025	1,858,731

Federal Home Loan Mortgage Corp. Series 2524, Class WC
1,950,000	6.00	11/15/2028	2,069,331

Principal Amount	Interest Rate	Maturity Date	Value

Collateralized Mortgage Obligations – (continued)

Federal National Mortgage Association FNIC PAC Series 2001-45, Class WG
$ 3,600,000	6.50%	09/25/2031	$ 3,864,555

Federal National Mortgage Association FNIC PAC Series 2001-76, Class UC
10,000,000	5.50	11/25/2015	10,519,801

Federal National Mortgage Association PAC Series 2001-54, Class PA
1,485,507	6.00	10/25/2011	1,493,215

Federal National Mortgage Association PAC Series 2003-14, Class AP
2,936,067	4.00	03/25/2033	2,968,453

Federal National Mortgage Association REMIC Series 1992-1, Class E
549,619	7.50	01/25/2007	584,760

Federal National Mortgage Association Series 1999-17, Class A
5,563,511	6.35	07/25/2026	5,612,235

GE Capital Mortgage Services, Inc. REMIC PAC Series 1998-12, Class A4
4,414,899	6.75	07/25/2028	4,490,659

Government National Mortgage Association
8,000,000	6.50	05/20/2028	8,344,039

Norwest Asset Securities Corp. Series 1998-21, Class B1
1,012,599	6.50	09/25/2013	1,034,626

Norwest Integrated Structured Assets, Inc. Series 1998-1, Class 2A4
2,151,923	7.00	06/25/2028	2,197,097

PNC Mortgage Securities Corp. Series 2000-8, Class 1A3
6,037,587	7.75	11/25/2030	6,173,348

Principal Residential Mortgage Capital Resources Series 2001-1A, Class A†
1,400,000	5.49	03/20/2004	1,438,281

Residential Accredit Loans, Inc. Series 2001-QS5, Class A2
10,000,000	6.75	05/25/2031	10,273,854
Residential Asset Securitization Trust Series 1998-A5, Class A5
6,237,091	6.75	06/25/2028	6,360,210

Residential Funding Mortgage Securities Corp. Series 1999-S14, Class IIA1
3,527,521	6.50	06/25/2029	3,609,880

Residential Funding Mortgage Securities I, Inc. Series 1998-S24, Class A16
507,497	6.50	10/25/2028	507,409

Residential Funding Mortgage Securities I, Inc. Series 1999-S20, Class A1
843,955	6.50	09/25/2014	865,490

Securitized Asset Sales, Inc. Series 1994-5, Class AM
2,397,907	7.00	07/25/2024	2,430,350

Structured Asset Securities Corp. Series 2001-9, Class 2A3
3,359,900	7.00	07/25/2031	3,432,104

Wells Fargo Alternative Loan Trust Series 2000-1, Class 1A1
891,661	7.50	10/25/2030	915,349

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $103,251,256)			$105,655,779

The accompanying notes are an integral part of these financial statements.	15

COMMERCE BOND FUND

Statement of Investments (continued)

April 30, 2003 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – 31.9%
Agency – 0.1%
Farmer Mac MTN
$ 542,000	6.68%	06/10/2014	$ 647,286

Cosmetics & Toiletries – 0.2%

Procter & Gamble Co.
1,000,000	6.60	12/15/2004	1,077,594

Energy – 1.0%

Amerada Hess Corp.
6,230,000	5.90	08/15/2006	6,734,979

Financial – 17.4%
Allstate Financial Global Funding†
2,925,000	6.15	02/01/2006	3,205,019

American General Finance Corp. MTN Series H
3,000,000	4.50	11/15/2007	3,134,244

Apache Finance Property Ltd.
4,500,000	7.00	03/15/2009	5,205,163

Bear Stearns Companies, Inc.
4,500,000	4.00	01/31/2008	4,623,530

Caterpillar Financial Services Corp. MTN Series F
1,500,000	2.65	01/30/2006	1,509,561

Equitable Life Assurance Society of the United States†
12,250,000	7.70	12/01/2015	14,539,072

Ford Motor Company Credit Corp.
5,000,000	6.63	06/30/2003	5,022,195

General Electric Capital Corp. MTN Series A
3,000,000	5.00	06/15/2007	3,230,319
4,325,000	5.88	02/15/2012	4,730,348

General Motors Acceptance Corp.
7,000,000	6.63	10/15/2005	7,405,699
5,525,000	6.15	04/05/2007	5,725,911
5,900,000	8.00	11/01/2031	6,145,074

Household Finance Corp.
4,500,000	7.65	05/15/2007	5,095,107

Metropolitan Life Insurance Co.†
8,000,000	7.70	11/01/2015	9,608,736

Morgan Stanley Traded Custody Receipts†
6,784,000	7.19#	09/15/2011	7,812,047
6,930,000	6.70	06/15/2012	7,778,440
7,150,000	7.65#	03/01/2032	8,492,413

PNC Bank, N.A.
8,250,000	7.88	04/15/2005	9,071,452

St. Paul Companies, Inc.
8,000,000	6.38	12/15/2008	8,721,280

			121,055,610

Industrial – 5.7%
Campbell Soup Company
2,600,000	8.88	05/01/2021	3,492,666

CONSOL Energy, Inc.
3,750,000	7.88	03/01/2012	3,663,769

Ford Motor Co.
6,900,000	6.50	08/01/2018	6,177,915

Receipts on Corporate Securities Trust CHR-1998-1
6,112,934	6.50	08/01/2018	6,293,448

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Industrial – (continued)

Receipts on Corporate Securities Trust NSC-1998-1
$11,873,255	6.38%	05/15/2017	$ 12,769,959

Ryder System, Inc.
4,000,000	6.60	11/15/2005	4,337,908

Service Master Co.
2,661,000	7.10	03/01/2018	2,912,172

			39,647,837

Real Estate – 2.8%
Archstone Communities Trust
3,000,000	8.20	07/03/2005	3,283,200

EOP Operating LP
3,300,000	7.75	11/15/2007	3,819,397

Merry Land & Investment, Inc.
1,000,000	6.88	11/01/2004	1,067,702

Simon Debartolo Group LP
6,000,000	6.75	06/15/2005	6,485,724

Speiker Properties LP
4,700,000	7.35	12/01/2017	5,297,891

			19,953,914

Retail Trade – 0.3%
Target Corp.
1,750,000	5.40	10/01/2008	1,900,855

Sovereign Agency – 0.3%
Resolution Funding Corp.
1,500,000	8.13	10/15/2019	2,025,465

Utilities – 1.9%
GTE Corp.
12,000,000	6.84	04/15/2018	13,482,180

Yankee – 2.2%
Hanson Overseas BV
5,000,000	6.75	09/15/2005	5,440,800
Swiss Bank Corp.
8,350,000	7.38	06/15/2017	10,360,221

			15,801,021

TOTAL CORPORATE OBLIGATIONS
(Cost $206,635,500)			$222,326,741

Mortgage-Backed Pass-Through Obligations – 17.7%
Federal Home Loan Mortgage Corporation
$ 574,503	6.00%	12/01/2013	$ 602,837
957,589	8.50	02/01/2019	1,049,631
1,201,224	8.50	03/01/2021	1,317,530
7,283,812	7.00	05/01/2026	7,704,835
1,395,337	7.00	10/01/2030	1,472,114
1,437,736	7.50	12/01/2030	1,534,517
3,124,794	7.50	01/01/2031	3,335,139
7,205,532	7.00	08/01/2031	7,599,294
10,000,000	5.50	TBA-30 yr a	10,250,000

Federal National Mortgage Association
2,245,951	5.50	01/01/2009	2,357,575
1,801,103	7.00	07/01/2009	1,925,528

16	The accompanying notes are an integral part of these financial statements.

COMMERCE BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Pass-Through Obligations – (continued)
Federal National Mortgage Association – (continued)
$ 493,291	6.50%	02/01/2012	$ 527,969
788,208	6.00	12/01/2013	820,712
660,465	6.50	07/01/2014	698,896
934,147	9.00	11/01/2021	1,040,715
54,474	6.50	05/01/2024	57,225
577,648	6.50	07/01/2024	606,829
243,007	6.50	08/01/2024	255,283
949,644	6.50	09/01/2024	997,616
280,595	9.00	02/01/2025	313,538
793,414	6.50	03/01/2026	831,254
756,889	8.00	07/01/2028	827,520
123,266	7.00	08/01/2028	130,401
2,343,077	6.50	10/01/2028	2,450,411
384,762	7.00	10/01/2028	407,033
1,680,450	5.75 #	12/01/2028	1,762,578
91,108	7.00	12/01/2028	96,381
644,114	6.50	01/01/2029	673,620
830,981	6.00	07/01/2029	866,764
2,186,616	7.50	09/01/2029	2,331,477
1,810,062	7.00	03/01/2031	1,913,243
1,070,281	7.50	03/01/2031	1,140,856
3,314,698	7.00	11/01/2031	3,502,207
9,224,611	7.00	01/01/2032	9,746,438
8,072,033	5.00	02/01/2033	8,130,051
15,974,074	5.50	03/01/2033	16,436,323

Government National Mortgage Association
1,977,181	8.00	02/15/2022	2,168,522
1,029,027	7.50	08/20/2025	1,097,308
3,801,784	7.50	07/20/2026	4,048,686
8,366,248	6.50	04/15/2031	8,798,607
11,208,173	6.50	05/15/2031	11,787,398

TOTAL MORTGAGE-BACKED PASS-THROUGH OBLIGATIONS
(Cost $118,367,349)			$123,614,861

U.S. Government Agency Obligations – 9.9%
Federal Home Loan Bank
$ 7,000,000	5.59%	02/03/2009	$ 7,859,894
3,025,000	7.13	02/15/2030	3,820,999

Federal National Mortgage Association
3,700,000	6.50	08/15/2004	3,947,082
5,000,000	3.25	11/15/2007	5,079,175
12,150,000	6.00	05/15/2011	13,835,436
10,000,000	4.38	09/15/2012	10,117,930
8,900,000	7.13	01/15/2030	11,257,236
10,000,000	6.63	11/15/2030	11,967,610

Tennessee Valley Authority
1,000,000	7.13	05/01/2030	1,267,572

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $66,726,268)			$ 69,152,934

Principal Amount	Interest Rate	Maturity Date	Value

U.S. Treasury Obligations – 1.6%
United States Treasury Bonds
$ 400,000	8.00%	11/15/2021	$ 561,109

United States Treasury Notes
10,000,000	4.38	08/15/2012	10,441,020

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $11,024,532)			$ 11,002,129

Repurchase Agreement – 2.5%
State Street Bank & Trust Co. ^
$17,208,000	1.11%	05/01/2003	$ 17,208,000
Maturity Value: $17,208,531

TOTAL REPURCHASE AGREEMENT
(Cost $17,208,000)			$ 17,208,000

TOTAL INVESTMENTS
(Cost $678,885,753)			$701,592,261

†	Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounted to $54,053,185, which represents 7.8% of net assets as of April 30, 2003.

#	Variable rate security. Coupon rate disclosed is that which is in effect at April 30, 2003.

a	TBA (To Be Announced) securities are purchased on a forward commitment basis with an approximate (generally +/- 2.5%) principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

^	Repurchase agreement was entered into on April 30, 2003. At April 30, 2003, this agreement was fully collateralized by U.S. Treasury Notes.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets (see Statements of Assets and Liabilities).

Investment Abbreviations:
FGIC	—Insured by Financial Guaranty Insurance Co.
FNIC	—Financial Network Investment Corporation
MTN	—Medium-Term Note
PAC	—Planned Amortization Class
REMIC	—Real Estate Mortgage Investment Conduit

The accompanying notes are an integral part of these financial statements.	17

COMMERCE SHORT-TERM GOVERNMENT FUND

Short-Term Government Fund

Performance Review(a)(d) (Unaudited)

For the six months ended April 30, 2003, the Institutional Shares of the Fund had a total return of 1.61%, based on Net Asset Value (NAV). The Service Shares had a total return, without sales charge, of 1.43% for the same period based on NAV. This compares to the Lipper Short U.S. Government Funds Index(c) six-month return of 1.35% and the Salomon Brothers 1-5 Yr. Treasury/Government Sponsored Index(b) six-month return of 1.88%. Past performance is no guarantee of future results.

Statement of Investments

April 30, 2003 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Collateralized Mortgage Obligations – 26.7%
ABN Amro Mortgage Corp. Series 2002-7, Class 2A1
$1,100,897	5.75%	09/25/2017	$ 1,127,089

BA Mortgage Securities, Inc. Series 1998-5, Class A10
100,565	6.75	10/25/2028	100,685

Bear Stearns Mortgage Securities, Inc. Series 1996-7, Class A4
126,080	6.00	01/28/2009	126,207

Countrywide Funding Corp. Series 1994-7, Class A7
730,000	6.50	03/25/2024	739,483

Countrywide Home Loans, Inc. Series 1997-4, Class A
95,847	8.00	08/25/2027	98,363

Countrywide Home Loans, Inc. Series 2002-21, Class A2
2,366,523	5.75	11/25/2017	2,426,081

Federal Home Loan Mortgage Corp. PAC Series 23, Class PK
1,366,000	6.00	11/25/2023	1,457,107

Federal Home Loan Mortgage Corp. PAC Series 1673, Class H
150,000	6.00	11/15/2022	158,973

Federal Home Loan Mortgage Corp. PAC Series 2068, Class CA
714,553	6.50	03/15/2026	728,961

Federal Home Loan Mortgage Corp. PAC Series 2104, Class PE
2,750,000	6.00	10/15/2023	2,829,618

Federal Home Loan Mortgage Corp. PAC Series 2174, Class PL
800,000	6.50	10/15/2024	806,896

Federal Home Loan Mortgage Corp. PAC Series 2439, Class LG
2,375,000	6.00	09/15/2030	2,488,154

Federal Home Loan Mortgage Corp. REMIC PAC Series 1621, Class K
230,000	6.50	11/15/2023	237,234

Federal Home Loan Mortgage Corp. REMIC PAC Series 2103, Class TE
625,000	6.00	12/15/2028	665,726

Federal Home Loan Mortgage Corp. REMIC PAC Series 2109, Class PE
995,000	6.00	12/15/2028	1,043,656

Principal Amount	Interest Rate	Maturity Date	Value

Collateralized Mortgage Obligations – (continued)

Federal Home Loan Mortgage Corp. REMIC Series 1617, Class C
$ 5,219	6.50%	02/15/2023	$ 5,216

Federal Home Loan Mortgage Corp. REMIC Series 1632, Class B
200,000	6.00	11/15/2023	206,085

Federal Home Loan Mortgage Corp. Series 1163, Class JA
330,254	7.00	11/15/2021	342,368

Federal Home Loan Mortgage Corp. Series 159, Class H
58,243	4.50	09/15/2021	58,598

Federal Home Loan Mortgage Corp. Series 1614, Class MB
1,677,310	6.50	12/15/2009	1,786,880

Federal Home Loan Mortgage Corp. Series 1650, Class K
880,000	6.50	01/15/2024	955,035

Federal Home Loan Mortgage Corp. Series 1652, Class PJ
895,169	6.60	08/15/2022	917,544

Federal Home Loan Mortgage Corp. Series 1933 Class PG
58,351	6.15	12/15/2025	58,607
Federal Home Loan Mortgage Corp. Series 2104, Class M
857,541	6.00	05/15/2025	864,526

Federal Home Loan Mortgage Corp. Series 2263, Class C
3,000,000	7.00	06/15/2027	3,033,863

Federal Home Loan Mortgage Corp. Series 31, Class EA
1,537,440	Zero Coupon	04/25/2024	1,439,327

Federal National Mortgage Association PAC Series 1993-132, Class A
672,507	Zero Coupon	10/25/2022	637,350

Federal National Mortgage Association PAC Series 2001-54, Class PA
848,861	6.00	10/25/2011	853,266

Federal National Mortgage Association PAC Series 2003-14, Class AP
3,947,653	4.00	03/25/2033	3,991,197

(a)	Fund returns assume fee waivers and expense reductions and are not annualized.
(b)	The Salomon Brothers 1-5 Year Treasury/Government Sponsored Index is composed of Treasury securities with a minimum principal amount of $1 billion and U.S. Government securities with a minimum principal amount of $100 million. The securities range in maturity from one to five years. The Index figures do not reflect any fees, expenses or taxes.
(c)	The Lipper Short U.S. Government Funds Index is an unmanaged index consisting of funds that invest at least 65% of their assets in securities issued or guaranteed by the U.S. Government with dollar-weighted average maturities of less than three years. The Index figures do not reflect any fees, expenses or taxes.
(d)	Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

18	The accompanying notes are an integral part of these financial statements.

COMMERCE SHORT-TERM GOVERNMENT FUND

Principal Amount	Interest Rate	Maturity Date	Value

Collateralized Mortgage Obligations – (continued)

Federal National Mortgage Association REMIC PAC Series 1991-94, Class E
$ 782,010	Zero Coupon	07/25/2021	$ 734,858

Federal National Mortgage Association REMIC PAC Series 1992-129, Class L
1,637,309	6.00%	07/25/2022	1,726,332

Federal National Mortgage Association REMIC PAC Series 1995-4, Class PB
1,000,000	8.00	11/25/2024	1,036,097

Federal National Mortgage Association REMIC Series 1992, Class 89
364,976	Zero Coupon	06/25/2022	336,290

Federal National Mortgage Association REMIC Series 1992-1, Class E
78,517	7.50	01/25/2007	83,537

Federal National Mortgage Association REMIC Series 1993-182, Class FA
222,736	3.34#	09/25/2023	227,951

Federal National Mortgage Association REMIC Series 1993-89, Class D
79,394	7.00	06/25/2023	82,748

Federal National Mortgage Association REMIC Series 1996-68, Class VC
3,600,000	6.50	09/18/2010	3,690,512

Federal National Mortgage Association REMIC Series 2001-20, Class VB
575,000	6.00	09/25/2017	614,757

Federal National Mortgage Association REMIC Series 2001-4, Class D
502,027	6.50	04/25/2028	513,789

Federal National Mortgage Association Series 1993-183, Class K
500,000	6.50	07/25/2023	533,862

Federal National Mortgage Association Series 1995-19, Class L
93,303	6.25	08/25/2008	96,082

Federal National Mortgage Association Series 1997-58, Class DC
31,004	7.00	01/20/2013	30,970

Federal National Mortgage Association Series 1999-17, Class A
1,250,227	6.35	07/25/2026	1,261,176

First Nationwide Trust Series 1998-3, Class 1PPA
64,450	6.50	09/19/2028	68,262

GE Capital Mortgage Services, Inc. REMIC PAC Series 1998-12, Class A4
2,428,195	6.75	07/25/2028	2,469,862

GE Capital Mortgage Services, Inc. REMIC Series 1999-10, Class A2
1,414,955	6.25	05/25/2014	1,430,562

Government National Mortgage Association
2,782,692	4.78	02/16/2018	2,945,298
2,000,000	6.50	05/20/2028	2,086,010
1,046,971	1.67#	10/20/2031	1,047,909

Principal Amount	Interest Rate		Maturity Date	Value

Collateralized Mortgage Obligations – (continued)

Government National Mortgage Association PAC Series 2001-19, Class ON
$1,000,000	6.50%		06/16/2028	$1,040,000

Government National Mortgage Association REMIC PAC Series 2001-6, Class PM
1,000,000	6.50		06/16/2030	1,064,857

Government National Mortgage Association REMIC Series 2001-60, Class AC
295,000	6.00		05/20/2029	309,743

PNC Mortgage Securities Corp. Series 1999-4, Class 4A1
188,687	6.50		05/25/2029	190,270

Residential Accredit Loans, Inc. Series 1999-QS02, Class A5
1,750,000	6.50		02/25/2029	1,778,105

Residential Accredit Loans, Inc. Series 2001-QS5, Class A2
1,250,000	6.75		05/25/2031	1,284,232

Residential Asset Securitization Trust Series 1998-A5, Class A5
1,704,900	6.75		06/25/2028	1,738,554

Residential Funding Mortgage Securities I, Inc. REMIC Series 1995-S12, Class A2
186,442	7.25		08/25/2010	189,093

Residential Funding Mortgage Securities I, Inc. Series 1999-S20, Class A1
632,966	6.50		09/25/2014	649,117

Saxon Mortgage Securities Corp. REMIC Series 1993-8A, Class 1A5
500,000	7.38		09/25/2023	499,070

Securitized Asset Sales, Inc. Series 1993-7, Class TA6
470,000	6.25		12/25/2023	475,621

Securitized Asset Sales, Inc. Series 1994-5 Class AM
342,558	7.00		07/25/2024	347,193

Vendee Mortgage Trust Series 1996-2, Class 1Z
449,858	6.75		06/15/2026	492,406

Wells Fargo Alternative Loan Trust Series 2000-1, Class 1A1
254,760	7.50		10/25/2030	261,528

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $60,186,398)				$61,520,748

Mortgage-Backed Pass-Through Obligations – 3.4%
Federal Home Loan Mortgage Corp.
$ 11,561	7.75%		09/01/2007	$ 11,889
2,015,667	5.50		08/01/2017	2,095,813

Federal National Mortgage Association
85,418	8.00		12/01/2007	92,104
1,910,864	7.00		03/01/2009	2,043,277
69,934	6.50		02/01/2012	74,851
1,750,354	6.00		07/01/2016	1,834,948
48,136	6.08	#	08/01/2023	49,927
55,730	9.00		07/01/2024	62,687
198,870	5.75	#	12/01/2028	208,589
1,004,454	7.00		11/01/2031	1,061,275

Government National Mortgage Association
30,950	8.00		10/15/2016	34,000
87,919	8.00		07/15/2017	96,599

The accompanying notes are an integral part of these financial statements.	19

COMMERCE SHORT-TERM GOVERNMENT FUND

Statement of Investments (continued)

April 30, 2003 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Pass-Through Obligations – (continued)
Government National Mortgage Association – (continued)
$ 2,728	5.63	%#	11/20/2024	$ 2,790
4,343	5.63	#	12/20/2024	4,452
145,068	5.38	#	04/20/2026	148,624
99,439	5.75	#	08/20/2026	101,620
140,128	5.38	#	01/20/2028	142,782

TOTAL MORTGAGE-BACKED PASS-THROUGH OBLIGATIONS
(Cost $8,117,699)				$ 8,066,227

U.S. Government Agency Obligations – 55.8%
Federal Farm Credit Bank
$ 470,000	5.40%		05/10/2006	$ 513,152

Federal Home Loan Bank
1,630,000	6.89		04/06/2004	1,715,515
5,675,000	4.88		04/16/2004	5,870,021
9,000,000	2.13		12/15/2004	9,092,034
7,000,000	5.25		08/15/2006	7,633,766
1,000,000	6.00		06/11/2008	1,140,582
5,000,000	5.80		09/02/2008	5,661,510
3,000,000	5.59		02/03/2009	3,368,526

Federal Home Loan Mortgage Corp.
5,000,000	3.00		07/15/2004	5,100,475
3,000,000	3.25		11/15/2004	3,080,124
13,500,000	6.88		01/15/2005	14,707,076
12,000,000	5.50		07/15/2006	13,198,476
200,000	5.75		04/15/2008	224,932

Federal National Mortgage Association
625,000	7.40		07/01/2004	668,594
750,000	6.50		08/15/2004	800,084
10,000,000	1.88		12/15/2004	10,068,000
215,000	7.88		02/24/2005	240,077
500,000	7.65		03/10/2005	557,531
500,000	5.75		06/15/2005	542,966
10,750,000.006			12/15/2005	11,869,913
5,000,000	5.25		06/15/2006	5,453,505
19,000,000	4.38		10/15/2006	20,256,907
6,000,000	4.25		07/15/2007	6,354,036

Tennessee Valley Authority 1995 Series A
436,000	6.38		06/15/2005	477,882

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $124,854,831)				$128,595,684

Principal Amount	Interest Rate	Maturity Date	Value

U.S. Treasury Obligations – 11.0%
United States Treasury Inflation Indexed Notes (TIPS)
$ 3,466,140	3.38%	01/15/2007	$ 3,775,386

United States Treasury Notes
14,350,000	6.13	08/15/2007	16,414,491
4,500,000	5.63	05/15/2008	5,081,661

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $25,400,061)			$ 25,271,538

Repurchase Agreement – 3.0%
State Street Bank & Trust Co.^
$ 6,870,000	1.11%	05/01/2003	$ 6,870,000

Maturity Value: $6,870,212

TOTAL REPURCHASE AGREEMENT
(Cost $6,870,000)			$ 6,870,000

TOTAL INVESTMENTS
(Cost $225,428,989)			$230,324,197

#	Variable rate security. Coupon rate disclosed is that which is in effect at April 30, 2003.

^	Repurchase agreement was entered into on April 30, 2003. At April 30, 2003, this agreement was fully collateralized by U.S. Treasury Notes.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets (see Statements of Assets and Liabilities).

Investment Abbreviations:
PAC	—PlannedAmortization Class
REMIC	—RealEstate Mortgage Investment Conduit
TIPS	—TreasuryInflation Protected Securities

20	The accompanying notes are an integral part of these financial statements.

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

National Tax-Free Intermediate Bond Fund

Performance Review(a)(d) (Unaudited)

For the six months ended April 30, 2003, the Institutional Shares of the Fund had a total return of 3.60%, based on Net Asset Value (NAV). The Service Shares had a total return, without sales charge, of 3.47% for the same period based on NAV. This compares to the Lipper Intermediate Municipal Funds Index(c) six-month return of 3.22% and the Lehman 3-15 Year Blend Index(b) six-month return of 3.57%. Past performance is no guarantee of future results.

Statement of Investments

April 30, 2003 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – 95.9%
Alabama – 0.6%
Birmingham AL GO Bonds (Refunding Warrants Series B) (FSA) (AAA/Aaa)
$ 930,000	5.50%	07/01/2012	$ 1,076,168

Arizona – 1.0%
Arizona Water Infrastructure Finance Authority Revenue Bonds Water Quality Series A (NR/Aaa)
500,000	5.38	10/01/2012	571,265

Pinal County AZ Unified School District #43 Apache Junction GO Bonds (Refunding) (FGIC) (AAA/Aaa)
500,000	5.75	07/01/2015	596,340

Tempe AZ GO Bonds (AA+/Aa1)
500,000	6.60	07/01/2006	574,785

			1,742,390

Arkansas – 0.1%
Arkansas State Development Finance Authority Revenue Bonds (Single Family Mortgage Backed Securities Program) Series A (GNMA/FNMA) (AAA/NR)
215,000	5.65	07/01/2011	230,706

California – 12.0%
California State GO Bonds (MBIA-IBC) (AAA/NR)
1,235,000	5.50	02/01/2012	1,414,507

Fallbrook CA Union Elementary School District San Diego County GO Bonds (Election of 2002) Series A (FGIC) (AAA/Aaa)
265,000	5.00	08/01/2019	282,479
1,380,000	5.00	08/01/2020	1,461,586

Livermore Valley CA Joint Unified School District Election of 1999 GO Bonds (MBIA) (AAA/Aaa)
805,000	5.00	08/01/2016	873,095

Los Angeles CA Unified School District GO Bonds Series A (FSA) (AAA/Aaa)
2,000,000	5.00	07/01/2022	2,100,660

Lynwood CA Unified School District GO Bonds (2002 Election) Series A (FSA) (NR/Aaa)
1,000,000	5.00	08/01/2022	1,049,890

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
California – (continued)

Mojave CA Unified School District School Facilities Improvement District #001 GO Bonds (FGIC) (AAA/Aaa)
$1,100,000	5.25%	08/01/2016	$ 1,223,233

North Orange County CA Community College District GO Bonds Series A (MBIA) (AAA/Aaa)
2,270,000	5.00	08/01/2022	2,384,975

Oxnard CA Union High School District GO Bonds (Refunding Series A) (MBIA) (AAA/Aaa)
1,000,000	5.90	02/01/2019	1,205,710

San Diego CA Unified School District GO Bonds Series C (FSA) (AAA/Aaa)
550,000	5.00	07/01/2017	595,507

San Jose CA GO Bonds (Libraries & Parks Project) (AA+/Aa1)
1,540,000	5.10	09/01/2024	1,609,978

Sequoia CA Union High School District GO Bonds (Election of 2001) (MBIA) (NR/Aaa)
1,330,000	5.00	07/01/2020	1,408,124
1,395,000	5.00	07/01/2021	1,473,413
1,465,000	5.00	07/01/2022	1,538,734
West Contra Costa CA Unified School District GO Bonds (Refunding Series A) (MBIA) (AAA/Aaa)
1,810,000	5.70	02/01/2022	2,113,139

			20,735,030

Colorado – 2.6%
Colorado Educational & Cultural Facilities Authority Revenue Bonds (Charter School-Littleton Academy) (BBB/NR)
690,000	5.38	01/15/2012	705,566
615,000	6.00	01/15/2022	616,587
Colorado Educational & Cultural Facilities Authority Revenue Bonds (Charter School-University Laboratory School Project) (NR/Baa2)
1,000,000	5.25	06/01/2011	1,025,080
Colorado Educational & Cultural Facilities Authority Revenue Bonds (Nashville Public Radio) (BBB+/NR)
1,300,000	5.88	04/01/2022	1,350,570

(a)	Fund returns assume fee waivers and expense reductions and are not annualized.
(b)	The Lehman 3-15 Year Blend Index is an unmanaged index composed of investment grade municipal securities ranging from 1 to 17 years in maturity. The Index returns do not reflect any fees, expenses or taxes.
(c)	The Lipper Intermediate Municipal Funds Index is an unmanaged index consisting of funds that invest in municipal debt issues with dollar-weighted average maturities of five to ten years. The Index figures do not reflect any fees, expenses or taxes.
(d)	Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The accompanying notes are an integral part of these financial statements.	21

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Statement of Investments (continued)

April 30, 2003 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Colorado – (continued)
Colorado Health Facilities Authority Revenue Bonds (Parkview Medical Center Project) (NR/Baa1)
$ 300,000	5.50%	09/01/2006	$ 327,006
500,000	5.75	09/01/2008	548,065

			4,572,874

District of Columbia – 0.4%
District of Columbia Revenue Bonds (World Wildlife Fund) Series A (AMBAC) (AAA/Aaa)
555,000	5.75	07/01/2011	642,324

Florida – 1.5%
Florida State Board of Education Capital Outlay GO Bonds (Refunding Public Education) Series D (AA+/Aa2)
895,000	5.50	06/01/2009	1,029,062
Florida State Community Services Corp. Walton County Water & Sewer Revenue Bonds (Refunding) (AMBAC) (NR/Aaa)
1,330,000	5.50	03/01/2014	1,519,432

			2,548,494

Georgia – 2.6%
George L Smith II GA World Congress Control Revenue Bonds (Domed Stadium Project) (MBIA) (AAA/Aaa)
2,000,000	6.00	07/01/2011	2,317,180
Georgia Private Colleges & University Revenue Bonds Series A (NR/Baa1)
1,000,000	5.25	10/01/2020	1,009,420
Georgia State GO Bonds Series D (AAA/Aaa)
1,000,000	5.50	08/01/2005	1,089,570

			4,416,170

Hawaii – 1.4%
Honolulu City & County GO Bonds (Unrefunded Balance Series A) (AA-/Aa3)
2,000,000	5.75	04/01/2012	2,338,360

Illinois – 4.8%
Chicago IL GO Bonds Series A (FGIC) (AAA/Aaa)
765,000	5.75	01/01/2008	873,599
1,000,000	6.13	01/01/2017	1,171,250
1,000,000	6.00	01/01/2018	1,162,720
1,000,000	6.00	01/01/2019	1,159,280

Elgin IL GO Bonds (Refunding Series B) (NR/Aa2)
25,000	4.80	01/01/2010	26,761

Illinois Educational Facilities Authority Student Housing Revenue Bonds (Educational Advancement Fund University Center Project) (NR/Baa2)
670,000	5.50	05/01/2012	704,411

Kane County IL School District #101 GO Bonds (Batavia Building) (FSA) (NR/Aaa)
1,075,000	7.88	12/30/2007	1,337,966

Lake County IL Forest Preservation District GO Bonds (Liquid Acquisition & Development) (AAA/Aa1)
800,000	5.00	12/15/2013	868,960

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Illinois – (continued)

Metropolitan Pier & Exposition Authority IL Dedicated State Tax Revenue Bonds (Prerefunded Series A) (NR/Aaa)
$ 415,000	7.25%	06/15/2005	$ 465,784

Metropolitan Pier & Exposition Authority IL Dedicated State Tax Revenue Bonds (Prerefunded A 2002) (AAA/Aaa)
425,000	7.25	06/15/2005	477,007

Metropolitan Pier & Exposition Authority IL Dedicated State Tax Revenue Bonds (Unrefunded Balance A 2002) (AAA/Aaa)
20,000	7.25	06/15/2005	22,363

			8,270,101

Indiana – 4.5%
Elkhart County IN Hospital Authority Revenue Bonds (NR/A1)
390,000	4.75	08/15/2011	406,598
800,000	5.25	08/15/2018	810,632

Hammond IN Multi. School Building Corp. Revenue Bonds (First Mortgage) Series B (AAA/NR)
1,000,000	6.00	01/15/2013	1,185,100

Kokomo Center IN School Building Corp. Revenue Bonds (First Mortgage) (AMBAC) (AAA/Aaa)
1,110,000	6.75	07/15/2005	1,236,585

Merrillville IN Multi. School Building Revenue Bonds (MBIA) (AAA/Aaa)
2,500,000	6.65	07/01/2006	2,874,400

Plymouth IN Multi. School Building Revenue Bonds (MBIA) (AAA/Aaa)
1,200,000	5.75	07/01/2006	1,319,100

			7,832,415

Iowa – 1.3%
Iowa Student Loan Liquidity Corp. Revenue Bonds Series E (NR/Aaa)
2,000,000	5.70	06/01/2009	2,213,400

Kansas – 1.1%
Kansas Independent College Finance Authority Educational Facilities Revenue Bonds (Benedictine College Project) (NR/NR)
715,000	6.25	10/01/2010	809,087

Kansas State Development Finance Authority Lease Revenue Bonds (Juvenile Justice Authority) Series D (MBIA) (AAA/Aaa)
1,000,000	5.25	05/01/2013	1,112,940

			1,922,027

Kentucky – 0.6%
Jefferson County KY GO Bonds Series C (AA/Aa2)
465,000	5.38	05/15/2007	519,131
460,000	5.45	05/15/2008	517,256

			1,036,387

Louisiana – 0.1%
Caddo Parish LA Parishwide School District GO Bonds (MBIA) (AAA/Aaa)
100,000	6.25	03/01/2005	108,656

22	The accompanying notes are an integral part of these financial statements.

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Maryland – 0.8%
Maryland State Health & Higher Educational Facilities Authority Revenue Bonds (Board of Child Care) (A/NR)
$1,250,000	5.50%	07/01/2013	$ 1,394,525

Massachusetts – 0.0%
Massachusetts State Health & Educational Facilities Authority Revenue Bonds (Boston College) Series L (AA-/Aa3)
10,000	5.25	06/01/2013	11,057

Michigan – 11.0%
Detroit MI Sewage Disposal Revenue Bonds Series A (MBIA) (AAA/Aaa)
300,000	6.00	07/01/2004	316,542

Genesee County MI Sewage Disposal Systems Revenue Bonds (Interceptors & Treatment Facilities) (FGIC) (AAA/Aaa)
550,000	4.00	05/01/2014	559,565

Greenville MI Public Schools GO Bonds (Q-SBLF) (MBIA) (AAA/Aaa)
200,000	5.75	05/01/2007	211,162

Lake Orion MI Community School District GO Bonds Series A (Q-SBLF) (FGIC) (AAA/Aaa)
2,000,000	6.00	05/01/2017	2,367,460

Michigan Higher Education Facilities Authority Limited Obligation Revenue Bonds (Calvin College Project) (NR/NR)
500,000	5.40	12/01/2011	544,645
1,125,000	5.55	12/01/2013	1,218,049
2,720,000	5.65	12/01/2014	2,947,800

Michigan State Hospital Finance Authority Revenue Bonds (Ascension Health Credit) Series A (MBIA) (AAA/Aaa)
2,500,000	5.50	11/15/2010	2,825,050

Michigan State Hospital Finance Authority Revenue Bonds Series A (AAA/Aa2)
1,650,000	6.13	11/15/2026	1,993,365
Michigan State Housing Development Authority Revenue Bonds Series B (AMBAC) (AAA/NR)
1,500,000	4.80	12/01/2010	1,586,640

Newaygo MI Public Schools GO Bonds (Q-SBLF) (AAA/Aaa)
750,000	5.00	05/01/2011	824,430
250,000	5.13	05/01/2012	274,457

Paw Paw MI Public School District GO Bonds (School Building & Site) (Q-SBLF) (AAA/Aaa)
475,000	5.30	05/01/2013	522,652

South Lyon MI Community Schools GO Bonds Series A (Q-SBLF) (AAA/Aaa)
875,000	5.50	05/01/2014	972,921

Stockbridge MI Community Schools GO Bonds (Q-SBLF) (AAA/Aaa)
665,000	5.10	05/01/2012	729,033

Wayne Charter County MI Airport Revenue Bonds (Detroit Metropolitan Wayne County) Series A (AMT) (MBIA) (AAA/Aaa)
1,000,000	5.25	12/01/2004	1,060,300

			18,954,071

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Minnesota – 1.2%

Chaska MN Electric Revenue Bonds Series A (NR/A3)
$ 1,000,000	6.00%	10/01/2020	$ 1,099,480

Minneapolis MN Revenue Bonds (Blake School Project) (NR/A2)
240,000	4.40	09/01/2008	261,211
320,000	4.50	09/01/2009	348,983
Minnesota State Housing & Finance Agency Revenue Bonds (Single Family Mortgage) Series D (AA+/Aa1)
215,000	5.15	07/01/2003	215,952
Minnesota State Housing & Finance Agency Revenue Bonds Series D (AA+/Aa1)
185,000	5.35	01/01/2005	192,633

			2,118,259

Mississippi – 1.3%
Mississippi Development Bank Special Obligation Revenue Bonds (Jackson Mississippi Water & Sewer System Project) (FGIC) (AAA/Aaa)
1,045,000	5.25	09/01/2013	1,171,675
Mississippi Medical Center Educational Building Corp. Revenue Bonds (University of Mississippi Medical Center Project) (MBIA-IBC) (AAA/Aaa)
1,000,000	5.65	12/01/2009	1,154,400

			2,326,075

Missouri – 8.5%
Cape Girardeau County MO Industrial Development Authority Health Care Facilities Revenue Bonds (St. Francis Medical Center) Series A (A/NR)
1,150,000	5.25	06/01/2012	1,225,980
Howard Bend MO Levee District Special Tax Revenue Bonds (NR/NR)
670,000	5.30	03/01/2008	730,816
600,000	5.65	03/01/2013	641,814
Jefferson City MO School District GO Bonds Series A (NR/Aa2)
300,000	6.70	03/01/2011	361,779

Missouri State Development Finance Board Infrastructure Facilities Revenue Bonds (Branson) Series A (BBB+/Baa1)
1,000,000	5.00	12/01/2005	1,068,340

Missouri State Development Finance Board Infrastructure Facilities Revenue Bonds (Riverside-Quindaro-L-385 Project) (NR/NR)
1,000,000	5.60	03/01/2016	1,046,590

Missouri State Health & Educational Facility Revenue Bonds (BJC Health Systems) Series A (NR/Aa2)
500,000	6.75	05/15/2012	622,220

Missouri State Health & Educational Facility Revenue Bonds (Freeman Health Systems Project) (BBB+/NR)
500,000	4.75	02/15/2005	521,825

Missouri State Health & Educational Facility Revenue Bonds (St. Anthony’s Medical Center) (A/A2)
1,220,000	6.25	12/01/2012	1,366,046

The accompanying notes are an integral part of these financial statements.	23

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Statement of Investments (continued)

April 30, 2003 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Missouri – (continued)

Missouri State Housing Development Commission Revenue Bonds (Multifamily Housing) Series II (FHA) (AA/NR)
$1,840,000	4.75%	12/01/2010	$ 1,954,043

Osage Beach MO Waterworks & Sewer System Revenue Bonds (NR/NR)
195,000	4.85	12/01/2006	213,853
225,000	5.50	12/01/2014	246,240
290,000	5.60	12/01/2015	317,271

St. Charles County MO Industrial Development Revenue Bonds (Housing Vanderbilt Apts) (A-/NR)~
1,400,000	5.00	02/01/2009	1,428,280

St. Louis MO Parking Facilities Revenue Bonds (Downtown Parking Facilities Subordinated A) (NR/NR)
1,750,000	5.88	02/01/2020	1,805,895

St. Peters MO GO Bonds (FGIC) (NR/Aaa)
650,000	7.20	01/01/2008	782,178
290,000	7.20	01/01/2009	354,090

			14,687,260

Nevada – 1.0%
Nevada Housing Division Single Family Revenue Bonds Series A-2 (AMT) (FHA) (AAA/Aaa)
190,000	4.10	10/01/2004	194,195

Nevada State Natural Resources GO Bonds Series C (AA/Aa2)
460,000	5.00	04/01/2016	495,374
505,000	5.00	04/01/2018	535,704
560,000	5.00	04/01/2020	586,511

			1,811,784

New Mexico – 0.8%
Albuquerque NM Municipal School District #012 GO Bonds (Refunding) (AA/Aa2)
1,325,000	5.00	08/01/2016	1,422,997
New Mexico Mortgage Finance Authority Revenue Bonds (Single Family Mortgage Program) Series A-3 (GNMA/FNMA/FHLMC) (AAA/NR)
40,000	6.15	09/01/2017	43,290

			1,466,287

New York – 5.8%
Metropolitan Transportation Authority NY Service Contract Revenue Bonds (Refunding Series A) (AA-/A3)
2,000,000	5.10	01/01/2021	2,084,540

New York GO Bonds Series J (A/A2)
3,230,000	5.25	08/01/2011	3,438,852

New York NY City Municipal Water Finance Authority Water and Sewer System Revenue Bonds Series A (AA/Aa2)
700,000	4.00	06/15/2011	728,525

New York NY City Transitional Finance Authority Revenue Bonds (Prerefunded Future Tax Series B) (AA+/Aa2)
375,000	6.00	11/15/2013	449,903

New York NY City Transitional Finance Authority Revenue Bonds (Unrefunded Future Tax Series B) (AA+/Aa2)
125,000	6.00	11/15/2013	144,875

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
New York – (continued)

New York NY GO Bonds Series G (A/A2)
$1,000,000	5.63%	08/01/2013	$ 1,097,680

New York State Dormitory Authority Revenue Bonds (Unrefunded Balance) Series C (AA-/A3)
240,000	7.38	05/15/2010	292,361

New York State Dormitory Authority Revenue Bonds Series B (AA-/A3)
540,000	5.00	05/15/2008	598,557

New York State Urban Development Corp. Revenue Bonds (AA-/A3)
1,000,000	6.25	01/01/2007	1,134,690

			9,969,983

North Carolina – 0.6%
Cabarrus County NC Certificates of Participation (AA-/Aa3)
500,000	4.00	02/01/2013	514,625

North Carolina Housing Finance Agency Revenue Bonds (Single Family) Series TT (AMT) (AA/Aa2)
255,000	5.00	03/01/2007	268,561
270,000	5.00	09/01/2007	286,103

			1,069,289

North Dakota – 0.3%
North Dakota State Municipal Bond Bank Revenue Bonds (State Revolving Funding Program) Series A (NR/Aaa)
400,000	6.00	10/01/2020	460,780

Ohio – 1.1%
Cleveland OH GO Bonds (MBIA) (AAA/Aaa)
500,000	5.50	08/01/2008	571,355

Cuyahoga County OH GO Bonds (AA+/Aa1)
165,000	5.55	12/01/2020	182,582
Olentangy OH Local School District GO Bonds Series A (AA/Aa2)
1,000,000	6.00	12/01/2008	1,095,480

			1,849,417

Oklahoma – 2.0%
Edmond OK Public Works Authority Utility Revenue Bonds (Refunding) (AMBAC) (AAA/Aaa)
500,000	5.60	07/01/2019	553,290

Tulsa County OK Public Facilities Authority Capital Improvement Revenue Bonds (AA/NR)
2,530,000	6.20	11/01/2014	2,904,870

			3,458,160

Oregon – 0.1%
Oregon State Housing & Community Services Department Revenue Bonds Series D (NR/Aa2)
150,000	5.55	07/01/2006	159,334

Rhode Island – 0.7%
Rhode Island Housing & Mortgage Finance Corp. Revenue Bonds (Homeownership Opportunity 26-B) (AMT) (AA+/Aa2)
450,000	4.90	10/01/2008	480,312

24	The accompanying notes are an integral part of these financial statements.

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Rhode Island – (continued)

Rhode Island State Student Loan Revenue Bonds Series 3 (AMBAC) (NR/Aaa)
$ 180,000	5.70%	12/01/2012	$ 197,474
190,000	5.75	12/01/2013	206,743
205,000	5.80	12/01/2014	221,660
125,000	5.90	12/01/2015	135,038

			1,241,227

South Carolina – 0.3%
York County School District #1 GO Bonds Series A (MBIA SCSDE) (AAA/Aaa)
500,000	7.00	07/01/2003	504,550

South Dakota – 3.5%
Hot Springs SD School District #023-2 GO Bonds (FSA) (AAA/Aaa)
120,000	4.80	07/01/2009	131,694

South Dakota Housing Development Authority Revenue Bonds (AA-/A1)
300,000	6.00	09/01/2003	304,620

South Dakota Housing Development Authority Revenue Bonds (AAA/Aa1)
300,000	4.65	05/01/2006	315,279

South Dakota Housing Development Authority Revenue Bonds (Homeowner Mortgage-E-1) (AAA/Aa1)
600,000	4.50	05/01/2004	612,414
660,000	4.60	05/01/2005	684,380

South Dakota Housing Development Authority Revenue Bonds (Homeowner Mortgage-E-1-RMKT-8/6/1998) (AAA/Aa1)
780,000	4.70	05/01/2006	814,905
250,000	5.15	05/01/2011	265,935
South Dakota Housing Development Authority Revenue Bonds (Homeownership Mortgage) Series D (AAA/Aa1)
975,000	4.70	05/01/2006	1,021,196

South Dakota Housing Development Authority Revenue Bonds (Homeownership Mortgage) Series F (Morgan Stanley Dean Witter GIC) (AAA/Aa1)
400,000	5.10	05/01/2006	421,496

South Dakota State Health & Educational Facilities Authority Revenue Bonds (Rapid City Regional Hospital) (MBIA) (AAA/Aaa)
800,000	5.00	09/01/2008	891,040

South Dakota State Health & Educational Revenue Bonds (MBIA) (AAA/Aaa)
500,000	5.00	09/01/2004	524,435

			5,987,394

Tennessee – 1.8%
Memphis TN Water Refunding Revenue Bonds (AAA/Aaa)
1,000,000	6.00	01/01/2006	1,113,930

Memphis-Shelby County Tennessee Sports Authority, Inc. Revenue Bonds (Memphis Arena Project Series A) (AMBAC) (AAA/Aaa)
700,000	5.50	11/01/2011	807,044

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Tennessee – (continued)

Sevier County TN GO Bonds (Refunding) (AMBAC) (NR/Aaa)
$1,150,000	4.50%	04/01/2013	$ 1,221,921

			3,142,895

Texas – 6.6%
Bexar County TX GO Bonds (AA/Aa2)
505,000	5.63	06/15/2012	571,579

Eagle Mountain & Saginaw TX Independent School District GO Bonds (Refunding Unlimited Tax-School Building) (PSF-GTD) (AAA/Aaa)
1,000,000	5.00	08/15/2020	1,042,490

Keller TX Certificate Obligation (FGIC) (AAA/Aaa)
535,000	5.25	08/15/2009	606,990
530,000	5.25	08/15/2010	599,647

Navarro County TX Junior College Revenue Bonds (Refunding Consolidated Fund) (AMBAC) (NR/Aaa)
1,200,000	5.00	05/15/2018	1,273,860

North Harris Montgomery Community College District Revenue Bonds (FGIC) (AAA/Aaa)
420,000	5.75	02/15/2018	473,050

North TX Municipal Water District Texas Regional Solid Waste Disposal System Revenue Bonds (AMBAC) (AAA/Aaa)
1,690,000	5.00	09/01/2020	1,765,949
1,765,000	5.00	09/01/2021	1,834,329
1,845,000	5.00	09/01/2022	1,908,579

San Antonio TX GO Bonds (General Improvement) (AA+/Aa2)
10,000	6.00	02/01/2020	11,399

Texas State GO Bonds Series A (AA/Aa1)
200,000	5.65	10/01/2008	216,122
West University Place TX GO Bonds (Permanent Improvement) (FGIC) (AAA/Aaa)
990,000	5.25	02/01/2013	1,092,524

			11,396,518

Utah – 0.6%
Intermountain Power Agency Revenue Bonds (Escrowed to Maturity) Series B (A+/A1)
635,000	5.25	07/01/2006	651,307

Intermountain Power Agency Revenue Bonds (Unrefunded Series B) (A+/A1)
95,000	5.10	07/01/2003	95,558
100,000	5.25	07/01/2006	102,638

Intermountain Power Agency Revenue Bonds Series B (A+/A1)
155,000	5.10	07/01/2003	155,958

			1,005,461

Virginia – 2.7%
James City Service Authority Virginia Water & Sewer Revenue Bonds (FSA) (AAA/Aaa)
1,135,000	5.00	01/15/2015	1,263,709

The accompanying notes are an integral part of these financial statements.	25

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Statement of Investments (continued)

April 30, 2003 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Virginia – (continued)

Metro. Washington DC Airports Authority Revenue Bonds (Refunding Series B) (AMT) (MBIA) (AAA/Aaa)
$ 500,000	5.25%	10/01/2009	$ 549,475
2,000,000	5.25	10/01/2012	2,131,500

Riverside VA Regional Jail Authority Revenue Bonds (Prerefunded) (MBIA) (AAA/Aaa)
570,000	5.63	07/01/2007	626,590

Virginia State Housing Development Authority Revenue Bonds (Commonwealth Mortgage) Series B Subseries B-1 (AA+/Aa1)
150,000	5.70	07/01/2013	161,572

			4,732,846

Washington – 3.7%
Clark County WA Public Utility District #001 Generating System Revenue Bonds (FGIC) (AAA/Aaa)
2,250,000	6.00	01/01/2005	2,420,662

Port Seattle WA GO Bonds Series B (AMT) (AA+/Aa1)
1,890,000	6.00	12/01/2015	2,174,729

Spokane County WA School District #354 GO Bonds (A+/A2)
120,000	5.20	12/01/2006	127,172

Washington Higher Educational Facility University of Puget Sound Revenue Bonds (A+/A1)
500,000	5.00	10/01/2006	552,090

Washington State Higher Education Facilities Authority Revenue Bonds (Refunding University of Puget Sound Project) (A+/A1)
1,000,000	4.75	10/01/2008	1,101,370

			6,376,023

Wisconsin – 5.6%
Eau Claire WI Area School District GO Bonds (NR/A1)
1,000,000	5.90	04/01/2006	1,042,930

Grafton WI School District GO Bonds (MBIA) (NR/Aaa)
550,000	5.75	04/01/2013	630,712
615,000	5.75	04/01/2015	700,713

Hartland Lakeside WI Joint School District No 3 GO Bonds (FGIC) (NR/Aaa)
1,210,000	5.00	04/01/2016	1,285,371

Milwaukee WI Metropolitan Sewer District GO Bonds Series A (AA+/Aa1)
1,000,000	6.13	10/01/2003	1,020,060

Oshkosh WI Area School District GO Bonds (Refunding Series B) (NR/A1)
1,200,000	4.80	03/01/2005	1,271,340

Wisconsin Housing & Economic Development Authority Housing Revenue Bonds Series B (AMT) (AMBAC) (AAA/Aaa)
575,000	5.00	11/01/2004	604,434

Wisconsin State Certificates of Participation (Master Lease) Series D (MBIA) (AAA/Aaa)
1,395,000	5.00	03/01/2006	1,521,304
1,465,000	4.00	03/01/2007	1,563,902

			9,640,766

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Wyoming – 1.3%
Wyoming Community Development Authority Housing Revenue Bonds Series 2 (AMT) (AA/Aa2)
$685,000	4.75%	12/01/2004	$ 706,249

Wyoming Community Development Authority Housing Revenue Bonds Series 5 (AA/Aa2)
785,000	4.80	06/01/2009	834,628

Wyoming Community Development Authority Housing Revenue Bonds Series 7 (AA/Aa2)
30,000	5.15	12/01/2010	32,581
660,000	5.20	12/01/2011	713,519

			2,286,977

TOTAL MUNICIPAL BOND OBLIGATIONS
(Cost $155,390,935)			$165,736,440

Short-Term Obligations# – 7.3%
Kansas – 1.7%
Kansas State Department of Transportation Highway Revenue Bonds Series B-1 (A-1+/VMIG1)
$3,000,000	1.28%	05/01/2003	$ 3,000,000

Missouri – 4.5%
Independence MO Industrial Development Authority Revenue Bonds (Development Groves & Graceland) Series A (Dexia Credit LOC) (A-1+/NR)
4,670,000	1.35	05/01/2003	4,670,000

Missouri State Health & Educational Facilities Authority Health Facilities Revenue Bonds (St. Francis Medical Center) Series A (Bank of America LOC) (A-1+/NR)
2,000,000	1.35	05/01/2003	2,000,000

Missouri State Health & Educational Facilities Authority Revenue Bonds (Washington University) Series C (JP Morgan Chase Bank SPA) (A-1+/VMIG1)
1,000,000	1.35	05/01/2003	1,000,000

			7,670,000

Nevada – 0.5%
Clark County NV School District GO Bonds Series B (Bayerische Landesbank SPA) (FSA) (A-1+/VMIG1)
900,000	1.11	05/01/2003	900,000

North Dakota – 0.6%
Grand Forks ND Hospital Facilities Revenue Bonds (United Hospital Obligation Group Project) (LaSalle National Bank LOC) (NR/VMIG1)
1,000,000	1.31	05/01/2003	1,000,000

TOTAL SHORT-TERM OBLIGATIONS
(Cost $12,570,000)			$ 12,570,000

26	The accompanying notes are an integral part of these financial statements.

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value

Repurchase Agreement – 0.2%
State Street Bank & Trust Co.^
$ 331,000	1.11%	05/01/2003	$ 331,000
Maturity Value: $331,010

TOTAL REPURCHASE AGREEMENT
(Cost $331,000)			$ 331,000

TOTAL INVESTMENTS
(Cost $168,291,935)			$178,637,440

#	Variable rate security. Coupon rate disclosed is that which is in effect at April 30, 2003.

^	Repurchase agreement was entered into on April 30, 2003. At April 30, 2003, this agreement was fully collateralized by U.S. Treasury Notes.

~	Securities with “Put” features with resetting interest rates. Maturity dates disclosed are the next interest reset date.

Security ratings disclosed are issued by Standard & Poor’s/Moody’s Investors Service. A description of the ratings is available in the Funds’ Statement of Additional Information.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets (see Statements of Assets and Liabilities).

Investment Abbreviations:
AMBAC	—Insuredby American Municipal Bond Assurance Corp.
AMT	—AlternativeMinimum Tax
FGIC	—Insuredby Financial Guaranty Insurance Co.
FHA	—Insuredby Federal Housing Administration
FHLMC	—Insuredby Federal Home Loan Mortgage Corp.
FNMA	—Insuredby Federal National Mortgage Association
FSA	—Insuredby Financial Security Assurance Co.
GIC	—GuarantyInsurance Co.
GNMA	—Insuredby Government National Mortgage Association
GO	—GeneralObligation
IBC	—InsuredBond Certificates
LOC	—Letterof Credit
MBIA	—Insuredby Municipal Bond Investors Assurance
NR	—NotRated
PSF-GTD	—PermanentSchool Fund Guaranteed
Q-SBLF	—QualifiedSchool Bond Loan Fund
SCSDE	—SouthCarolina School District Credit Enhancement Program
SPA	—Stand-byPurchase Agreement

The accompanying notes are an integral part of these financial statements.	27

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Missouri Tax-Free Intermediate Bond Fund

Performance Review(a)(d) (Unaudited)

For the six months ended April 30, 2003, the Institutional Shares of the Fund had a total return of 3.04%, based on Net Asset Value (NAV). The Service Shares had a total return, without sales charge, of 2.91% for the same period based on NAV. This compares to the Lipper Intermediate Municipal Funds Index(c) six-month return of 3.22% and the Lehman 3-15 Year Blend Index(b) six-month return of 3.57%. Past performance is no guarantee of future results.

Statement of Investments

April 30, 2003 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – 92.7%
Michigan – 0.6%
Michigan State Hospital Finance Authority Revenue Bonds Series A (AAA/Aa2)
$ 500,000	6.13%	11/15/2026	$ 604,050

Michigan State Hospital Finance Authority Revenue Bonds Series A (MBIA) (AAA/Aaa)
500,000	5.50	11/15/2010	565,010

			1,169,060

Missouri – 90.0%
Belton MO Capital Improvement Sales Tax Revenue Bonds (MBIA) (NR/Aaa)
200,000	5.00	03/01/2005	213,204
200,000	5.00	03/01/2006	218,802

Belton MO Certificates of Participation Series B (MBIA) (NR/Aaa)
500,000	4.60	03/01/2010	534,025
535,000	4.65	03/01/2011	567,180

Branson MO Reorganized School District Revenue Bonds (AMBAC) (AAA/Aaa)
300,000	5.50	03/01/2014	347,202

Cape Girardeau County MO Industrial Development Authority Health Care Facilities Revenue Bonds (St. Francis Medical Center) Series A (A/NR)
1,070,000	5.25	06/01/2010	1,144,172
1,030,000	5.25	06/01/2011	1,097,558
1,000,000	5.25	06/01/2013	1,061,840

Cape Girardeau MO Special Obligation Revenue Bonds (Refunding & Improvement) (NR/NR)
490,000	4.50	10/01/2005	514,725
335,000	4.50	10/01/2006	356,058
340,000	4.50	10/01/2007	359,451
250,000	4.50	10/01/2008	263,343

Cass County MO Certificates of Participation (FGIC) (AAA/Aaa)
1,000,000	5.00	04/01/2018	1,058,830

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Missouri – (continued)

Citizens Memorial Hospital District Revenue Bonds (Polk County Hospital) (Refunding Series B) (NR/Aaa)
$ 140,000	5.00%	08/01/2007	$156,500
145,000	5.00	08/01/2008	162,090
155,000	5.00	08/01/2009	173,268
160,000	5.00	08/01/2010	178,858
170,000	5.00	08/01/2011	190,036
180,000	5.00	08/01/2012	201,215

Clay County MO Public Building Authority Leasehold Revenue Bonds Series C (FSA) (AAA/NR)
40,000	5.00	05/15/2009	44,140

Clay County MO Public School District #53 Direct Deposit Program GO Bonds (AA+/NR)
875,000	5.60	03/01/2013	996,424

Clay County MO Public School District #53 Direct Deposit Program Series B (FSA) (AAA/Aaa)
1,000,000	5.00	03/01/2018	1,064,480
Clay County MO Public School District #53 Liberty Direct Deposit Program GO Bonds Series A (Refunding) (FSA) (AAA/Aaa)
1,000,000	5.00	03/01/2018	1,064,480

Clay County MO Reorganized School District #R1 Kearney Direct Deposit Program GO Bonds (AA+/Aa1)
740,000	5.00	03/01/2013	806,881
850,000	5.00	03/01/2014	923,814
900,000	5.00	03/01/2015	971,811

Columbia MO Certificates of Participation (Stephens Lake Property) (AA-/NR)
1,000,000	5.98	01/01/2007	1,095,190

Columbia MO Water & Electricity Revenue Bonds Series A (AA/A1)
550,000	4.70	10/01/2010	592,053

Florissant MO Certificates of Participation (FGIC) (NR/Aaa)
485,000	5.00	08/01/2015	526,812
500,000	5.00	08/01/2016	539,075
450,000	5.00	08/01/2017	481,932

(a)	Fund returns assume fee waivers and expense reductions and are not annualized.
(b)	The Lehman 3-15 Year Blend Index is an unmanaged index comprised of investment-grade municipal securities ranging from 1 to 17 years in maturity. The Index figures do not reflect any fees, expenses ot taxes.
(c)	The Lipper Intermediate Municipal Funds Index is an unmanaged index consisting of funds that invest in municipal debt issues with dollar-weighted average maturities of five to ten years. The Index figures do not reflect any fees, expenses or taxes.
(d)	Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

28	The accompanying notes are an integral part of these financial statements.

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Missouri – (continued)

Fulton MO 54 Transportation Corp. Highway Revenue Bonds (AMBAC) (AAA/NR)
$1,580,000	5.00%	09/01/2006	$1,751,477

Grandview MO Certificates of Participation (FGIC) (NR/Aaa)
1,050,000	5.25	01/01/2018	1,139,324

Greene County MO Reorganized School District #R8 Direct Deposit Program GO Bonds (FSA) (AAA/Aaa)
520,000	5.25	03/01/2016	571,948
1,100,000	5.25	03/01/2017	1,202,157
1,050,000	5.25	03/01/2019	1,132,929

Howard Bend MO Levee District Special Tax Revenue Bonds (NR/NR)
635,000	5.25	03/01/2007	688,835
350,000	5.85	03/01/2019	369,474

Independence MO School District GO Bonds (AA+/Aa1)
1,230,000	5.25	03/01/2013	1,345,140

Independence MO School District Public Building Corp. Lease Revenue Bonds (Refunding & Improvement-Energy Conservation) (AMBAC) (NR/Aaa)
890,000	5.00	03/01/2009	978,555

Jackson County MO Consolidated School District #002 Direct Deposit Program GO Bonds (AA+/NR)
1,275,000	5.00	03/01/2018	1,344,947

Jackson County MO Public Building Corp. Leasehold Revenue Bonds Series A (NR/Aa3)
325,000	5.25	11/01/2014	355,183
340,000	5.35	11/01/2015	371,834

Jackson County MO Reorganized School District #007 Lee’s Summit Direct Deposit GO Bonds (Refunding & Improvement) (FSA) (AAA/Aaa)
1,070,000	5.25	03/01/2015	1,185,314
1,250,000	5.25	03/01/2016	1,374,875
Jackson County MO Reorganized School District #007 Lee’s Summit School District Certificates of Participation (Refunding) (NR/NR)
200,000	5.00	10/01/2006	217,382
325,000	5.00	10/01/2007	353,870
345,000	5.00	10/01/2008	372,086

Jackson County MO Special Obligation Revenue Bonds Series A (MBIA) (NR/Aaa)
2,000,000	5.50	12/01/2012	2,326,460
1,000,000	5.00	12/01/2016	1,076,380

Jefferson County MO Consolidated Public Water Supply District # C-1 (AMBAC) (NR/Aaa)
1,000,000	5.25	12/01/2015	1,115,420

Jefferson County MO Consolidated School District #006 Direct Deposit Program (MBIA) (AAA/Aaa)
1,000,000	5.00	03/01/2018	1,064,480
2,000,000	5.00	03/01/2019	2,113,800
1,000,000	5.13	03/01/2021	1,056,970

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Missouri – (continued)

Jefferson County MO Reorganized School District #R6 GO Bonds (Refunding Insured) (FGIC) (AAA/Aaa)
$ 530,000	5.00%	03/01/2011	$ 581,558
1,305,000	5.00	03/01/2012	1,420,349

Johnson County MO Hospital Revenue Bonds (Western MO Medical Center Project) (Radian) (AA/NR)
330,000	5.35	06/01/2009	368,287
425,000	5.70	06/01/2013	469,111
380,000	5.75	06/01/2014	422,328
400,000	5.80	06/01/2015	445,780

Kansas City MO GO Bonds (Refunding Series A) (AA/Aa3)
500,000	5.25	09/01/2011	548,090

Kansas City MO GO Bonds (Streetlight Project) Series A (AA/Aa3)
1,000,000	5.38	02/01/2004	1,031,200

Kansas City MO Water Revenue Bonds Series A (AA/Aa3)
1,640,000	5.75	12/01/2017	1,883,540
1,735,000	5.80	12/01/2018	1,988,449

Kansas City MO Water Revenue Bonds Series C (FGIC) (AAA/Aaa)
850,000	5.00	12/01/2016	915,620
1,035,000	5.00	12/01/2019	1,092,535

Lake of the Ozarks Community Board Corp. MO Bridge System Revenue Bonds (NR/Aaa)
215,000	6.25	12/01/2016	253,388

Lebanon MO Reorganized School District #R-3 Direct Deposit Program GO Bonds (AA+/NR)
270,000	5.45	03/01/2014	298,588

Lee’s Summit MO Certificates of Participation (Park Project) (NR/Aa3)
500,000	4.00	07/01/2006	531,845

Lee’s Summit MO Water & Sewer Revenue Bonds (Refunding) (AMBAC) (NR/Aaa)
1,335,000	5.25	07/01/2011	1,515,665
500,000	5.25	07/01/2012	562,345
1,135,000	5.25	07/01/2015	1,249,431
Lee’s Summit MO Water & Sewer Revenue Bonds Combination Series A (AMBAC) (NR/Aaa)
480,000	5.00	07/01/2020	506,299

Mehlville MO School District #R-9 Certificates of Participation (Capital Improvement Projects) (FSA) (AAA/Aaa)
1,405,000	5.25	09/01/2012	1,599,073

Missouri 210 Highway Transportation Development District Revenue Bonds Series A (Firstar Bank NA LOC) (A+/Aa3)
2,125,000	4.80	07/15/2006	2,284,248

Missouri Development Finance Board Cultural Facilities Revenue Bonds (Nelson Gallery Foundation) Series A (MBIA) (AAA/Aaa)
1,000,000	5.25	12/01/2015	1,105,210

Missouri Higher Education Student Loan Revenue Bonds Series EE (NR/Aaa)
500,000	4.50	02/15/2010	521,020

The accompanying notes are an integral part of these financial statements.	29

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Statement of Investments (continued)

April 30, 2003 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Missouri – (continued)

Missouri Higher Education Student Loan Revenue Bonds Series RR (NR/A2)
$1,500,000	5.85%	07/15/2010	$ 1,665,960

Missouri State Certificates of Participation (Bonne Terre Prison Project) Series A (AMBAC) (AAA/Aaa)
400,000	5.05	06/01/2016	423,980
500,000	5.13	06/01/2017	529,490

Missouri State Development Finance Board Infrastructure Facilities (Eastland Centre PJ-A) (A+/NR)
700,000	5.75	04/01/2012	770,406

Missouri State Development Finance Board Infrastructure Facilities (Hartman Heritage Centre PJ-A) (AMBAC) (NR/Aaa)
1,430,000	5.55	04/01/2012	1,586,742

Missouri State Development Finance Board Infrastructure Facilities Riverside Quindaro L-385 Project (NR/NR)
630,000	5.20	03/01/2011	643,369
1,035,000	5.30	03/01/2012	1,056,880
680,000	5.60	03/01/2016	711,681

Missouri State Development Finance Board Infrastructure Facilities Revenue Bonds (Branson) Series A (BBB+/Baa1)
700,000	5.00%	12/01/2005	747,838

Missouri State Environmental Improvement & Energy Resources Authority Pollution Control Revenue Bonds (Elec Coop Thomas Hill) (AA/A1)
100,000	5.50	12/01/2004	106,644
1,500,000	5.50	12/01/2006	1,679,550

Missouri State Environmental Improvement & Energy Resources Authority Pollution Control Revenue Bonds (Tri-County Water Authority Project) (Radian) (AA/NR)
445,000	5.60	04/01/2011	497,977
1,500,000	6.00	04/01/2022	1,652,205

Missouri State Environmental Improvement & Energy Resources Authority Water Facilities Refunding (Tri-County Water Authority Project) (Radian) (AA/NR)
425,000	5.50	04/01/2009	475,996
500,000	5.55	04/01/2010	553,115
280,000	5.75	04/01/2019	304,769
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Control Revenue Bonds Series A (State Revolving Funds Program) (NR/Aaa)
1,020,000	4.90	07/01/2004	1,046,489
630,000	5.13	07/01/2011	702,721
1,700,000	5.20	07/01/2012	1,890,553

Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Control Revenue Bonds Series B (State Revolving Funds Program) (NR/Aaa)
1,790,000	5.25	01/01/2011	1,986,470
2,130,000	5.13	01/01/2018	2,330,987
725,000	5.00	01/01/2022	760,627

Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Control Revenue Bonds Series D (State Revolving Funds Program) (NR/Aaa)
340,000	5.13	01/01/2010	372,416

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Missouri – (continued)

Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Control Revenue Bonds Series E (State Revolving Funds Program) (NR/Aaa)
$ 735,000	5.75%	01/01/2009	$ 850,564

Missouri State GO Bonds (Fourth State Building) Series A (AAA/Aaa)
1,000,000	6.00	08/01/2005	1,101,950

Missouri State Health & Educational Facilities Authority Educational Facilities Revenue Bonds (Central Institute for the Deaf) (Radian) (AA/NR)
1,000,000	5.85	01/01/2022	1,086,410

Missouri State Health & Educational Facility Revenue Bonds (Barnes-Jewish, Inc.) (AA/Aa2)
150,000	6.00	05/15/2011	174,109

Missouri State Health & Educational Facility Revenue Bonds (Barnes-Jewish, Inc.) Series A (AMBAC-TCRS) (AAA/Aaa)
1,735,000	5.15	05/15/2010	1,944,085

Missouri State Health & Educational Facility Revenue Bonds (BJC Health Systems) Series A (NR/Aa2)
2,000,000	6.75%	05/15/2012	2,488,880

Missouri State Health & Educational Facility Revenue Bonds (Children’s Mercy Hosp.) (A+/NR)
280,000	5.00	05/15/2012	295,453
750,000	5.25	05/15/2018	767,228

Missouri State Health & Educational Facility Revenue Bonds (Freeman Health Systems Project) (BBB+/NR)
515,000	4.70	02/15/2004	525,259
500,000	4.75	02/15/2005	521,825

Missouri State Health & Educational Facility Revenue Bonds (SSM Health Care) Series A (AA-/NR)
300,000	5.00	06/01/2005	320,007

Missouri State Health & Educational Facility Revenue Bonds (SSM Health Care) Series A (MBIA) (AAA/Aaa)
1,000,000	5.50	06/01/2006	1,113,900
Missouri State Health & Educational Facility Revenue Bonds (St. Anthony’s Medical Center) (A/A2)
750,000	6.25	12/01/2008	851,543
1,050,000	6.25	12/01/2011	1,186,531
700,000	6.25	12/01/2012	783,797

Missouri State Health & Educational Facility Revenue Bonds (St. Louis University) (AA-/A1)
1,000,000	5.50	10/01/2012	1,144,410

Missouri State Health & Educational Facility Revenue Bonds (St. Luke’s Episcopal-Presbyterian Hospital) (FSA) (AAA/Aaa)
1,650,000	4.75	12/01/2010	1,816,072

Missouri State Health & Educational Facility Revenue Bonds (The Barstow School) (NR/NR)
405,000	4.75	10/01/2010	425,242

Missouri State Health & Educational Facility Revenue Bonds (The Washington University Refunding Series A) (NR/Aa1)
1,750,000	4.75	08/15/2005	1,879,710

30	The accompanying notes are an integral part of these financial statements.

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Missouri – (continued)

Missouri State Health & Educational Facility Revenue Bonds (University of Missouri-Columbia Arena Project) (AA+/Aa1)
$ 500,000	5.00%	11/01/2017	$ 536,430

Missouri State Health & Educational Facility Revenue Bonds (St. Louis University) (AA-/A1)
1,200,000	5.25	10/01/2010	1,327,464

Missouri State Health & Educational Facility Revenue Bonds (St. Louis University) (AMBAC) (AAA/Aaa)
1,000,000	5.00	10/01/2010	1,083,350

Missouri State Highways & Transportation Commission Redevelopment Revenue Bonds (Refunding Series A) (AA/Aa2)
450,000	5.00	02/01/2015	486,828

Missouri State Highways & Transportation Commission Redevelopment Revenue Bonds Series A (AA/Aa2)
875,000	5.50	02/01/2009	1,000,405

Missouri State Housing Development Community Mortgage Revenue Bonds (Multifamily Housing) Series II (FHA) (AA/NR)
995,000	4.50%	12/01/2008	1,054,780
1,245,000	4.65	12/01/2009	1,317,882

Missouri State Housing Development Community Mortgage Revenue Bonds (Single Family Homeowner Loan A-1) (AMT) (GNMA/FNMA) (AAA/NR)
420,000	5.80	09/01/2011	442,873
350,000	5.90	09/01/2012	375,683
405,000	6.00	09/01/2013	426,915

Missouri State Housing Development Community Mortgage Revenue Bonds (Single Family Homeowner Loan A-2) (AMT) (GNMA/FNMA) (AAA/NR)
180,000	5.40	03/01/2006	190,148
145,000	5.50	03/01/2007	154,641
Missouri State Housing Development Community Mortgage Revenue Bonds (Single Family Homeowner Loan B-2) (AMT) (GNMA/FNMA) (AAA/NR)
230,000	4.55	03/01/2004	234,375
230,000	4.75	03/01/2007	241,875
190,000	5.20	03/01/2008	202,342

Missouri State Housing Development Community Mortgage Revenue Bonds (Single Family Homeowner Series C-2) (AMT) (GNMA/FNMA) (AAA/NR)
185,000	4.90	09/01/2007	196,364
185,000	5.00	03/01/2008	197,375

Missouri State Housing Development Community Mortgage Revenue Bonds (Single Family Homeowner Series E-1) (AMT) (GNMA/FNMA) (AAA/NR)
310,000	5.00	03/01/2012	327,682
300,000	5.00	09/01/2012	317,112

Missouri State Housing Development Community Mortgage Revenue Bonds (Single Family Homeownership-B) (GNMA/FNMA) (AAA/NR)
45,000	5.50	03/01/2006	47,645

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Missouri – (continued)

Missouri State Housing Development Community Mortgage Revenue Bonds Series C-2 (GNMA/FNMA) (AAA/NR)
$ 110,000	4.90%	03/01/2007	$ 114,321

Missouri State Regional Convention & Sports Complex Authority Revenue Bonds (AA+/Aa3)
500,000	4.75	08/15/2004	515,135
300,000	5.20	08/15/2007	308,835

Missouri State Stormwater Control GO Bonds Series A (AAA/Aaa)
300,000	5.25	08/01/2016	333,855

Missouri State Water Pollution Control GO Bonds Series A (AAA/Aaa)
475,000	7.00	06/01/2010	593,878

Monarch-Chesterfield MO Levee District Revenue Bonds (MBIA) (AAA/Aaa)
1,000,000	5.45	03/01/2014	1,113,670

New Liberty Hospital District Revenue Bonds (MBIA) (NR/Aaa)
295,000	4.30%	12/01/2003	300,283
515,000	5.00	12/01/2010	564,157
1,180,000	5.13	12/01/2012	1,277,527

Northwest Missouri State University Revenue Bonds (Housing System) (MBIA) (NR/Aaa)
2,875,000	5.00	06/01/2020	3,030,796

O’Fallon MO Certificates of Participation (AMBAC) (AAA/Aaa)
1,000,000	5.75	12/01/2004	1,071,950

O’Fallon MO Certificates of Participation (MBIA) (NR/Aaa)
1,000,000	5.00	02/01/2022	1,038,660

Osage Beach MO Waterworks and Sewer System Revenue Bonds (NR/NR)
220,000	4.75	12/01/2011	230,626
505,000	4.85	12/01/2012	528,805
250,000	5.30	12/01/2012	274,985
575,000	4.95	12/01/2013	605,550

OTC Public Building Corp. MO Leasehold Revenue Bonds (Refunding & Improvement-Ozarks College Project) (FSA) (AAA/Aaa)
600,000	4.80	03/01/2015	638,988
740,000	4.90	03/01/2016	787,900

Palmyra MO Certificates of Participation (Capital Improvements Project) (NR/NR)
325,000	3.75	08/01/2007	332,930
350,000	4.30	08/01/2009	361,785
205,000	4.70	08/01/2012	210,869

Richmond Heights MO CTFS Partnership Capital Improvement Projects Series A Certificates of Participation (MBIA) (AAA/Aaa)
540,000	4.60	08/15/2005	578,972
575,000	4.70	02/15/2006	623,553
430,000	4.70	08/15/2006	469,809

The accompanying notes are an integral part of these financial statements.	31

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Statement of Investments (continued)

April 30, 2003 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Missouri – (continued)

Ritenour MO Consolidated School District Refunding Series A (FGIC) (AAA/Aaa)
$ 985,000	5.75%	02/01/2006	$ 988,438
950,000	9.50	02/01/2008	1,235,969

Scott County MO Public Facilities Authority Leasehold Revenue Bonds (AMBAC) (NR/Aaa)
500,000	4.85	12/01/2008	550,690

Springfield MO Certificates of Participation (Law Enforcement Communication) (NR/Aa3)
400,000	5.35	06/01/2008	450,528

Springfield MO School District #12 Revenue Bonds Series B (FGIC) (AAA/Aaa)
620,000	9.50	03/01/2007	782,930

Springfield MO School District #R12 GO Bonds (Refunding Direct Deposit Program) Series A (AA+/NR)
775,000	4.75	03/01/2004	798,142
500,000	4.65	03/01/2006	540,755

Springfield MO Waterworks Revenue Bonds Series A (AA/Aa2)
500,000	5.38	05/01/2014	511,335

St. Charles County MO Community College GO Bonds (FGIC) (NR/Aaa)
890,000	5.00	02/15/2016	943,640

St. Charles County MO Industrial Development Revenue Bonds (Housing Vanderbilt Apts) (A-/NR)~
1,050,000	5.00	02/01/2009	1,071,210

St. Charles MO Public Facilities Authority Leasehold Revenue Bonds (MBIA) (NR/Aaa)
1,000,000	4.80	02/01/2007	1,099,220

St. Louis County MO Certificates of Partnership (AA+/Aa2)
300,000	4.40	05/15/2011	315,888

St. Louis County MO GO Bonds (Unrefunded Series A) (AAA/Aaa)
105,000	5.10	02/01/2006	105,308
St. Louis County MO Industrial Development Authority Revenue Bonds (Eden Theological Seminary Project) (NR/NR)
355,000	5.45	10/15/2014	361,937
500,000	5.50	10/15/2018	507,015

St. Louis County MO Mortgage Revenue Bonds (Certificates Receipts-GNMA Collateral) Series F (AAA/NR)
500,000	5.20	07/01/2007	558,610

St. Louis County MO Regional Convention & Sports Complex Authority Revenue Bonds Series C (AAA/Aaa)
530,000	7.90	08/15/2021	540,028

St. Louis County MO School District #2 Direct Deposit Program GO Bonds Parkway (AA+/NR)
440,000	6.50	03/01/2008	519,028

St. Louis County MO School District #R8 Direct Deposit Program GO Bonds (Refunding) Lindbergh (NR/Aa1)
725,000	4.95	02/15/2015	764,643

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Missouri – (continued)

St. Louis County MO School District GO Bonds Lindbergh (NR/Aa2)
$ 595,000	5.30%	02/15/2009	$ 636,132
200,000	5.40	02/15/2010	213,994

St. Louis MO Airport Revenue Bonds (Lambert St. Louis International) Series B (AMT) (FGIC) (AAA/Aaa)
1,395,000	6.00	07/01/2009	1,585,724

St. Louis MO Board of Education GO Bonds Series B (State Aid Direct Deposit) (FGIC) (AAA/Aaa)
1,500,000	5.50	04/01/2010	1,710,960

St. Louis MO GO Bonds (Public Safety) (FGIC) (AAA/Aaa)
3,000,000	5.13	02/15/2012	3,267,180

St. Louis MO Municipal Finance Corporation Leasehold Revenue Bonds (Refunding City Justice Center Series A) (AMBAC) (NR/Aaa)
700,000	5.25	02/15/2015	775,117

St. Louis MO Parking Facility Revenue Bonds (Downtown Parking Facilities Subordinated A) (NR/NR)
1,500,000	5.50	02/01/2015	1,517,490

St. Peters MO GO Bonds (FGIC) (NR/Aaa)
995,000	7.20	01/01/2008	1,197,333
1,330,000	7.20	01/01/2009	1,623,930

Sullivan MO Consolidated School District #2 Direct Deposit Program GO Bonds Franklin County (AA+/NR)
800,000	6.05	03/01/2020	946,232

Sullivan MO School District Building Corporation Leasehold Revenue Bonds (Radian) (AA/NR)
275,000	5.25	03/01/2014	300,968
300,000	5.25	03/01/2015	325,308

Taney County MO Reorganized School District No R-V GO Bonds (Hollister SD-Refunding & Improvement-MO Direct Deposit Program) (FSA) (AAA/NR)
1,100,000	5.00	03/01/2018	1,178,870
1,050,000	5.00	03/01/2021	1,102,710

Troy MO Reorganized School District #3 Lincoln County (Direct Deposit Program) (AA+/NR)
1,000,000	5.00	03/01/2017	1,069,830
University of Missouri Development Foundation Power Leasehold Revenue Bonds (AAA/NR)
500,000	5.75	05/01/2013	510,000

University of Missouri Revenue Bonds (Refunding System Facilities Series B) (AA+/Aa2)
375,000	5.38	11/01/2014	423,022

University of Missouri Revenue Bonds (System Facilities Series A) (AA+/Aa2)
250,000	4.25	11/01/2005	267,178

University of Missouri Systems Facilities Revenue Bonds (Refunding & Improvement) (AA+/Aa2)
1,000,000	5.00	11/01/2006	1,026,010

Washington MO School District Direct Deposit GO Bonds (Refunding) (FSA) (AAA/Aaa)
1,000,000	5.25	03/01/2013	1,135,440

			164,310,838

32	The accompanying notes are an integral part of these financial statements.

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Puerto Rico – 2.1%
Puerto Rico Municipal Finance Agency (Refunding Series B) (FSA) (AAA/Aaa)
$2,455,000	5.50%	08/01/2018	$ 2,682,677

Puerto Rico Municipal Finance Agency Series A (FSA) (AAA/Aaa)
1,000,000	4.50	08/01/2011	1,081,410

			3,764,087

TOTAL MUNICIPAL BOND OBLIGATIONS
(Cost $158,989,449)			$169,243,985

Short-Term Obligations # – 7.0%
Missouri – 7.0%
Independence MO Industrial Development Authority Revenue Bonds (Development Groves & Graceland) Series A (Dexia Credit LOC) (A-1+/NR)
$3,225,000	1.35%	05/01/2003	$3,225,000

Kansas City MO Industrial Development Authority Revenue Bonds (Ewing Marion Kauffman) Series A (A-1+/NR)
2,230,000	1.35	05/01/2003	2,230,000

Missouri State Health & Educational Facilities Authority Educational Facilities Revenue Bonds (Washington University) Series C (JP Morgan Chase SPA) (A-1+/VMIG1)
3,100,000	1.35	05/01/2003	3,100,000

Missouri State Health & Educational Facilities Authority Health Facilities Revenue Bonds (Refunding Cox Health System) (MBIA) (Chase Manhattan Bank SPA) (A-1+/VMIG1)
3,000,000	1.35	05/01/2003	3,000,000

Missouri State Health & Educational Facility Revenue Bonds (St. Louis University) Series A (Bank of America NA SPA) (A-1+/VMIG1)
1,155,000	1.40	05/01/2003	1,155,000

TOTAL SHORT-TERM OBLIGATIONS
(Cost $12,710,000)			$ 12,710,000

Principal Amount	Interest Rate	Maturity Date	Value

Repurchase Agreement – 0.7%
State Street Bank & Trust Co.^
$1,337,000	1.11%	05/01/2003	$ 1,337,000

Maturity Value: $1,337,041

TOTAL REPURCHASE AGREEMENT
(Cost $1,337,000)			$ 1,337,000

TOTAL INVESTMENTS
(Cost $173,036,449)			$183,290,985

#	Variable rate security. Coupon rate disclosed is that which is in effect at April 30, 2003.

^	Repurchase agreement was entered into on April 30, 2003. At April 30, 2003, this agreement was fully collateralized by U.S. Treasury Notes.

~	Securities with “Put” features with resetting interest rates. Maturity dates disclosed are the next interest reset date.

Security ratings disclosed are issued by Standard & Poor’s/Moody’s Investors Service. A description of the ratings is available in the Funds’ Statement of Additional Information.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets (see Statements of Assets and Liabilities).

Investment Abbreviations:
AMBAC	—Insuredby American Municipal Bond Assurance Corp.
AMT	—AlternativeMinimum Tax
CTFS	—Certificates
FGIC	—Insuredby Financial Guaranty Insurance Co.
FHA	—Insuredby Federal Housing Administration
FNMA	—Insuredby Federal National Mortgage Association
FSA	—Insuredby Financial Security Assurance Co.
GNMA	—Insuredby Government National Mortgage Association
GO	—GeneralObligation
LOC	—Letterof Credit
MBIA	—Insuredby Municipal Bond Investors Assurance
NR	—NotRated
Radian	—Insuredby Radian Asset Assurance
SPA	—Stand-byPurchase Agreement
TCRS	—TransferableCustodial Receipts

The accompanying notes are an integral part of these financial statements.	33

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Kansas Tax-Free Intermediate Bond Fund

Performance Review(a)(d) (Unaudited)

For the six months ended April 30, 2003, the Institutional Shares of the Fund had a total return of 3.45%, based on Net Asset Value (NAV). The Service Shares had a total return, without sales charge, of 3.32% for the same period based on NAV. This compares to the Lipper Intermediate Municipal Funds Index(c) six-month return of 3.22% and the Lehman 3-15 Year Blend Index(b) six-month return of 3.57%. Past performance is no guarantee of future results.

Statement of Investments

April 30, 2003 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – 94.1%
Kansas – 90.1%
Atchison County KS Unified School District #409 GO Bonds (FSA) (AAA/Aaa)
$ 250,000	5.30%	09/01/2007	$ 263,843

Augusta KS Electric Systems Revenue Bonds (AMBAC) (AAA/Aaa)
1,825,000	4.75	08/01/2017	1,928,313

Crawford County KS Unified School District GO Bonds (FSA) (NR/Aaa)
545,000	4.60	09/01/2013	575,231

Derby KS GO Bonds (Refunding Series B) (AMBAC) (NR/Aaa)
440,000	5.00	12/01/2013	484,735

Derby KS GO Bonds Series A (AMBAC) (NR/Aaa)
310,000	4.90	12/01/2014	336,393

Derby KS Water Systems Revenue Bonds (Refunding & Improvement Series 2) (AMBAC) (AAA/Aaa)
500,000	5.60	10/01/2019	553,120

Dodge KS Unified School District #443 GO Bonds (FSA) (AAA/Aaa)
210,000	7.00	09/01/2004	226,042
535,000	7.00	09/01/2006	626,009

Dodge KS Unified School District #443 GO Bonds (Refunding) (FGIC) (NR/Aaa)
1,450,000	5.00	03/01/2012	1,617,286

Douglas County KS Unified School District #497 GO Bonds Series A (NR/Aa3)
400,000	5.00	09/01/2006	441,772
400,000	5.90	09/01/2007	405,820

Harvey County KS School District #373 GO Bonds (Refunding & Improvement) (FSA) (AAA/Aaa)
495,000	5.00	09/01/2015	556,103

Jackson County KS Unified School District #337 Certificates of Participation (Refunding) (NR/NR)
495,000	4.00	04/15/2004	506,227

Johnson County KS Community College Revenue Bonds (Student Commons & Parking) (MBIA) (AAA/Aaa)
410,000	4.35	11/15/2007	448,716

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Kansas – (continued)

Johnson County KS Unified School District #229 GO Bonds Series A (AA/Aa1)
$ 480,000	4.50%	10/01/2004	$ 501,869

Johnson County KS Unified School District #231 GO Bonds (Refunding & Improvement Series A) (FSA) (AAA/Aaa)
485,000	5.00	10/01/2006	537,564
415,000	4.50	10/01/2012	444,320
1,000,000	5.13	10/01/2016	1,081,910

Johnson County KS Unified School District #233 GO Bonds (Refunding Series A) (FGIC) (AAA/Aaa)
250,000	4.25	09/01/2003	252,548

Johnson County KS Unified School District #233 GO Bonds (Refunding Series B) (FGIC) (AAA/Aaa)
500,000	5.50	09/01/2017	584,125

Johnson County KS Unified School District #512 GO Bonds (Shawnee Mission) (AA/Aa1)
1,015,000	8.00	10/01/2003	1,043,248
Johnson County KS Unified School District #512 GO Bonds (Shawnee Mission) Series A (NR/Aa1)
325,000	6.00	10/01/2007	376,428
400,000	4.40	10/01/2012	420,396

Johnson County KS Water District #001 Revenue Bonds (AAA/Aa1)
735,000	5.00	12/01/2010	827,536

Johnson County KS Water District #001 Revenue Bonds (Refunding) (AAA/Aa1)
545,000	4.60	12/01/2009	602,127

Johnson County KS Water District #001 Revenue Bonds (Refunding) (ADFA GTD) (AAA/Aa1)
275,000	5.00	12/01/2019	292,185

Kansas Independent College Finance Authority Revenue Bonds (Benedictine College Project) (NR/NR)
645,000	6.50	10/01/2015	762,912

Kansas State Department of Transportation Highway Revenue Bonds (AA+/Aa2)
760,000	6.13	09/01/2009	900,615

(a)	Fund returns assume fee waivers and expense reductions and are not annualized.
(b)	The Lehman 3-15 Year Blend Index is an unmanaged index composed of investment-grade municipal securities ranging from 1 to 17 years in maturity. The Index figures do not reflect any fees, expenses or taxes.
(c)	The Lipper Intermediate Municipal Funds Index is an unmanaged index consisting of funds that invest in municipal debt issues with dollar-weighted average maturities of five to ten years. The Index figures do not reflect any fees, expenses or taxes.
(d)	Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

34	The accompanying notes are an integral part of these financial statements.

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Kansas – (continued)

Kansas State Department of Transportation Highway Revenue Bonds (AAA/Aa2)
$ 800,000	5.25%	09/01/2019	$ 917,304

Kansas State Department of Transportation Highway Revenue Bonds (Refunding) (AAA/Aa2)
300,000	5.50	09/01/2012	347,619

Kansas State Department of Transportation Highway Revenue Bonds Series A (AA+/Aa2)
340,000	5.00	09/01/2014	367,652

Kansas State Development Finance Authority Lease Revenue Bonds (Juvenile Justice Authority) Series D (MBIA) (AAA/Aaa)
1,270,000	5.25	05/01/2013	1,413,434

Kansas State Development Finance Authority Leasing Revenue Bonds (State Capitol Project V-I-A) (FSA) (AAA/Aaa)
500,000	5.00	10/01/2011	554,040

Kansas State Development Finance Authority Revenue Bonds (Athletic Facilities) Series R (A-/NR)
500,000	5.00	07/01/2014	525,200

Kansas State Development Finance Authority Revenue Bonds (Board of Regents Rehab) Series G-2 (AMBAC) (AAA/Aaa)
1,000,000	5.50	10/01/2007	1,140,070

Kansas State Development Finance Authority Revenue Bonds (El Dorado Department of Corrections Refunding Project A1) (MBIA) (NR/Aaa)
200,000	5.00	08/01/2010	221,276

Kansas State Development Finance Authority Revenue Bonds (El Dorado Department of Corrections Refunding Project A1) (MBIA) (AAA/Aaa)
400,000	5.00	02/01/2012	434,048

Kansas State Development Finance Authority Revenue Bonds (Energy Conservation, State Building Projects) Series J (AA/A2)
300,000	4.95	04/01/2004	310,347
Kansas State Development Finance Authority Revenue Bonds (Juvenile Justice Authority) Series D (MBIA) (AAA/NR)
400,000	5.00	05/01/2012	442,380

Kansas State Development Finance Authority Revenue Bonds (Limited Tax Impact Program) Series V (AA/A2)
1,065,000	5.00	06/01/2006	1,164,396

Kansas State Development Finance Authority Revenue Bonds (Public Water Supply Loan-2) (MBIA-IBC) (AAA/Aaa)
575,000	5.25	04/01/2010	635,248

Kansas State Development Finance Authority Revenue Bonds (Public Water Supply Revolving Loan-2) (NR/Aa3)
990,000	5.25	04/01/2013	1,067,438
600,000	5.00	04/01/2016	634,680

Kansas State Development Finance Authority Revenue Bonds (Public Water Supply Revolving Loan-2) (AMBAC) (AAA/Aaa)
705,000	5.50	04/01/2014	804,532

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Kansas – (continued)

Kansas State Development Finance Authority Revenue Bonds (Refunding-Wichita State University Housing System-P) (AMBAC) (AAA/Aaa)
$ 600,000	5.00%	06/01/2013	$ 664,020
630,000	5.00	06/01/2014	691,085
300,000	5.00	06/01/2016	324,765

Kansas State Development Finance Authority Revenue Bonds (Skill Program) Series K-1 (AA/A2)
500,000	4.65	12/01/2005	538,535

Kansas State Development Finance Authority Revenue Bonds (State Projects Series W) (MBIA) (AAA/Aaa)
320,000	4.00	10/01/2011	335,360

Kansas State Development Finance Authority Revenue Bonds (Water Pollution Control Revolving Fund II) (AA+/Aa1)
1,100,000	6.00	11/01/2015	1,319,054
280,000	5.50	05/01/2017	327,620

Kansas State Development Finance Authority Revenue Bonds (Water Pollution Control Revolving Loan II) (AA+/Aa1)
500,000	5.25	05/01/2007	558,745
500,000	5.40	05/01/2012	564,250

Kansas State Development Financial Authority Revenue Bonds (Water Pollution Control Revolving Fund I) (AA+/Aa1)
955,000	5.00	11/01/2009	1,076,457

Lawrence KS Hospital Revenue Bonds (Lawrence Memorial Hospital) (Radian) (AA/NR)
350,000	5.75	07/01/2014	394,282

Leavenworth County KS GO Bonds Series A (AMBAC) (AAA/NR)
500,000	5.00	12/01/2005	533,675

Leawood KS GO Bonds Series A (NR/Aa1)
385,000	4.00	09/01/2008	413,401

McPherson County KS Unified School District #400 Lindsborg GO Bonds (Refunding) (FGIC) (AAA/Aaa)
775,000	5.00	09/01/2011	867,767
830,000	5.00	09/01/2012	930,364

McPherson KS GO Bonds (Refunding & Improvement Series 125) (AMBAC) (AAA/Aaa)
790,000	5.00	08/01/2008	887,210
Merriam KS GO Bonds (Refunding Internal Improvement Series C) (FGIC) (NR/Aaa)
485,000	4.10	10/01/2007	515,890

Newton KS GO Bonds (Refunding & Improvement) (MBIA) (NR/Aaa)
335,000	4.00	09/01/2009	357,934
305,000	4.20	09/01/2011	323,910

Olathe KS Educational Facilities Revenue Bonds (Kansas Independent Series C) (NR/NR)
500,000	5.40	10/01/2013	518,930

Osage City KS Electric Utility Systems Revenue Bonds (Refunding & Improvement) (NR/NR)
1,000,000	6.15	12/01/2020	1,064,850

Pittsburg KS GO Bonds (Refunding) (FSA) (NR/Aaa)
600,000	5.50	09/01/2011	693,456

The accompanying notes are an integral part of these financial statements.	35

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Statement of Investments (continued)

April 30, 2003 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Kansas – (continued)

Pratt KS Electric Utility Systems Revenue Bonds Series 2001-1 (AMBAC) (AAA/Aaa)
$ 725,000	4.85%	05/01/2013	$ 780,093

Riley County KS GO Bonds (Refunding Series A) (AMBAC) (AAA/Aaa)
645,000	4.20	09/01/2004	670,645
470,000	4.50	09/01/2009	502,101

Saline County KS Unified School District #305 GO Bonds (Refunding & Improvement) (FSA) (NR/Aaa)
300,000	5.50	09/01/2016	337,218

Scott County KS Unified School District #466 GO Bonds (Refunding) (FGIC) (AAA/NR)
680,000	5.25	09/01/2014	761,858
670,000	5.25	09/01/2015	749,536

Sedgwick & Shawnee County KS Single Family Revenue Bonds (Mortgage Backed Securities Program Series A-1) (AMT) (GNMA) (NR/Aaa)
340,000	5.00	06/01/2013	345,362

Sedgwick & Shawnee County KS Single Family Revenue Bonds (Mortgage Backed Securities Program Series A-2) (AMT) (GNMA) (NR/Aaa)
880,000	5.80	06/01/2017	927,933

Sedgwick County KS GO Bonds Series A (AA+/Aa1)
1,000,000	5.50	08/01/2004	1,053,210
455,000	4.15	08/01/2010	485,749
560,000	4.85	08/01/2018	588,280

Sedgwick County KS Public Building Revenue Bonds (Exploration Place Project) Series A (AA+/Aa1)
300,000	6.00	08/01/2004	317,763

Sedgwick County KS Unified School District #261 GO Bonds (FSA) (AAA/NR)
490,000	6.75	11/01/2005	553,386
Sedgwick County KS Unified School District #265 GO Bonds (FGIC) (NR/Aaa)
500,000	5.50	10/01/2009	578,330

Sedgwick County KS Unified School District #265 GO Bonds (FSA) (AAA/Aaa)
250,000	5.75	10/01/2008	266,275

Seward County KS GO Bonds (Refunding Series A) (AMBAC) (AAA/Aaa)
725,000	4.00	08/01/2010	766,506
Seward County KS Unified School District #480 GO Bonds (FSA) (NR/Aaa)
100,000	6.25	09/01/2005	110,944

Shawnee County KS GO Bonds (Refunding & Improvement Series A) (NR/A1)
500,000	4.25	09/01/2004	519,335
490,000	5.00	09/01/2008	549,378
250,000	5.25	09/01/2009	284,943
520,000	4.90	09/01/2013	555,828

Shawnee County KS School District #437 GO Bonds (AMBAC) (AAA/Aaa)
500,000	5.00	09/01/2004	525,110
250,000	5.20	09/01/2007	263,515

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Kansas – (continued)

Shawnee County KS Unified School District #501 GO Bonds (NR/Aa3)
$1,000,000	5.00%	02/01/2014	$ 1,083,820
500,000	5.00	02/01/2018	529,725

Topeka KS Water & Water Pollution Control Utility Revenue Bonds Series A (FGIC) (NR/Aaa)
565,000	5.50	08/01/2010	641,049

University of Kansas Hospital Authority Health Facilities Revenue Bonds (Kansas University Health System) (A-/NR)
200,000	5.50	09/01/2011	214,890
1,000,000	6.00	09/01/2014	1,097,930

Wichita KS GO Bonds (Sales Tax) (AA/Aa2)
1,000,000	5.00	04/01/2014	1,083,060

Wichita KS GO Bonds Series 735 (AA/Aa2)
250,000	4.00	09/01/2009	251,015

Wichita KS GO Bonds Series 766 (AA/Aa2)
455,000	4.30	09/01/2010	485,444

Wyandotte County KS Revenue Bonds (Refunding & Improvement) (MBIA) (AAA/Aaa)
600,000	4.40	09/01/2011	638,322

Wyandotte County KS School District #204 GO Bonds (Refunding & Improvement Series A) (FSA) (NR/Aaa)
300,000	6.38	09/01/2011	365,661
785,000	5.38	09/01/2015	869,686

			62,232,517

Puerto Rico – 4.0%
Puerto Rico Commonwealth GO Bonds (MBIA) (AAA/Aaa)
500,000	5.38	07/01/2021	574,295

Puerto Rico Commonwealth Highway & Transportation Authority Transportation Revenue Bonds Series G (FGIC) (AAA/Aaa)
1,000,000	5.25	07/01/2021	1,079,160

Puerto Rico Municipal Finance Agency GO Bonds (Refunding Series B) (FSA) (AAA/Aaa)
500,000	5.50	08/01/2018	546,370

Puerto Rico Municipal Finance Agency GO Bonds Series A (FSA) (AAA/Aaa)
500,000	5.50	08/01/2019	545,210

			2,745,035

TOTAL MUNICIPAL BOND OBLIGATIONS
(Cost $61,143,598)			$64,977,552

Short-Term Obligations# – 3.5%
Kansas – 3.5%
Kansas State Department of Transportation Highway Revenue Bonds Series B-1 (A-1+/Aa2)
$1,450,000	1.28%	05/01/2003	$ 1,450,000

Kansas State Department of Transportation Highway Revenue Bonds Series B-2 (A-1+/Aa2)
1,000,000	1.28	05/01/2003	1,000,000

TOTAL SHORT-TERM OBLIGATIONS
(Cost $2,450,000)			$ 2,450,000

36	The accompanying notes are an integral part of these financial statements.

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value

Repurchase Agreement – 1.6%
State Street Bank & Trust Co.^
$1,084,000	1.11%	05/01/2003	$ 1,084,000
Maturity Value: $1,084,033

TOTAL REPURCHASE AGREEMENT
(Cost $1,084,000)			$ 1,084,000

TOTAL INVESTMENTS
(Cost $64,677,598)			$68,511,552

#	Variable rate security. Coupon rate disclosed is that which is in effect at April 30, 2003.

^	Repurchase agreement was entered into on April 30, 2003. At April 30, 2003, this agreement was fully collateralized by U.S. Treasury Notes.

Security ratings disclosed are issued by Standard & Poor’s/Moody’s Investors Service. A description of the ratings is available in the Funds’ Statement of Additional Information.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets (see Statements of Assets and Liabilities).

Investment Abbreviations:
ADFA	—ArkansasDevelopment Finance Authority
AMBAC	—Insuredby American Municipal Bond Assurance Corp.
AMT	—AlternativeMinimum Tax
FGIC	—Insuredby Financial Guaranty Insurance Co.
FSA	—Insuredby Financial Security Assurance Co.
GNMA	—Insuredby Government National Mortgage Association
GO	—GeneralObligation
GTD	—Guaranteed
IBC	—InsuredBond Certificates
MBIA	—Insuredby Municipal Bond Investors Assurance
NR	—NotRated
Radian	—Insuredby Radian Asset Assurance

The accompanying notes are an integral part of these financial statements.	37

COMMERCE FUNDS

Statements of Assets and Liabilities

April 30, 2003 (Unaudited)

	Core Equity Fund	Growth Fund	Value Fund
Assets:
Investments in securities, at value (identified cost $238,191,083, $174,185,000, $112,722,636, $64,231,978, $151,633,408, $19,249,201, $678,885,753, $225,428,989, $168,291,935, $173,036,449 and $64,677,598, respectively)	$241,573,571	$179,877,570	$109,287,175
Cash, at value	222	52	230
Receivables:
Investment securities sold, at value	—	3,941,740	—
Dividends and interest, at value	378,485	38,493	198,203
Fund shares sold	148,184	315,503	109,242
Reimbursement from adviser	—	—	—
Deferred offering expenses, net	—	—	—
Other	12,617	2,177	18,027

Total assets	242,113,079	184,175,535	109,612,877

Liabilities:
Due to bank	—	—	—
Payables:
Investment securities purchased, at value	—	2,365,789	—
Fund shares redeemed	53,093	85,925	6,888
Dividends and distributions	—	—	—
Advisory fees	144,398	108,601	65,225
Administrative fees	25,029	18,824	11,309
Accrued expenses	140,417	106,940	49,516

Total liabilities	362,937	2,686,079	132,938

Net Assets:
Paid-in capital	263,037,307	235,877,249	130,062,052
Accumulated undistributed (distribution in excess of) net investment income (loss)	192,504	(162,246)	118,372
Accumulated net realized gain (loss) on investment and foreign currency related transactions	(24,862,157)	(59,918,117)	(17,265,024)
Net unrealized gain (loss) on investments and translation of assets and liabilities denominated in foreign currencies	3,382,488	5,692,570	(3,435,461)

NET ASSETS	$241,750,142	$181,489,456	$109,479,939

Shares Outstanding/Net Asset Value/Offering Price:
Total shares outstanding, no par value (unlimited number of shares authorized):
Institutional Shares	19,036,561	9,950,047	5,868,666
Service Shares	3,823	279,687	29,162
Institutional Shares: Net asset value and maximum public offering price per share (net assets/shares outstanding)	$12.70	$17.75	$18.56
Service Shares: Net asset value per share (net assets/shares outstanding)	$12.70	$17.47	$18.57
Maximum public offering price per share(a)	$13.16	$18.10	$19.24

(a)	For the Short-Term Government, National Tax-Free Intermediate Bond, Missouri Tax-Free Intermediate Bond and Kansas Tax-Free Intermediate Bond Funds, the maximum public offering price per share is calculated as (NAV per share x 1.0204). For all other Funds, the maximum public offering price per share is calculated as (NAV per share x 1.0363).

38	The accompanying notes are an integral part of these financial statements.

COMMERCE FUNDS

MidCap Growth Fund	International Equity Fund	Asset Allocation Fund	Bond Fund	Short-Term Government Fund	National Tax-Free Intermediate Bond Fund	Missouri Tax-Free Intermediate Bond Fund	Kansas Tax-Free Intermediate Bond Fund

$65,595,815	$130,512,231	$19,458,732	$701,592,261	$230,324,197	$178,637,440	$183,290,985	$68,511,552
830	766,647	—	967	140	398	333	880

662,358	423,852	4,836	—	—	—	—	—
22,701	878,013	34,864	7,869,135	2,023,147	2,409,628	2,176,526	733,542
98,324	28,733	39,026	1,404,037	545,748	250,004	115,325	49,712
—	—	104,170	—	20,285	15,892	22,392	14,446
—	—	79,269	—	—	—	—	—
774	1,142	181	12,611	1,682	1,621	1,667	614

66,380,802	132,610,618	19,721,078	710,879,011	232,915,199	181,314,983	185,607,228	69,310,746

—	—	5,729	—	—	—	—	—

—	320,598	34,898	10,233,993	1,040,722	7,691,225	2,275,029	—
150,857	9,930	1,781	1,102,241	634,078	253,737	185,000	—
—	—	—	2,356,377	541,180	488,275	495,177	183,783
39,395	82,344	—	285,107	93,393	70,824	74,089	27,922
6,829	13,578	1,257	74,128	24,282	18,414	19,263	7,260
52,888	98,936	20,682	344,622	79,235	90,201	87,673	51,378

249,969	525,386	64,347	14,396,468	2,412,890	8,612,676	3,136,231	270,343

99,890,327	186,011,099	19,442,365	686,802,718	228,284,663	160,404,812	171,916,647	65,101,119
(235,776)	911,289	28,521	(2,903,101)	(1,316,834)	115,660	95,695	28,953

(34,887,555)	(33,748,192)	(23,686)	(10,123,582)	(1,360,728)	1,836,330	204,119	76,377

1,363,837	(21,088,964)	209,531	22,706,508	4,895,208	10,345,505	10,254,536	3,833,954

$66,130,833	$132,085,232	$19,656,731	$696,482,543	$230,502,309	$172,702,307	$182,470,997	$69,040,403

3,478,029	9,182,588	1,030,288	36,392,361	12,035,480	8,699,287	9,161,164	3,455,692
63,350	25,000	23,684	66,076	145,913	247	54,755	118,566

$18.68	$14.35	$18.65	$19.10	$18.92	$19.85	$19.80	$19.32
$18.32	$14.22	$18.65	$19.12	$18.93	$19.85	$19.81	$19.32
$18.98	$14.74	$19.33	$19.81	$19.32	$20.26	$20.21	$19.71

COMMERCE FUNDS

Statements of Operations

For the Six Months Ended April 30, 2003 (Unaudited)

	Core Equity Fund	Growth Fund	Value Fund
Investment Income:
Interest	$18,261	$20,743	$12,937
Dividends(a)	2,069,225	764,163	1,279,954

Total income	2,087,486	784,906	1,292,891

Expenses:
Advisory fees	877,943	648,034	385,920
Administration fees	175,589	129,607	77,184
Shareowner servicing fees	37,661	58,905	33,226
Transfer Agent fees	36,798	54,544	22,798
Custodian and accounting fees	31,822	28,488	30,339
Professional fees	21,747	18,270	11,780
Registration fees	14,956	9,162	11,347
Printing fees	11,690	8,400	4,187
Trustee fees	2,918	2,098	1,045
Distribution fees — Service Shares	57	5,926	671
Offering expenses	—	—	—
Other	6,598	1,019	1,753

Total expenses	1,217,779	964,453	580,250

Less — expense reductions(b)	(23,689)	(17,301)	(10,313)

Net expenses	1,194,090	947,152	569,937

NET INVESTMENT INCOME (LOSS)	893,396	(162,246)	722,954

Realized and unrealized gain (loss) on investment and foreign currency related transactions:
Net realized gain (loss) from:
Investment transactions	(4,246,493)	(1,717,885)	(3,333,031)
Foreign currency related transactions	—	—	—
Net change in unrealized gain (loss) on:
Investments	6,423,544	4,245,272	6,246,065
Translation of assets and liabilities denominated in foreign currencies	—	—	—

Net realized and unrealized gain (loss) on investments and foreign currency transactions	2,177,051	2,527,387	2,913,034

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,070,447	$2,365,141	$3,635,988

(a)	Amount is net of $13,111 and $221,455, respectively for the Core Equity and International Equity Funds in foreign withholding taxes.
(b)	Expense reductions includes waivers, custody credits and reimbursements.

40	The accompanying notes are an integral part of these financial statements.

COMMERCE FUNDS

MidCap Growth Fund	International Equity Fund	Asset Allocation Fund	Bond Fund	Short-Term Government Fund	National Tax-Free Intermediate Bond Fund	Missouri Tax-Free Intermediate Bond Fund	Kansas Tax-Free Intermediate Bond Fund

$6,715	$27,379	$39	$22,087,122	$4,115,499	$3,850,169	$3,774,879	$1,367,831
145,614	1,671,048	264,215	—	—	—	—	—

152,329	1,698,427	264,254	22,087,122	4,115,499	3,850,169	3,774,879	1,367,831

237,509	883,566	18,615	1,752,871	520,510	425,447	425,682	163,296
47,502	88,357	13,961	525,862	156,152	127,633	127,709	48,988
19,546	21,174	11,430	167,683	54,203	33,956	33,738	12,524
29,958	24,926	12,207	150,173	28,189	22,893	21,799	11,930
34,243	111,679	22,566	69,849	38,655	46,390	45,940	35,989
10,667	13,098	20,276	123,224	13,618	15,336	14,130	9,152
8,703	10,106	20,916	9,665	8,809	4,266	4,273	11,458
3,370	4,240	1,287	86,360	5,730	6,707	5,828	2,448
841	1,051	192	7,469	1,429	1,674	1,454	611
1,407	440	510	1,597	2,987	18	1,288	2,692
—	—	96,293	—	—	—	—	—
697	1,698	4,306	15,469	2,979	3,949	3,276	983

394,443	1,160,335	222,559	2,910,222	833,261	688,269	685,117	300,071

(6,338)	(426,997)	(189,472)	(73,822)	(122,381)	(92,624)	(130,438)	(85,094)

388,105	733,338	33,087	2,836,400	710,880	595,645	554,679	214,977

(235,776)	965,089	231,167	19,250,722	3,404,619	3,254,524	3,220,200	1,152,854

(1,176,739)	(4,282,681)	(7,514)	1,723,354	364,663	1,836,834	204,224	76,580
—	7,240	—	—	—	—	—	—

2,232,875	2,725,465	198,993	557,340	(323,920)	1,007,701	1,784,787	1,004,067
—	40,374	—	—	—	—	—	—

1,056,136	(1,509,602)	191,479	2,280,694	40,743	2,844,535	1,989,011	1,080,647

$820,360	$(544,513)	$422,646	$21,531,416	$3,445,362	$6,099,059	$5,209,211	$2,233,501

COMMERCE FUNDS

Statements of Changes in Net Assets

For the Six Months Ended April 30, 2003 (Unaudited)

	Core Equity Fund	Growth Fund	Value Fund
From operations:
Net investment income (loss)	$893,396	$(162,246)	$722,954
Net realized gain (loss) on investment and foreign currency related transactions	(4,246,493)	(1,717,885)	(3,333,031)
Net change in unrealized gain (loss) on investments and translation of assets and liabilities denominated in foreign currencies	6,423,544	4,245,272	6,246,065

Net increase (decrease) in net assets resulting from operations	3,070,447	2,365,141	3,635,988

Distributions to shareholders:
From net investment income
Institutional shares	(815,885)	—	(752,375)
Service shares	(105)	—	(3,210)
From net realized gains on investment transactions
Institutional shares	—	—	—
Service shares	—	—	—

Total distributions to shareholders	(815,990)	—	(755,585)

From share transactions:
Proceeds from sales of shares	16,797,909	21,337,244	14,901,311
Reinvestment of dividends and distributions	20,529	—	419,036
Cost of shares redeemed	(20,932,033)	(20,305,287)	(11,337,058)

Net increase (decrease) in net assets resulting from share transactions	(4,113,595)	1,031,957	3,983,289

TOTAL INCREASE (DECREASE)	(1,859,138)	3,397,098	6,863,692

Net assets:
Beginning of period	243,609,280	178,092,358	102,616,247

End of period	$241,750,142	$181,489,456	$109,479,939

Accumulated undistributed (distribution in excess of) net investment income (loss)	$192,504	$(162,246)	$118,372

42	The accompanying notes are an integral part of these financial statements.

COMMERCE FUNDS

MidCap Growth Fund	International Equity Fund	Asset Allocation Fund	Bond Fund	Short-Term Government Fund	National Tax-Free Intermediate Bond Fund	Missouri Tax-Free Intermediate Bond Fund	Kansas Tax-Free Intermediate Bond Fund

$(235,776)	$965,089	$231,167	$19,250,722	$3,404,619	$3,254,524	$3,220,200	$1,152,854
(1,176,739)	(4,275,441)	(7,514)	1,723,354	364,663	1,836,834	204,224	76,580

2,232,875	2,765,839	198,993	557,340	(323,920)	1,007,701	1,784,787	1,004,067

820,360	(544,513)	422,646	21,531,416	3,445,362	6,099,059	5,209,211	2,233,501

—	(479,973)	(200,267)	(21,118,371)	(4,618,213)	(3,239,373)	(3,188,993)	(1,111,514)
—	(402)	(4,007)	(36,963)	(50,655)	(262)	(18,086)	(35,156)

—	—	(15,604)	—	—	(1,365,671)	(854,052)	(85,826)
—	—	(357)	—	—	(178)	(5,130)	(3,061)

—	(480,375)	(220,235)	(21,155,334)	(4,668,868)	(4,605,484)	(4,066,261)	(1,235,557)

11,886,508	46,236,423	4,101,015	45,299,845	71,032,072	10,833,322	27,342,489	7,364,851
—	268,113	212,726	5,752,230	1,629,300	301,819	372,779	50,378
(12,784,141)	(26,123,106)	(3,521,352)	(84,337,149)	(27,340,069)	(14,008,158)	(11,645,345)	(4,572,317)

(897,633)	20,381,430	792,389	(33,285,074)	45,321,303	(2,873,017)	16,069,923	2,842,912

(77,273)	19,356,542	994,800	(32,908,992)	44,097,797	(1,379,442)	17,212,873	3,840,856

66,208,106	112,728,690	18,661,931	729,391,535	186,404,512	174,081,749	165,258,124	65,199,547

$66,130,833	$132,085,232	$19,656,731	$696,482,543	$230,502,309	$172,702,307	$182,470,997	$69,040,403

$(235,776)	$911,289	$28,521	$(2,903,101)	$(1,316,834)	$115,660	$95,695	$28,953

COMMERCE FUNDS

Statements of Changes in Net Assets

For the Year Ended October 31, 2002

	Core Equity Fund	Growth Fund	Value Fund
From operations:
Net investment income (loss)	$1,951,058	$(721,787)	$1,280,153
Net realized gain (loss) on investments and foreign currency related transactions	(20,614,865)	(34,832,052)	(11,773,165)
Net change in unrealized gain (loss) on investments and translation of assets and liabilities denominated in foreign currencies	(20,105,569)	10,219,243	(4,338,239)

Net increase (decrease) in net assets resulting from operations	(38,769,376)	(25,334,596)	(14,831,251)

Distributions to shareholders:
From net investment income
Institutional shares	(1,835,118)	—	(1,219,913)
Service shares	(174)	—	(6,339)
From net realized gains on investment transactions
Institutional shares	(68,414)	—	—
Service shares	(9)	—	—

Total distributions to shareholders	(1,903,715)	—	(1,226,252)

From share transactions:
Proceeds from sale of shares	30,602,452	62,011,091	38,702,567
Reinvestment of dividends and distributions	39,044	—	693,989
Cost of shares redeemed	(41,924,763)	(85,916,779)	(31,755,791)

Net increase (decrease) in net assets resulting from share transactions	(11,283,267)	(23,905,688)	7,640,765

TOTAL INCREASE (DECREASE)	(51,956,358)	(49,240,284)	(8,416,738)

Net Assets:
Beginning of period	295,565,638	227,332,642	111,032,985

End of period	$243,609,280	$178,092,358	$102,616,247

Accumulated undistributed (distribution in excess of) net investment income	$115,098	$—	$151,003

(a)	Asset Allocation Fund commenced operations on September 27, 2002.

44	The accompanying notes are an integral part of these financial statements.

COMMERCE FUNDS

MidCap Growth Fund	International Equity Fund	Asset Allocation Fund(a)	Bond Fund	Short-Term Government Fund	National Tax-Free Intermediate Bond Fund	Missouri Tax-Free Intermediate Bond Fund	Kansas Tax-Free Intermediate Bond Fund

$(763,268)	$401,882	$1,628	$41,312,501	$6,293,889	$6,831,229	$5,989,036	$2,005,961
(17,238,221)	(25,739,799)	(211)	(6,144,591)	(43,389)	1,331,125	843,540	85,669

8,015,179	11,194,283	10,538	(15,490,037)	215,457	828,295	1,501,037	882,558

(9,986,310)	(14,143,634)	11,955	19,677,873	6,465,957	8,990,649	8,333,613	2,974,188

—	—	—	(43,201,864)	(6,965,376)	(6,788,426)	(5,939,488)	(1,925,964)
—	—	—	(73,364)	(88,147)	(739)	(16,788)	(66,361)

—	—	—	—	—	(2,273,990)	(194,746)	(8,447)
—	—	—	—	—	(238)	(301)	(273)

—	—	—	(43,275,228)	(7,053,523)	(9,063,393)	(6,151,323)	(2,001,045)

32,845,137	176,718,546	18,701,153	140,839,605	123,362,743	34,033,926	44,708,133	23,391,715
—	—	—	11,733,134	2,824,077	554,643	539,101	77,664
(50,445,368)	(158,568,099)	(51,177)	(145,211,750)	(58,938,630)	(40,890,342)	(23,963,791)	(5,162,415)

(17,600,231)	18,150,447	18,649,976	7,360,989	67,248,190	(6,301,773)	21,283,443	18,306,964

(27,586,541)	4,006,813	18,661,931	(16,236,366)	66,660,624	(6,374,517)	23,465,733	19,280,107

93,794,647	108,721,877	—	745,627,901	119,743,888	180,456,266	141,792,391	45,919,440

$66,208,106	$112,728,690	$18,661,931	$729,391,535	$186,404,512	$174,081,749	$165,258,124	$65,199,547

$—	$426,575	$1,628	$(998,489)	$(52,585)	$100,771	$82,574	$22,769

COMMERCE FUNDS

Notes to Financial Statements

April 30, 2003 (Unaudited)

1.  ORGANIZATION

The Commerce Funds (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, management investment company. The Trust consists of eleven portfolios (individually, a “Fund” and collectively, the “Funds”): Core Equity Fund, Growth Fund, Value Fund, MidCap Growth Fund, International Equity Fund, Asset Allocation Fund, Bond Fund, Short-Term Government Fund, National Tax-Free Intermediate Bond Fund, Missouri Tax-Free Intermediate Bond Fund and Kansas Tax-Free Intermediate Bond Fund. Each of the Funds offers two classes of shares, Institutional Shares and Service Shares. Each Fund is registered as a diversified management investment company, other than the Missouri Tax-Free Intermediate Bond Fund and the Kansas Tax-Free Intermediate Bond Fund, which are registered as non-diversified under the 1940 Act.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that may affect the reported amounts. Actual results could differ from those estimates.

A. Investment Valuation — Investments in securities traded on a U.S. or foreign securities exchange (other than a security traded through the Nasdaq National Market System) are valued daily at their last sale price on the principal exchange on which they are traded. If no sale occurs, securities are valued at the last bid price. Effective April 14, 2003, securities traded on Nasdaq are valued based on the Nasdaq Official Closing Price (“NOCP”), as defined by the exchange. Debt securities are valued at prices supplied by independent pricing services, broker/dealer-supplied valuations or matrix pricing systems. Unlisted equity and debt securities for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Securities for which quotations are not readily available are valued at fair value using methods approved by the Trust’s Board of Trustees.

Investing in emerging markets may involve special risks and considerations not typically associated with investing in the United States. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, may be subject to government ownership controls and delayed settlements, and their prices may be more volatile than those of comparable securities in the United States.

The Asset Allocation Fund invests in a combination of underlying funds (the “Underlying Funds”) for which the Adviser acts as investment adviser. The Fund may also invest in unaffiliated underlying funds and directly in equity and fixed-income securities. Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation. Because the Asset Allocation Fund invests primarily in other mutual funds, which fluctuate in value, the Fund’s shares will correspondingly fluctuate in value.

COMMERCE FUNDS

2.  SIGNIFICANT ACCOUNTING POLICIES (continued)

B. Security Transactions and Dividend Income — Security transactions and purchases and sales of the Underlying Funds by the Asset Allocation Fund are recorded as of the trade date. Realized gains and losses on sales of portfolio securities and the Underlying Funds are calculated using the identified-cost basis. Dividend income and capital gains distributions from the Underlying Funds is recorded on the ex-dividend date, net of foreign withholding taxes where applicable. Interest income is recorded on the basis of interest accrued, premium amortized and discount earned.

Net investment income (other than class specific expenses) and unrealized and realized gains or losses are allocated daily to each class of shares of the Funds based upon the relative proportion of net assets of each class.

C. Premiums and Discounts on Debt Securities — The Bond and Short-Term Government Funds invest in mortgage-backed securities. Certain mortgage security paydown gains and losses are taxable as ordinary income (loss). Such paydown gains and losses increase or decrease taxable ordinary income available for distribution and are classified as interest income in the accompanying Statements of Operations. For all Funds, original issue discounts (“OID”) on debt securities are amortized to interest income over the life of the security with a corresponding increase in the cost basis of that security. OID amortization on mortgage backed REMIC securities is initially recorded based on estimates of principal paydowns using the most recent OID factors available from the issuer.

D. Foreign Currency Translations — The books and records of the Funds are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars on the following basis: (i) investment valuations, foreign currency and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based on current exchange rates; and (ii) purchases and sales of foreign investments, income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions.

Net realized and unrealized gain (loss) on foreign currency transactions will represent: (i) foreign exchange gains and losses from the sale and holdings of foreign currencies; (ii) currency gains and losses between trade date and settlement date on investment securities transactions and foreign exchange contracts; and (iii) gains and losses from the difference between amounts of dividends, interest and foreign withholding taxes recorded and the amounts actually received. Net unrealized gain (loss) on translation of assets and liabilities denominated in foreign currencies arises from changes in the value of assets and liabilities.

E. Forward Foreign Currency Exchange Contracts — The International Equity Fund may enter into forward foreign currency exchange contracts for the purchase of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific transactions or portfolio positions. The Fund may also purchase and sell forward contracts to seek to increase total return. All commitments are “marked-to-market” daily at the applicable translation rates and any resulting gains or losses are recorded in the Fund’s financial statements. The Fund realizes gains or losses at the time a forward contract is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. At April 30, 2003, the Fund had no outstanding forward foreign currency exchange contracts.

COMMERCE FUNDS

Notes to Financial Statements (continued)

April 30, 2003 (Unaudited)

2.  SIGNIFICANT ACCOUNTING POLICIES (continued)

F. Segregation Transactions — Some of the Funds may enter into certain derivative transactions; some of these transactions may be for the purpose of increasing total return. Forward foreign currency exchange contracts, written options, mortgage dollar rolls, when-issued securities and forward commitments represent examples of derivative transactions. As a result of entering into these transactions, the Funds are required to segregate liquid assets on the accounting records equal to or greater than the market value of the corresponding transactions.

G. Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase them at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Funds, including accrued interest, is required to equal or exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held in safekeeping in the customer-only account, at the Fund’s custodian, or designated subcustodians under triparty repurchase agreements.

H. Dividend Distributions to Shareholders — Distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared and paid according to the following schedule:

	Income Distribution		Capital Gains Distribution
Fund	Declared	Paid	Declared	Paid

Core Equity, Value and Asset Allocation	Quarterly	Quarterly	Annually	Annually

Growth, MidCap Growth and International Equity	Annually	Annually	Annually	Annually

Bond, Short-Term Government, National Tax-Free Intermediate Bond, Missouri Tax-Free Intermediate Bond and Kansas Tax-Free Intermediate Bond	Daily	Monthly	Annually	Annually

I. Expenses — Expenses incurred by the Trust that do not specifically relate to an individual Fund of the Trust are allocated to the Funds based on each Fund’s relative average daily net assets. Service Class shareholders bear all expenses and fees relating to the Distribution Plan.

J. Offering Expenses — Offering costs are being amortized on a straight-line basis up to one year beginning with the commencement of the Asset Allocation Fund’s operations.

K. Federal Taxes — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute each year substantially all of its investment company tax-exempt and taxable income and capital gains to its shareholders. Accordingly, no federal tax provisions are required. Dividends and distributions to shareholders are recorded on ex-dividend date.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with income tax rules. Therefore, the source of a portfolio’s distributions may be shown in the accompanying financial statements as either from net investment income or net realized gain on investment transactions or from paid-in capital, depending on the type of book/tax differences that may exist.

COMMERCE FUNDS

3.  AGREEMENTS

The Funds have entered into an Advisory Agreement with Commerce Investment Advisors, Inc., a subsidiary of Commerce Bank, N.A. (the “Adviser”). Pursuant to the terms of the Advisory Agreement, the Adviser is responsible for managing the investments and making investment decisions for each of the Funds. For these services and for assuming related expenses, the Adviser is entitled to a fee, computed daily and payable monthly, at the contractual annual rate of the corresponding Fund’s average daily net assets. For the six months ended April 30, 2003, the Adviser had contractually agreed to waive a portion of its advisory fee for certain Funds. The contractual annual rate, effective annual rate, and waiver rates are listed on the following page.

As authorized by the Advisory Agreement, the Adviser has entered into a Sub-Advisory Agreement with Bank of Ireland Asset Management (U.S.) Limited (the “Sub-Adviser”) whereby the Sub-Adviser manages the investment assets of the International Equity Fund.

As compensation for services rendered under the Sub-Advisory Agreement, the Sub-Adviser is entitled to a fee from the Adviser at the following annual rate:

Average Daily Net Assets	Annual Rate

First $50 million	0.45%

Next $50 million	0.40%

Over $100 million	0.30%

For the six months ended April 30, 2003, the Adviser agreed to waive fees and/or reimburse expenses (excluding interest, taxes, service share distribution expenses and extraordinary expenses) to the extent that such expenses exceeded, on an annualized basis, 1.13%, 1.13%, 1.20%, 1.72%, 0.35%, 0.88%, 0.68%, 0.70%, 0.65% and 0.65% of average net assets of the Institutional Shares of the Core Equity, Growth, Value, International Equity, Asset Allocation, Bond, Short-Term Government, National Tax-Free Intermediate Bond, Missouri Tax-Free Intermediate Bond and Kansas Tax-Free Intermediate Bond Funds, respectively. Such amounts are 0.25% higher for the Service Shares of the above Funds.

Goldman Sachs Asset Management (“GSAM”), a business unit of the Investment Management Division of Goldman, Sachs & Co. (“Goldman Sachs”), serves as the Trust’s administrator, pursuant to an Administration Agreement. Under the Administration Agreement, GSAM administers the Trust’s business affairs. As compensation for the services rendered under the Administration Agreement and its assumption of related expenses, GSAM is entitled to a fee, computed daily and payable monthly, at an annual rate equal to 0.15% of the average daily net assets of each Fund. The Administrator has agreed to waive the administration fee to 0.13% of the average daily net assets of each Fund except for Asset Allocation which is waived to 0.08% of the average daily net assets of the Asset Allocation Fund.

In addition, the Funds have entered into certain offset arrangements with the custodian resulting in a reduction in the Funds’ expenses.

COMMERCE FUNDS

Notes to Financial Statements (continued)

April 30, 2003 (Unaudited)

3.  AGREEMENTS (continued)

For the six months ended April 30, 2003, a summary of the Advisory fees, Administration fees, associated waivers, expense reimbursements and custody credits are as follows:

	Advisory Fees				Administration Fees		Expense Reimbursements	Custody Credits	Total Expense Reduction
Fund	Contractual Annual Rate	Effective Annual Rate	Waiver		Waiver
			Rate	Amount	Rate	Amount

Core Equity	0.75%	0.75%	—%	$—	0.02%	$23,412	$—	$277	$23,689

Growth	0.75	0.75	—	—	0.02	17,281	—	20	17,301

Value	0.75	0.75	—	—	0.02	10,291	—	22	10,313

MidCap Growth	0.75	0.75	—	—	0.02	6,334	—	4	6,338

International Equity	1.50	0.80	0.70	415,140	0.02	11,781	—	76	426,997

Asset Allocation	0.20	—	0.20	18,615	0.07	6,515	164,342	—	189,472

Bond	0.50	0.50	—	—	0.02	70,115	—	3,707	73,822

Short-Term Government	0.50	0.50	—	—	0.02	20,820	100,967	594	122,381

National Tax-Free Intermediate Bond	0.50	0.50	—	—	0.02	17,017	75,332	275	92,624

Missouri Tax-Free Intermediate Bond	0.50	0.50	—	—	0.02	17,028	113,289	121	130,438

Kansas Tax-Free Intermediate Bond	0.50	0.50	—	—	0.02	6,531	78,553	10	85,094

Goldman, Sachs & Co. serves as Distributor of shares of the Funds pursuant to a Distribution Agreement and may receive a portion of the sales charge imposed on the sale of shares of the Funds. The maximum sales charge imposed on the sale of Service Shares of the Short-Term Government Fund, the National Tax-Free Intermediate Bond Fund, the Missouri Tax-Free Intermediate Bond Fund and the Kansas Tax-Free Intermediate Bond Fund is 2.00%; for all other Funds’ Service Shares, the maximum sales charge is 3.50%. Goldman, Sachs & Co. has advised the Trust that it has retained approximately $2,000 on the sale of shares of the Funds for the six months ended April 30, 2003.

The Trust, on behalf of each Fund, has adopted a Distribution Plan for Service Shares pursuant to Rule 12b-1 under the 1940 Act. Under the Distribution Plan, payments by each Fund for distribution expenses may not exceed 0.25% (annualized) of the average daily net assets of the Fund’s Service Shares.

Pursuant to a Shareholder Administrative Services Plan adopted by its Board of Trustees, the Funds may enter into agreements with service organizations, such as banks and financial institutions, which may include the Adviser and its affiliates (“Service Organizations”), under which they will render shareholder administration support services. For these services, the Service Organizations are entitled to receive fees from a Fund at an annual rate of up to 0.25% of the average daily net asset value of Fund shares beneficially owned by clients of such Service Organizations. For the six months ending April 30, 2003, Commerce Bank has retained approximately $109,000 in shareholder servicing fees.

COMMERCE FUNDS

4.  INVESTMENT TRANSACTIONS

The cost of purchases and proceeds of sales and maturities of long-term securities and of the Underlying Funds for the six months ended April 30, 2003, were as follows:

Fund	Purchase of U.S. Government and agency obligations	Purchases (excluding U.S. Government and agency obligations)	Sales and maturities of U.S. Government and agency obligations	Sales and maturities (excluding U.S. Government and agency obligations)

Core Equity	$—	$39,912,058	$—	$41,005,534

Growth	—	49,869,045	—	44,933,001

Value	—	32,102,283	—	21,991,445

MidCap Growth	—	20,033,954	—	21,394,177

International Equity	—	30,074,177	—	6,546,963

Asset Allocation	—	3,833,149	—	3,255,618

Bond	113,002,856	63,031,807	39,340,550	31,081,620

Short-Term Government	97,144,026	12,527,136	37,054,197	3,205,712

National Tax-Free Intermediate Bond	—	54,252,483	—	59,116,703

Missouri Tax-Free Intermediate Bond	—	22,257,042	—	12,833,732

Kansas Tax-Free Intermediate Bond	—	5,727,010	—	2,795,910

For the six months ended April 30, 2003, Goldman Sachs earned approximately $2,000 in brokerage commissions from portfolio transactions executed on behalf of the International Equity Fund.

5.  CONCENTRATION OF RISK

Under normal market conditions, the National Tax-Free Intermediate Bond Fund invests at least 80% of its assets plus any borrowings for investment purposes (measured at the time of purchase) in municipal securities issued by or on behalf of the states, the District of Columbia or the U.S. government, and their respective authorities, agencies, instrumentalities and political sub-divisions, the income from which is exempt from regular federal income and federal alternative minimum taxes. The Missouri Tax-Free Intermediate Bond Fund and the Kansas Tax-Free Intermediate Bond Fund invest at least 80% of their assets plus any borrowings for investment purposes (measured at the time of purchase) in Missouri and Kansas municipal securities, respectively, the income from which is exempt from regular federal income tax, federal alternative minimum taxes and Missouri and Kansas taxes, respectively. Alternatively, at least 80% of the Tax-Free Funds’ distributed income must be exempt from such taxes.

For each of the Missouri and Kansas Tax-Free Funds, the actual payment of principal and interest on Missouri and Kansas municipal securities is dependent on the Missouri General Assembly and the Kansas legislature, respectively, allotting money each fiscal year for these payments.

The International Equity Fund may invest a portion of its assets in emerging markets. Emerging markets securities may be more volatile than securities from more developed countries. At times, the securities held by the International Equity Fund may be subject to abrupt and severe price declines.

COMMERCE FUNDS

Notes to Financial Statements (continued)

April 30, 2003 (Unaudited)

6.  ADDITIONAL TAX INFORMATION

As of the Funds’ most recent fiscal year end, October 31, 2002, the Funds’ capital loss carryforwards and certain timing differences on a tax basis were as follows:

	Core Equity	Growth	Value	MidCap Growth	International Equity	Asset Allocation
Timing differences (i.e. dividends payable)	$—	$—	$—	$—	$—	$—
Capital loss carryforward	(20,614,865)	(57,885,613)	(12,310,736)	(33,609,855)	(27,282,507)	(211)

Capital loss carryforward years of expiration	2010	2009-2010	2009-2010	2009-2010	2009-2010	2010

At April 30, 2003, the Funds’ aggregate security unrealized gains and losses based on a cost for U.S. federal income tax purposes was as follows:
	Core Equity	Growth	Value	MidCap Growth	International Equity	Asset Allocation
Tax Cost	$238,191,882	$174,499,619	$114,343,893	$64,332,939	$153,823,652	$19,249,201
Gross unrealized gain	37,506,789	18,950,798	6,816,789	6,680,963	2,280,894	223,543
Gross unrealized loss	(34,125,100)	(13,572,847)	(11,873,507)	(5,418,087)	(25,592,315)	(14,012)

Net unrealized security gain (loss)	$3,381,689	$5,377,951	$(5,056,718)	$1,262,876	$(23,311,421)	$209,531

The difference between book-basis and tax-basis unrealized gains (losses) is primarily attributable to wash sales.

COMMERCE FUNDS

	Bond	Short-Term Government	National Tax-Free Intermediate Bond	Missouri Tax-Free Intermediate Bond	Kansas Tax-Free Intermediate Bond
Timing differences (i.e. dividends payable)	$(3,090,330)	$(524,656)	$(537,938)	$(479,948)	$(176,117)
Capital loss carryforward	(11,843,372)	(1,725,390)	—	—	—

Capital loss carryforward years of expiration	2008-2010	2008-2010	—	—	—

	Bond	Short-Term Government	National Tax-Free Intermediate Bond	Missouri Tax-Free Intermediate Bond	Kansas Tax-Free Intermediate Bond
Tax Cost	$679,675,688	$226,844,482	$168,248,775	$172,980,045	$64,652,278
Gross unrealized gain	34,907,669	4,059,799	10,390,039	10,310,940	3,859,364
Gross unrealized loss	(12,991,096)	(580,084)	(1,374)	—	(90)

Net unrealized security gain (loss)	$21,916,573	$3,479,715	$10,388,665	$10,310,940	$3,859,274

COMMERCE FUNDS

Notes to Financial Statements (continued)

April 30, 2003

7.  SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	Core Equity Fund		Growth Fund
	Shares	Dollars	Shares	Dollars

For the Six Months Ended April 30, 2003 (Unaudited)
Institutional Shares
Shares sold	1,368,967	$16,788,156	1,241,208	$21,106,637
Reinvestment of dividends and distributions	1,660	20,425	—	—
Shares repurchased	(1,710,163)	(20,930,251)	(1,169,166)	(19,898,999)

	(339,536)	(4,121,670)	72,042	1,207,638

Service Shares
Shares sold	760	9,753	13,724	230,607
Reinvestment of dividends and distributions	9	104	—	—
Shares repurchased	(150)	(1,782)	(24,398)	(406,288)

	619	8,075	(10,674)	(175,681)

NET INCREASE (DECREASE)	(338,917)	$(4,113,595)	61,368	$1,031,957

For the Year Ended October 31, 2002
Institutional Shares
Shares sold	2,093,106	$30,588,378	3,054,113	$61,450,853
Reinvestment of dividends and distributions	2,799	38,861	—	—
Shares repurchased	(2,821,304)	(41,924,763)	(4,141,023)	(83,364,383)

	(725,399)	(11,297,524)	(1,086,910)	(21,913,530)

Service Shares
Shares sold	916	14,074	28,076	559,238
Reinvestment of dividends and distributions	13	183	—	—
Shares repurchased	—	—	(127,246)	(2,551,396)

	929	14,257	(99,170)	(1,992,158)

NET INCREASE (DECREASE)	(724,470)	$(11,283,267)	(1,186,080)	$(23,905,688)

COMMERCE FUNDS

Value Fund		MidCap Growth Fund		International Equity Fund

Shares	Dollars	Shares	Dollars	Shares	Dollars

834,905	$14,887,480	658,236	$11,805,799	3,323,140	$46,209,823
23,250	416,161	—	—	18,566	267,722
(635,845)	(11,281,406)	(705,753)	(12,648,553)	(1,849,117)	(26,076,873)

222,310	4,022,235	(47,517)	(842,754)	1,492,589	20,400,672

775	13,831	4,594	80,709	1,957	26,600
160	2,875	—	—	27	391
(3,166)	(55,652)	(7,710)	(135,588)	(3,396)	(46,233)

(2,231)	(38,946)	(3,116)	(54,879)	(1,412)	(19,242)

220,079	$3,983,289	(50,633)	$(897,633)	1,491,177	$20,381,430

1,911,820	$38,638,321	1,401,977	$29,341,548	10,495,443	$175,774,429
33,819	688,195	—	—	—	—
(1,533,455)	(31,478,530)	(2,160,814)	(46,064,121)	(9,175,245)	(157,518,302)

412,184	7,847,986	(758,837)	(16,722,573)	1,320,198	18,256,127

2,934	64,246	194,665	3,503,589	54,959	944,117
283	5,794	—	—	—	—
(13,532)	(277,261)	(234,084)	(4,381,247)	(59,117)	(1,049,797)

(10,315)	(207,221)	(39,419)	(877,658)	(4,158)	(105,680)

401,869	$7,640,765	(798,256)	$(17,600,231)	1,316,040	$18,150,447

COMMERCE FUNDS

Notes to Financial Statements (continued)

April 30, 2003

7.  SUMMARY OF SHARE TRANSACTIONS (continued)

	Asset Allocation Fund(a)		Bond Fund
	Shares	Dollars	Shares	Dollars

For the Six Months Ended April 30, 2003 (Unaudited)
Institutional Shares
Shares sold	220,714	$4,028,987	2,376,080	$45,219,669
Reinvestment of dividends and distributions	11,461	208,476	300,370	5,723,739
Shares repurchased	(188,417)	(3,455,538)	(4,421,263)	(84,120,096)

	43,758	781,925	(1,744,813)	(33,176,688)

Service Shares
Shares sold	3,931	72,028	4,209	80,176
Reinvestment of dividends and distributions	233	4,250	1,494	28,491
Shares repurchased	(3,619)	(65,814)	(11,392)	(217,053)

	545	10,464	(5,689)	(108,386)

NET INCREASE (DECREASE)	44,303	$792,389	(1,750,502)	$(33,285,074)

For the Year Ended October 31, 2002
Institutional Shares
Shares sold	989,313	$18,275,151	7,327,148	$140,537,432
Reinvestment of dividends and distributions	—	—	608,233	11,671,798
Shares repurchased	(2,783)	(51,159)	(7,556,867)	(144,962,816)

	986,530	18,223,992	378,514	7,246,414

Service Shares
Shares sold	23,140	426,002	15,706	302,173
Reinvestment of dividends and distributions	—	—	3,194	61,336
Shares repurchased	(1)	(18)	(12,976)	(248,934)

	23,139	425,984	5,924	114,575

NET INCREASE (DECREASE)	1,009,669	$18,649,976	384,438	$7,360,989

(a)	Commencement date of operations was September 27, 2002 for all share classes.

COMMERCE FUNDS

Short-Term Government Fund		National Tax-Free Intermediate Bond Fund		Missouri Tax-Free Intermediate Bond Fund		Kansas Tax-Free Intermediate Bond Fund

Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

3,709,632	$70,250,464	550,543	$10,833,292	1,378,829	$27,128,419	356,212	$6,814,690
84,297	1,596,509	15,424	301,697	18,286	358,522	2,115	40,413
(1,434,133)	(27,143,901)	(711,159)	(13,990,579)	(589,827)	(11,601,147)	(217,360)	(4,149,785)

2,359,796	44,703,072	(145,192)	(2,855,590)	807,288	15,885,794	140,967	2,705,318

41,262	781,608	1	30	10,900	214,070	28,762	550,161
1,730	32,791	6	122	727	14,257	521	9,965
(10,358)	(196,168)	(897)	(17,579)	(2,226)	(44,198)	(22,150)	(422,532)

32,634	618,231	(890)	(17,427)	9,401	184,129	7,133	137,594

2,392,430	$45,321,303	(146,082)	$(2,873,017)	816,689	$16,069,923	148,100	$2,842,912

6,181,019	$116,977,293	1,763,347	$34,030,141	2,274,853	$43,991,871	1,155,939	$21,685,227
146,934	2,780,186	28,673	554,531	27,201	527,114	3,467	65,029
(2,789,313)	(52,745,138)	(2,111,725)	(40,889,952)	(1,228,921)	(23,934,136)	(214,788)	(4,039,014)

3,538,640	67,012,341	(319,705)	(6,305,280)	1,073,133	20,584,849	944,618	17,711,242

335,179	6,385,450	197	3,785	36,845	716,262	91,797	1,706,488
2,316	43,891	6	112	616	11,987	673	12,635
(324,774)	(6,193,492)	(20)	(390)	(1,566)	(29,655)	(60,347)	(1,123,401)

12,721	235,849	183	3,507	35,895	698,594	32,123	595,722

3,551,361	$67,248,190	(319,522)	$(6,301,773)	1,109,028	$21,283,443	976,741	$18,306,964

COMMERCE FUNDS

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from Investment operations				Distributions to shareholders
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	In excess of net investment income	From net realized gains	Total distributions
CORE EQUITY FUND
For the Six Months Ended April 30, 2003 (Unaudited)
Institutional Shares	$12.57	$0.05	(b)	$0.12	$0.17	$(0.04)	$—	$—	$(0.04)
Service Shares	12.57	0.03	(b)	0.13	0.16	(0.03)	—	—	(0.03)

For the Year Ended October 31, 2002
Institutional Shares	14.70	0.10	(b)	(2.14)	(2.04)	(0.09)	—	— (d)	(0.09)
Service Shares	14.70	0.06	(b)	(2.13)	(2.07)	(0.06)	—	— (d)	(0.06)

For the Period Ended October 31, 2001
Institutional Shares (commenced December 26, 2000)	18.00	0.04	(b)	(3.29)	(3.25)	(0.04)	(0.01)	—	(0.05)
Service Shares (commenced December 26, 2000)	18.00	—	(b)	(3.30)	(3.30)	—	—	—	—

GROWTH FUND
For the Six Months Ended April 30, 2003 (Unaudited)
Institutional Shares	$17.52	$(0.02	)(b)	$0.25	$0.23	$—	$—	$—	$—
Service Shares	17.27	(0.04	)(b)	0.24	0.20	—	—	—	—

For the Year Ended October 31, 2002
Institutional Shares	20.03	(0.07	)(b)	(2.44)	(2.51)	—	—	—	—
Service Shares	19.80	(0.11	)(b)	(2.42)	(2.53)	—	—	—	—

For the Year Ended October 31, 2001
Institutional Shares	38.33	(0.10	)(b)	(10.93)	(11.03)	—	—	(7.27)	(7.27)
Service Shares	38.04	(0.15	)(b)	(10.82)	(10.97)	—	—	(7.27)	(7.27)

For the Year Ended October 31, 2000
Institutional Shares	38.24	(0.14	)(b)	4.17	4.03	—	—	(3.94)	(3.94)
Service Shares	38.07	(0.24	)(b)	4.15	3.91	—	—	(3.94)	(3.94)

For the Year Ended October 31, 1999
Institutional Shares	37.37	(0.05)		6.40	6.35	(0.01)	—	(5.47)	(5.48)
Service Shares	37.29	(0.12)		6.37	6.25	—	—	(5.47)	(5.47)

For the Year Ended October 31, 1998
Institutional Shares	34.54	0.07		5.06	5.13	(0.06)	—	(2.24)	(2.30)
Service Shares	34.50	(0.01)		5.05	5.04	(0.01)	—	(2.24)	(2.25)

(a)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales charges. Total return would be reduced if sales or redemption charges were taken into account. Total returns for periods less than one full year are not annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)	Calculated based on average shares outstanding methodology.

(c)	Annualized.

(d)	Amount is less than $0.005 per share.

58	The accompanyin g notes are an integral part of these financial statements.

COMMERCE FUNDS

							Ratios assuming no expense reductions
Net asset value, end of period	Total return(a)	Net assets at end of period (in 000s)	Ratio of net expenses to average net assets		Ratio of net investment income (loss) to average net assets		Ratio of expenses to average net assets		Ratio of net investment income (loss) to average net assets		Portfolio turnover rate

$12.70	1.39%	$241,702	1.02	%(c)	0.76	%(c)	1.04	%(c)	0.74	%(c)	17%
12.70	1.26	48	1.27	(c)	0.52	(c)	1.29	(c)	0.50	(c)	17

12.57	(13.90)	243,569	0.98		0.68		1.00		0.66		23
12.57	(14.11)	40	1.23		0.44		1.25		0.42		23

14.70	(18.13)	295,532	1.01	(c)	0.31	(c)	1.03	(c)	0.29	(c)	32
14.70	(18.25)	34	1.23	(c)	(0.02	)(c)	1.25	(c)	(0.04	)(c)	32

$17.75	1.31%	$176,603	1.09	%(c)	(0.18	)%(c)	1.11	%(c)	(0.20	)%(c)	26%
17.47	1.16	4,886	1.34	(c)	(0.43	)(c)	1.36	(c)	(0.45	)(c)	26

17.52	(12.53)	173,077	1.12		(0.33)		1.14		(0.35)		53
17.27	(12.73)	5,015	1.37		(0.58)		1.39		(0.60)		53

20.03	(33.85)	219,622	1.11		(0.39)		1.13		(0.41)		47
19.80	(34.00)	7,711	1.36		(0.60)		1.38		(0.62)		47

38.33	10.88	385,676	1.06		(0.37)		1.07		(0.36)		50
38.04	10.59	13,747	1.31		(0.62)		1.32		(0.61)		50

38.24	18.24	445,923	1.08		(0.12)		1.08		(0.12)		35
38.07	17.97	14,468	1.33		(0.36)		1.33		(0.36)		35

37.37	15.38	409,797	1.08		0.20		1.08		0.20		53
37.29	15.10	8,965	1.33		(0.06)		1.33		(0.06)		53

COMMERCE FUNDS

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from investment operations				Distributions to shareholders
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total distributions
VALUE FUND
For the Six Months Ended April 30, 2003 (Unaudited)
Institutional Shares	$18.07	$0.12	(b)	$0.50	$0.62	$(0.13)	$—	$(0.13)
Service Shares	18.08	0.10	(b)	0.50	0.60	(0.11)	—	(0.11)

For the Year Ended October 31, 2002
Institutional Shares	21.05	0.24	(b)	(2.99)	(2.75)	(0.23)	—	(0.23)
Service Shares	21.05	0.19	(b)	(2.99)	(2.80)	(0.17)	—	(0.17)

For the Year Ended October 31, 2001
Institutional Shares	24.88	0.21	(b)	(2.91)	(2.70)	(0.21)	(0.92)	(1.13)
Service Shares	24.88	0.16	(b)	(2.92)	(2.76)	(0.15)	(0.92)	(1.07)

For the Year Ended October 31, 2000
Institutional Shares	21.40	0.18	(b)	3.45	3.63	(0.15)	—	(0.15)
Service Shares	21.41	0.12	(b)	3.45	3.57	(0.10)	—	(0.10)

For the Year Ended October 31, 1999
Institutional Shares	21.72	0.15		(0.09)	0.06	(0.15)	(0.23)	(0.38)
Service Shares	21.73	0.11		(0.11)	—	(0.09)	(0.23)	(0.32)

For the Year Ended October 31, 1998
Institutional Shares	21.82	0.18		(0.05)	0.13	(0.19)	(0.04)	(0.23)
Service Shares	21.81	0.16		(0.09)	0.07	(0.11)	(0.04)	(0.15)
MIDCAP GROWTH FUND
For the Six Months Ended April 30, 2003 (Unaudited)
Institutional Shares	$18.44	$(0.07	)(b)	$0.31	$0.24	$—	$—	$—
Service Shares	18.10	(0.09	)(b)	0.31	0.22	—	—	—

For the Year Ended October 31, 2002
Institutional Shares	21.37	(0.20	)(b)	(2.73)	(2.93)	—	—	—
Service Shares	21.04	(0.24	)(b)	(2.70)	(2.94)	—	—	—

For the Year Ended October 31, 2001
Institutional Shares	43.62	(0.25	)(b)	(17.57)	(17.82)	—	(4.43)	(4.43)
Service Shares	43.11	(0.32	)(b)	(17.32)	(17.64)	—	(4.43)	(4.43)

For the Year Ended October 31, 2000
Institutional Shares	40.07	(0.34	)(b)	9.91	9.57	—	(6.02)	(6.02)
Service Shares	39.75	(0.44	)(b)	9.82	9.38	—	(6.02)	(6.02)

For the Year Ended October 31, 1999
Institutional Shares	32.57	(0.23	)(b)	9.34	9.11	—	(1.61)	(1.61)
Service Shares	32.40	(0.31	)(b)	9.27	8.96	—	(1.61)	(1.61)

For the Year Ended October 31, 1998
Institutional Shares	33.02	(0.13)		1.48	1.35	—	(1.80)	(1.80)
Service Shares	32.94	(0.16)		1.42	1.26	—	(1.80)	(1.80)

(a)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales charges. Total return would be reduced if sales or redemption charges were taken into account. Total returns for periods less than one full year are not annualized. Returns do not reflect the deduction of taxes that the shareholder would pay on Fund distributions or the redemption of Fund shares.
(b)	Calculated based on average shares outstanding methodology.
(c)	Annualized.

60	The accompanying notes are an integral part of these financial statements.

COMMERCE FUNDS

							Ratios assuming no expense reductions
Net asset value, end of period	Total return(a)	Net assets at end of period (in 000s)	Ratio of net expenses to average net assets		Ratio of net investment income (loss) to average net assets		Ratio of expenses to average net assets		Ratio of net investment income (loss) to average net assets		Portfolio turnover rate

$18.56	3.46%	$108,938	1.11	%(c)	1.41	%(c)	1.13	%(c)	1.39	%(c)	22%
18.57	3.33	542	1.36	(c)	1.17	(c)	1.38	(c)	1.15	(c)	22

18.07	(13.18)	102,049	1.06		1.15		1.08		1.13		72
18.08	(13.37)	567	1.31		0.89		1.33		0.87		72

21.05	(11.16)	110,155	1.08		0.91		1.10		0.89		65
21.05	(11.39)	878	1.33		0.67		1.35		0.65		65

24.88	17.06	95,765	1.13		0.78		1.14		0.77		88
24.88	16.72	1,067	1.38		0.52		1.40		0.51		88

21.40	0.29	74,591	1.15		0.67		1.15		0.67		64
21.41	0.02	989	1.40		0.42		1.40		0.42		64

21.72	0.53	92,625	1.16		0.82		1.16		0.82		55
21.73	0.30	1,365	1.41		0.60		1.41		0.60		55

$18.68	1.30%	$64,971	1.22	%(c)	(0.74	)%(c)	1.24	%(c)	(0.76	)%(c)	32%
18.32	1.16	1,160	1.47	(c)	(0.99	)(c)	1.49	(c)	(1.01	)(c)	32

18.44	(13.71)	65,005	1.21		(0.91)		1.23		(0.93)		93
18.10	(13.97)	1,203	1.45		(1.15)		1.47		(1.17)		93

21.37	(44.12)	91,567	1.14		(0.88)		1.16		(0.90)		124
21.04	(44.24)	2,228	1.39		(1.13)		1.41		(1.15)		124

43.62	26.19	187,070	1.14		(0.80)		1.15		(0.79)		112
43.11	25.88	4,340	1.39		(1.05)		1.40		(1.04)		112

40.07	28.96	143,892	1.14		(0.63)		1.14		(0.63)		98
39.75	28.63	3,384	1.39		(0.86)		1.39		(0.86)		98

32.57	3.96	139,035	1.16		(0.58)		1.16		(0.58)		76
32.40	3.68	1,236	1.41		(0.82)		1.41		(0.82)		76

COMMERCE FUNDS

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from investment operations				Distributions to shareholders
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total distributions
INTERNATIONAL EQUITY FUND
For the Six Months Ended April 30, 2003 (Unaudited)
Institutional Shares	$14.61	$0.11	(b)	$(0.31)	$(0.20)	$(0.06)	$—	$(0.06)
Service Shares	14.47	0.08	(b)	(0.31)	(0.23)	(0.02)	—	(0.02)

For the Year Ended October 31, 2002
Institutional Shares	16.99	0.06	(b)	(2.44)	(2.38)	—	—	—
Service Shares	16.87	0.02	(b)	(2.42)	(2.40)	—	—	—

For the Year Ended October 31, 2001
Institutional Shares	26.46	—	(b)	(6.84)	(6.84)	—	(2.63)	(2.63)
Service Shares	26.37	(0.06	)(b)	(6.81)	(6.87)	—	(2.63)	(2.63)

For the Year Ended October 31, 2000
Institutional Shares	27.39	(0.01	)(b)	0.43	0.42	(0.06)	(1.29)	(1.35)
Service Shares	27.30	(0.08	)(b)	0.44	0.36	—	(1.29)	(1.29)

For the Year Ended October 31, 1999
Institutional Shares	23.00	0.09		4.40	4.49	(0.10)	—	(0.10)
Service Shares	22.92	0.10		4.34	4.44	(0.06)	—	(0.06)

For the Year Ended October 31, 1998
Institutional Shares	22.10	0.10		1.45	1.55	(0.08)	(0.57)	(0.65)
Service Shares	22.06	0.05		1.44	1.49	(0.06)	(0.57)	(0.63)

ASSET ALLOCATION FUND
For the Six Months Ended April 30, 2003 (Unaudited)
Institutional Shares	$18.48	$0.22	(b)	$0.17	$0.39	$(0.20)	$(0.02)	$(0.22)
Service Shares	18.48	0.20	(b)	0.17	0.37	(0.18)	(0.02)	(0.20)

For the Period Ended October 31, 2002
Institutional Shares (commenced September 27, 2002)	18.00	0.03	(b)	0.45	0.48	—	—	—
Service Shares (commenced September 27, 2002)	18.00	0.03	(b)	0.45	0.48	—	—	—

(a)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales charges. Total return would be reduced if sales or redemption charges were taken into account. Total returns for periods less than one full year are not annualized. Returns do not reflect the deduction of taxes that the shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)	Calculated based on average shares outstanding methodology.

(c)	Annualized.

(d)	Expense ratios exclude expenses of the Underlying Funds.

62	The accompanying notes are an integral part of these financial statements.

COMMERCE FUNDS

							Ratios assuming no expense reductions
Net asset value, end of period	Total return(a)	Net assets, at end of period (in 000s)	Ratio of net expenses to average net assets		Ratio of net investment income (loss) to average net assets		Ratio of expenses to average net assets		Ratio of net investment income (loss) to average net assets		Portfolio turnover rate

$14.35	(1.38)%	$131,729	1.24	%(c)	1.64	%(c)	1.96	%(c)	0.92	%(c)	6%
14.22	(1.62)	356	1.49	(c)	1.22	(c)	2.21	(c)	0.50	(c)	6

14.61	(14.01)	112,347	1.55		0.38		2.18		(0.25)		98
14.47	(14.23)	382	1.80		0.12		2.43		(0.51)		98

16.99	(28.40)	108,206	1.47		(0.01)		2.05		(0.59)		33
16.87	(28.63)	516	1.72		(0.30)		2.30		(0.88)		33

26.46	1.24	166,063	1.35		(0.05)		1.92		(0.60)		47
26.37	1.03	768	1.60		(0.29)		2.17		(0.84)		47

27.39	19.58	128,018	1.53		0.40		2.08		(0.13)		32
27.30	19.39	499	1.78		0.33		2.33		(0.20)		32

23.00	7.16	101,161	1.62		0.46		2.14		(0.06)		22
22.92	6.88	379	1.87		0.19		2.39		(0.33)		22

$18.65	2.12%	$19,215	0.35	%(c)(d)	2.49	%(c)	2.39	%(c)(d)	0.45	%(c)	17%
18.65	2.01	442	0.60	(c)(d)	2.24	(c)	2.64	(c)(d)	0.20	(c)	17

18.48	2.67	18,234	0.35	(c)(d)	2.80	(c)	81.34	(c)(d)	(78.19	)(c)	0
18.48	2.67	428	0.60	(c)(d)	1.93	(c)	81.59	(c)(d)	(79.06	)(c)	0

COMMERCE FUNDS

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from investment operations					Distributions to shareholders
	Net asset value, beginning of period	Net investment income		Net realized and unrealized gain (loss)		Total from investment operations	From net investment income	In excess of net investment income	From net realized gains	Total distributions
BOND FUND
For the Six Months Ended April 30, 2003 (Unaudited)
Institutional Shares	$19.09	$0.52	(b)	$0.06		$0.58	$(0.57)	$—	$—	$(0.57)
Service Shares	19.10	0.50	(b)	0.07		0.57	(0.55)	—	—	(0.55)

For the Year Ended October 31, 2002
Institutional Shares	19.71	1.07	(b)(c)	(0.57	)(c)	0.50	(1.12)	—	—	(1.12)
Service Shares	19.73	1.03	(b)(c)	(0.58	)(c)	0.45	(1.08)	—	—	(1.08)

For the Year Ended October 31, 2001
Institutional Shares	18.33	1.17	(b)	1.44		2.61	(1.21)	(0.02)	—	(1.23)
Service Shares	18.35	1.11	(b)	1.46		2.57	(1.17)	(0.02)	—	(1.19)

For the Year Ended October 31, 2000
Institutional Shares	18.57	1.16	(b)	(0.17)		0.99	(1.19)	—	(0.04)	(1.23)
Service Shares	18.57	1.11	(b)	(0.15)		0.96	(1.14)	—	(0.04)	(1.18)

For the Year Ended October 31, 1999
Institutional Shares	19.84	1.16		(1.04)		0.12	(1.16)	—	(0.23)	(1.39)
Service Shares	19.85	1.11		(1.05)		0.06	(1.11)	—	(0.23)	(1.34)

For the Year Ended October 31, 1998
Institutional Shares	19.43	1.15		0.41		1.56	(1.15)	—	—	(1.15)
Service Shares	19.43	1.11		0.42		1.53	(1.11)	—	—	(1.11)
SHORT-TERM GOVERNMENT FUND
For the Six Months Ended April 30, 2003 (Unaudited)
Institutional Shares	$19.04	$0.31	(b)	$(0.01)		$0.30	$(0.42)	$—	$—	$(0.42)
Service Shares	19.06	0.28	(b)	(0.01)		0.27	(0.40)	—	—	(0.40)

For the Year Ended October 31, 2002
Institutional Shares	19.20	0.83	(b)(e)	(0.05	)(e)	0.78	(0.94)	—	—	(0.94)
Service Shares	19.21	0.78	(b)(e)	(0.04	)(e)	0.74	(0.89)	—	—	(0.89)

For the Year Ended October 31, 2001
Institutional Shares	18.10	1.03	(b)	1.10		2.13	(1.03)	—	—	(1.03)
Service Shares	18.11	0.98	(b)	1.10		2.08	(0.98)	—	—	(0.98)

For the Year Ended October 31, 2000
Institutional Shares	18.06	1.03	(b)	0.04		1.07	(1.03)	—	—	(1.03)
Service Shares	18.07	0.98	(b)	0.05		1.03	(0.99)	—	—	(0.99)

For the Year Ended October 31, 1999
Institutional Shares	18.78	1.04		(0.71)		0.33	(1.04)	—	(0.01)	(1.05)
Service Shares	18.79	1.00		(0.72)		0.28	(0.99)	—	(0.01)	(1.00)

For the Year Ended October 31, 1998
Institutional Shares	18.47	1.10		0.32		1.42	(1.11)	—	—	(1.11)
Service Shares	18.48	1.06		0.31		1.37	(1.06)	—	—	(1.06)

(a)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales charges. Total return would be reduced if sales or redemption charges were taken into account. Total returns for periods less than one full year are not annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(b)	Calculated based on average shares outstanding methodology.
(c)	As required, effective November 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing/accreting premiums and discounts on debt securities. The effect of this change for the year ended October 31, 2002 was to decrease net investment income per share by $0.05, increase net realized and unrealized gains and losses per share by $0.05, and decrease the ratio of net investment income to average net assets with and without expense reductions by 0.26% for each class. Per share ratios and supplemental data for years prior to November 1, 2001 have not been restated to reflect this change in presentation.
(d)	Annualized.
(e)	As required, effective November 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing/accreting premiums and discounts on debt securities. The effect of this change for the year ended October 31, 2002 was to decrease net investment income per share by $0.09, increase net realized and unrealized gains and losses per share by $0.09, and decrease the ratio of net investment income to average net assets with and without expense reductions by 0.46% for each class. Per share ratios and supplemental data for years prior to November 1, 2001 have not been restated to reflect this change in presentation.

64	The accompanying notes are an integral part of these financial statements.

COMMERCE FUNDS

							Ratios assuming no expense reductions
Net asset value, end of period	Total return(a)	Net assets at end of period (in 000s)	Ratio of net expenses to average net assets		Ratio of net investment income to average net assets		Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover rate

$19.10	3.08%	$695,220	0.81	%(d)	5.49	%(d)	0.83	%(d)	5.47	%(d)	10%
19.12	3.01	1,263	1.06	(d)	5.24	(d)	1.08	(d)	5.22	(d)	10

19.09	2.69	728,021	0.72		5.59	(c)	0.74		5.57	(c)	34
19.10	2.38	1,371	0.97		5.34	(c)	0.99		5.32	(c)	34

19.71	14.70	744,329	0.73		6.12		0.75		6.10		30
19.73	14.41	1,299	0.98		5.86		1.00		5.84		30

18.33	5.59	325,732	0.81		6.38		0.81		6.38		26
18.35	5.44	1,181	1.06		6.10		1.06		6.10		26

18.57	0.58	374,121	0.81		6.05		0.81		6.05		16
18.57	0.28	1,180	1.06		5.80		1.06		5.80		16

19.84	8.27	305,396	0.83		5.86		0.83		5.86		30
19.85	8.05	1,059	1.08		5.59		1.08		5.59		30

$18.92	1.61%	$227,739	0.68	%(d)	3.27	%(d)	0.80	%(d)	3.15	%(d)	20%
18.93	1.43	2,763	0.93	(d)	3.03	(d)	1.05	(d)	2.91	(d)	20

19.04	4.21	184,246	0.68		4.41	(e)	0.82		4.27	(e)	15
19.06	4.00	2,159	0.93		4.16	(e)	1.07		4.02	(e)	15

19.20	12.07	117,813	0.68		5.54		0.89		5.33		40
19.21	11.79	1,931	0.93		5.26		1.14		5.05		40

18.10	6.15	81,484	0.68		5.72		0.92		5.48		39
18.11	5.89	1,043	0.93		5.47		1.17		5.23		39

18.06	1.81	116,163	0.68		5.65		0.92		5.41		10
18.07	1.56	1,022	0.93		5.46		1.17		5.22		10

18.78	7.94	69,538	0.68		5.90		1.04		5.55		48
18.79	7.67	968	0.93		5.63		1.29		5.28		48

COMMERCE FUNDS

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from investment operations					Distributions to shareholders
	Net asset value, beginning of period	Net investment income		Net realized and unrealized gain (loss)		Total from investment operations	From net investment income	From net realized gains	Total distributions
NATIONAL TAX-FREE INTERMEDIATE BOND FUND
For the Six Months Ended April 30, 2003 (Unaudited)
Institutional Shares	$19.68	$0.37	(b)	$0.33		$0.70	$(0.37)	$(0.16)	$(0.53)
Service Shares	19.68	0.35	(b)	0.32		0.67	(0.34)	(0.16)	(0.50)

For the Year Ended October 31, 2002
Institutional Shares	19.69	0.76	(b)(d)	0.24	(d)	1.00	(0.76)	(0.25)	(1.01)
Service Shares	19.69	0.71	(b)(d)	0.24	(d)	0.95	(0.71)	(0.25)	(0.96)

For the Year Ended October 31, 2001
Institutional Shares	18.73	0.81	(b)	0.96		1.77	(0.81)	—	(0.81)
Service Shares (commenced December 26, 2000)	19.08	0.66	(b)	0.61		1.27	(0.66)	—	(0.66)

For the Year Ended October 31, 2000
Institutional Shares	18.24	0.78	(b)	0.51		1.29	(0.79)	(0.01)	(0.80)

For the Year Ended October 31, 1999
Institutional Shares	19.33	0.74		(0.93)		(0.19)	(0.74)	(0.16)	(0.90)

For the Year Ended October 31, 1998
Institutional Shares	18.85	0.74		0.48		1.22	(0.74)	—	(0.74)
MISSOURI TAX-FREE INTERMEDIATE BOND FUND
For the Six Months Ended April 30, 2003 (Unaudited)
Institutional Shares	$19.68	$0.37	(b)	$0.22		$0.59	$(0.37)	$(0.10)	$(0.47)
Service Shares	19.69	0.34	(b)	0.22		0.56	(0.34)	(0.10)	(0.44)

For the Year Ended October 31, 2002
Institutional Shares	19.45	0.75	(b)(d)	0.26	(d)	1.01	(0.75)	(0.03)	(0.78)
Service Shares	19.45	0.69	(b)(d)	0.28	(d)	0.97	(0.70)	(0.03)	(0.73)

For the Year Ended October 31, 2001
Institutional Shares	18.53	0.80	(b)	0.92		1.72	(0.80)	—	(0.80)
Service Shares (commenced December 26, 2000)	18.87	0.65	(b)	0.58		1.23	(0.65)	—	(0.65)

For the Year Ended October 31, 2000
Institutional Shares	18.07	0.78	(b)	0.46		1.24	(0.78)	—	(0.78)

For the Year Ended October 31, 1999
Institutional Shares	19.07	0.73		(0.90)		(0.17)	(0.73)	(0.10)	(0.83)

For the Year Ended October 31, 1998
Institutional Shares	18.61	0.74		0.47		1.21	(0.74)	(0.01)	(0.75)
KANSAS TAX-FREE INTERMEDIATE BOND FUND
For the Six Months Ended April 30, 2003 (Unaudited)
Institutional Shares	$19.03	$0.34	(b)	$0.31		$0.65	$(0.33)	$(0.03)	$(0.36)
Service Shares	19.03	0.31	(b)	0.32		0.63	(0.31)	(0.03)	(0.34)

For the Year Ended October 31, 2002
Institutional Shares	18.75	0.67	(b)(d)	0.28	(d)	0.95	(0.67)	— (e)	(0.67)
Service Shares	18.75	0.62	(b)(d)	0.29	(d)	0.91	(0.63)	— (e)	(0.63)

For the Period Ended October 31, 2001
Institutional Shares (commenced December 26, 2000)	18.00	0.62	(b)	0.75		1.37	(0.62)	—	(0.62)
Service Shares (commenced December 26, 2000)	18.00	0.58	(b)	0.75		1.33	(0.58)	—	(0.58)

(a)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales charges. Total return would be reduced if sales or redemption charges were taken into account. Total returns for periods less than one full year are not annualized. Returns do not reflect the deduction of taxes that the shareholder would pay on capital gains or other taxable distributions or the redemption of Fund shares.
(b)	Calculated based on average shares outstanding methodology.
(c)	Annualized.
(d)	As required, effective November 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing/accreting premiums and discounts on debt securities. The effect of this change for year ended October 31, 2002 was an impact of less than $0.01 to net investment income, net realized and unrealized gains and losses, and an increase to the ratio of net investment income to average net assets with and without expense reductions by 0.02%. Per share ratios and supplemental data for periods prior to November 1, 2001 have not been restated to reflect this change in presentation.
(e)	Amount is less than $0.005 per share.

66	The accompanying notes are an integral part of these financial statements.

COMMERCE FUNDS

							Ratios assuming no expense reductions
Net asset value, end of period	Total return(a)	Net assets at end of period (in 000s)	Ratio of net expenses to average net assets		Ratio of net investment income to average net assets		Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover rate

$19.85	3.60%	$172,697	0.70	%(c)	3.82	%(c)	0.81	%(c)	3.71	%(c)	33%
19.85	3.47	5	0.95	(c)	3.59	(c)	1.06	(c)	3.48	(c)	33

19.68	5.30	174,059	0.70		3.93	(d)	0.77		3.86	(d)	42
19.68	5.05	23	0.95		3.70	(d)	1.02		3.63	(d)	42

19.69	9.62	180,437	0.70		4.25		0.81		4.14		55
19.69	6.78	19	0.95	(c)	3.26	(c)	1.06	(c)	3.15	(c)	55

18.73	7.17	40,753	0.70		4.23		0.94		3.99		56

18.24	(1.08)	40,243	0.70		3.90		0.93		3.67		35

19.33	6.59	33,528	0.74		3.87		1.04		3.57		41

$19.80	3.04%	$181,386	0.65	%(c)	3.78	%(c)	0.80	%(c)	3.63	%(c)	8%
19.81	2.91	1,085	0.90	(c)	3.53	(c)	1.05	(c)	3.38	(c)	8

19.68	5.31	164,365	0.65		3.88	(d)	0.78		3.75	(d)	20
19.69	5.10	893	0.90		3.58	(d)	1.03		3.45	(d)	20

19.45	9.43	141,608	0.65		4.20		0.82		4.03		21
19.45	6.60	184	0.90	(c)	3.27	(c)	1.07	(c)	3.10	(c)	21

18.53	7.05	38,448	0.65		4.29		0.95		4.09		29

18.07	(0.96)	42,641	0.65		3.91		0.92		3.64		21

19.07	6.65	34,051	0.65		3.93		1.03		3.55		34

$19.32	3.45%	$66,750	0.65	%(c)	3.54	%(c)	0.91	%(c)	3.28	%(c)	4%
19.32	3.32	2,290	0.90	(c)	3.28	(c)	1.16	(c)	3.02	(c)	4

19.03	5.23	63,079	0.65		3.61	(d)	0.90		3.36	(d)	8
19.03	4.97	2,121	0.90		3.35	(d)	1.15		3.10	(d)	8

18.75	7.72	44,432	0.65	(c)	4.01	(c)	1.11	(c)	3.55	(c)	10
18.75	7.50	1,487	0.90	(c)	3.22	(c)	1.36	(c)	2.76	(c)	10

INVESTMENT ADVISER

Commerce Investment Advisors, Inc.

INVESTMENT SUB-ADVISER,

INTERNATIONAL EQUITY FUND

Bank of Ireland Asset Management (U.S.) Ltd.

75 Holly Hill Lane

Greenwich, Connecticut 06830

CUSTODIAN

State Street Bank & Trust Company

225 Franklin Street

Boston, Massachusetts 02110

TRANSFER AGENT

National Financial Data Services, Inc.

330 W. 9th 3rd Floor

Kansas City, Missouri 64105

DISTRIBUTOR

Goldman, Sachs & Co.

32 Old Slip

New York, New York 10005

ADMINISTRATOR

Goldman Sachs Asset Management

32 Old Slip

New York, New York 10005

INDEPENDENT AUDITORS

KPMG LLP

99 High Street

Boston, Massachusetts 02110

LEGAL COUNSEL

Drinker Biddle & Reath LLP

One Logan Square

18th and Cherry Streets

Philadelphia, Pennsylvania 19103-6996

This Semi-Annual Report contains facts concerning The Commerce Funds’ objectives and policies, management, expenses, and other information. For more complete information about The Commerce Funds, a prospectus may be obtained by calling 1-800-995-6365. An investor should read the prospectus carefully before investing or sending money.

The Commerce Funds are advised by Commerce Investment Advisors, Inc., a subsidiary of Commerce Bank, N.A., which receives a fee for its services. The Commerce Funds are distributed by Goldman, Sachs & Co.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

The Commerce Funds

Trustees

J. Eric Helsing, Chairman

Randall D. Barron

David L. Bodde

John J. Holland

Warren W. Weaver

Officers

Warren W. Weaver, President

James A. McNamara, Vice President

Larry Franklin, Chief Executive Officer

William Schuetter, Vice President

John M. Perlowski, Vice President

Dee Moran, Vice President

Joseph Reece, Vice President

Peter W. Fortner, Treasurer

Philip V. Giuca Jr., Assistant Treasurer

W. Bruce McConnel III, Secretary

Diana E. McCarthy, Assistant Secretary

Amy Curran, Assistant Secretary

Howard B. Surloff, Assistant Secretary

[GRAPHIC]

922 Walnut Fourth Floor

Kansas City, Missouri 64106

www.commercefunds.com

1-800-995-6365

CB 5026

6/03

Item 2. Code of Ethics

Not applicable to semi-annual reports on Form N-CSR.

Item 3. Audit Committee Financial Expert

Not applicable to semi-annual reports on Form N-CSR.

Item 4. Principal Accountant Fees and Services

Not applicable to semi-annual reports on Form N-CSR.

Items 5-6. Reserved

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Reserved

Item 9. Controls and Procedures

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal controls or in other factors that could affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10. Exhibits

(a) Code of Ethics. Not applicable to semi-annual reports on Form N-CSR.

(b) A separate certification for the principal executive officer and principal financial officer (the treasurer) of the registrant as required by Rule 30a-2 under the 1940 Act is attached hereto as EX-99.CERT. The principal executive officer and chief financial officer (the treasurer) certifications required by Section 906 of the Sabarnes-Oxley Act of 2002 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Commerce Funds

/s/ Larry E. Franklin

Larry E. Franklin

Chief Executive Officer

June 25, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Larry E. Franklin

Larry E. Franklin

Chief Executive Officer

June 25, 2003

/s/ Peter W. Fortner

Peter W. Fortner

Treasurer

June 25, 2003